UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2018

SSC-QTLY-0718
1.912894.107

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	$2,670,000	$2,951,939
6.625% 10/1/28	770,000	865,352
General Motors Co.:
3.5% 10/2/18	3,180,000	3,188,919
6.25% 10/2/43	2,115,000	2,258,473
General Motors Financial Co., Inc.:
3.5% 7/10/19	3,787,000	3,810,858
3.7% 5/9/23	11,800,000	11,653,775
4% 1/15/25	1,900,000	1,863,582
4.25% 5/15/23	1,875,000	1,898,711
4.375% 9/25/21	7,321,000	7,496,451
		35,988,060
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	438,926
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	174,039
3.3% 7/15/56	190,000	172,903
University of Southern California 3.841% 10/1/47	705,000	698,221
		1,484,089
Hotels, Restaurants & Leisure - 0.0%
Marriott International, Inc. 3.125% 6/15/26	1,090,000	1,015,013
McDonald's Corp.:
2.625% 1/15/22	680,000	671,027
2.75% 12/9/20	1,005,000	1,003,048
3.7% 1/30/26	490,000	489,942
4.7% 12/9/35	1,385,000	1,469,600
		4,648,630
Household Durables - 0.1%
Newell Brands, Inc. 4.2% 4/1/26	515,000	505,412
Toll Brothers Finance Corp.:
4.35% 2/15/28	15,000,000	13,515,000
4.375% 4/15/23	5,000,000	4,925,000
4.875% 3/15/27	4,442,000	4,219,900
5.875% 2/15/22	12,000,000	12,442,800
		35,608,112
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24 (a)	1,045,000	1,011,480
Media - 0.4%
21st Century Fox America, Inc.:
4.75% 9/15/44	3,270,000	3,418,421
4.95% 10/15/45	50,000	53,852
5.4% 10/1/43	965,000	1,088,057
CBS Corp. 4.3% 2/15/21	270,000	277,278
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,222,645
4.908% 7/23/25	7,565,000	7,692,567
5.375% 4/1/38	450,000	436,950
5.375% 5/1/47	15,000,000	13,932,464
6.384% 10/23/35	2,985,000	3,167,503
6.484% 10/23/45	720,000	765,553
Comcast Corp.:
3% 2/1/24	725,000	698,718
3.6% 3/1/24	1,095,000	1,089,363
4.6% 8/15/45	2,990,000	2,878,376
5.7% 7/1/19	1,100,000	1,133,823
Discovery Communications LLC:
3.5% 6/15/22 (a)	1,105,000	1,098,818
3.95% 6/15/25 (a)	710,000	691,194
5% 9/20/37	255,000	245,824
5.625% 8/15/19	138,000	142,266
NBCUniversal, Inc. 5.15% 4/30/20	3,135,000	3,257,239
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,507,311
5.5% 9/1/41	2,591,000	2,482,951
5.875% 11/15/40	5,543,000	5,587,790
6.55% 5/1/37	6,351,000	6,890,793
6.75% 7/1/18	1,413,000	1,416,993
7.3% 7/1/38	6,393,000	7,536,452
8.25% 4/1/19	6,565,000	6,849,595
Time Warner, Inc.:
3.55% 6/1/24	3,131,000	3,062,090
3.8% 2/15/27	575,000	555,601
4.7% 1/15/21	2,175,000	2,249,526
4.9% 6/15/42	7,000,000	6,838,540
6.2% 3/15/40	2,433,000	2,754,888
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,352,517
5.625% 9/15/19	775,000	799,612
5.85% 9/1/43	345,000	351,826
Walt Disney Co.:
1.85% 7/30/26	1,330,000	1,169,331
2.55% 2/15/22	335,000	329,221
2.75% 8/16/21	200,000	198,769
		120,224,717
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	2,465,000	2,421,766
Specialty Retail - 0.0%
Home Depot, Inc.:
2.625% 6/1/22	260,000	256,081
3.75% 2/15/24	4,151,000	4,243,902
4.875% 2/15/44	750,000	835,395
5.875% 12/16/36	300,000	375,988
Lowe's Companies, Inc. 4.25% 9/15/44	585,000	584,422
		6,295,788

TOTAL CONSUMER DISCRETIONARY		207,682,642

CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	10,553,000	10,452,613
3.3% 2/1/23	13,975,000	13,896,097
3.65% 2/1/26	12,330,000	12,107,355
4.7% 2/1/36	13,526,000	13,877,365
4.9% 2/1/46	13,451,000	13,962,830
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	1,593,000	1,620,531
4.75% 4/15/58	6,987,000	6,931,558
Constellation Brands, Inc. 4.75% 11/15/24	5,595,000	5,848,546
PepsiCo, Inc.:
2.75% 3/5/22	900,000	893,173
3.1% 7/17/22	260,000	260,713
3.6% 3/1/24	2,352,000	2,389,774
4.5% 1/15/20	1,925,000	1,991,414
		84,231,969
Food & Staples Retailing - 0.0%
Kroger Co. 2.3% 1/15/19	170,000	169,759
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,629,263
		2,799,022
Food Products - 0.0%
H.J. Heinz Co.:
3% 6/1/26	615,000	559,354
5% 7/15/35	190,000	189,496
5.2% 7/15/45	310,000	309,714
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,820,739
The J.M. Smucker Co. 3.5% 3/15/25	310,000	303,310
Tyson Foods, Inc. 3.95% 8/15/24	450,000	451,702
Unilever Capital Corp. 4.25% 2/10/21	375,000	387,598
		4,021,913
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,537,594
4% 1/31/24	1,830,000	1,863,248
9.25% 8/6/19	449,000	482,057
Bat Capital Corp.:
3.222% 8/15/24 (a)	3,195,000	3,051,237
3.557% 8/15/27 (a)	770,000	724,197
Philip Morris International, Inc. 3.875% 8/21/42	2,075,000	1,877,530
Reynolds American, Inc.:
2.3% 6/12/18	2,234,000	2,233,866
4% 6/12/22	1,548,000	1,564,704
5.7% 8/15/35	1,287,000	1,408,161
6.15% 9/15/43	1,299,000	1,485,571
7.25% 6/15/37	2,443,000	3,113,105
		19,341,270

TOTAL CONSUMER STAPLES		110,394,174

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes A Ge Co. LLC 4.08% 12/15/47	290,000	265,864
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,260,697
Halliburton Co.:
4.75% 8/1/43	570,000	592,368
6.7% 9/15/38	170,000	214,722
		2,333,651
Oil, Gas & Consumable Fuels - 1.0%
Amerada Hess Corp. 7.875% 10/1/29	3,089,000	3,789,528
Anadarko Finance Co. 7.5% 5/1/31	7,027,000	8,816,574
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,823,994
5.55% 3/15/26	4,166,000	4,506,667
6.6% 3/15/46	4,900,000	6,077,711
6.95% 7/1/24	975,000	1,123,374
Apache Corp.:
3.25% 4/15/22	270,000	267,121
6% 1/15/37	415,000	462,217
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	2,959,668
Buckeye Partners LP 2.65% 11/15/18	125,000	124,844
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	3,120,338
Cenovus Energy, Inc.:
4.25% 4/15/27	6,718,000	6,453,160
5.25% 6/15/37	605,000	597,176
Chesapeake Energy Corp.:
6.625% 8/15/20	28,840,000	29,783,068
8% 12/15/22 (a)	3,981,000	4,209,908
Chevron Corp.:
1.961% 3/3/20	650,000	642,554
2.355% 12/5/22	840,000	812,990
2.566% 5/16/23	4,322,000	4,192,799
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	949,000	949,000
3.3% 6/1/20	4,641,000	4,630,637
4.5% 6/1/25	1,418,000	1,430,108
Concho Resources, Inc. 4.875% 10/1/47	185,000	189,652
Conoco, Inc. 6.95% 4/15/29	425,000	530,231
ConocoPhillips Co. 2.4% 12/15/22	2,350,000	2,285,463
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	2,042,213
5.35% 3/15/20 (a)	2,258,000	2,314,450
5.85% 5/21/43 (a)(b)	7,892,000	7,297,732
DCP Midstream Operating LP:
2.7% 4/1/19	1,070,000	1,064,650
3.875% 3/15/23	17,626,000	16,965,025
5.6% 4/1/44	3,773,000	3,603,215
Devon Energy Corp.:
5% 6/15/45	1,040,000	1,088,781
5.6% 7/15/41	475,000	528,283
Ecopetrol SA:
4.125% 1/16/25	270,000	259,200
5.875% 5/28/45	400,000	382,400
El Paso Corp. 6.5% 9/15/20	12,030,000	12,840,753
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,148,000	1,140,477
3.9% 5/15/24 (b)	1,210,000	1,176,339
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,068,134
Enbridge, Inc.:
4.25% 12/1/26	1,943,000	1,947,047
5.5% 12/1/46	2,242,000	2,442,431
Encana Corp. 6.5% 8/15/34	1,165,000	1,388,494
Enterprise Products Operating LP 4.85% 3/15/44	2,500,000	2,547,857
EOG Resources, Inc.:
3.9% 4/1/35	205,000	199,093
4.1% 2/1/21	285,000	291,968
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,545,008
4.114% 3/1/46	855,000	871,363
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	896,221
4.15% 2/1/24	300,000	301,000
Magellan Midstream Partners LP:
4.2% 10/3/47	570,000	541,520
4.25% 9/15/46	65,000	62,420
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,002,330
MPLX LP:
4.5% 7/15/23	1,235,000	1,270,324
4.5% 4/15/38	900,000	854,417
4.875% 12/1/24	2,489,000	2,593,319
4.875% 6/1/25	625,000	646,692
5.2% 3/1/47	125,000	127,235
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	736,063
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,207,887
5.25% 11/15/43	295,000	313,650
6% 3/1/41	360,000	412,233
Occidental Petroleum Corp.:
2.6% 4/15/22	325,000	317,878
2.7% 2/15/23	1,655,000	1,614,591
3.125% 2/15/22	472,000	471,812
4.1% 2/1/21	670,000	687,584
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,053,891
6.65% 10/1/36	400,000	477,538
ONEOK, Inc. 4.95% 7/13/47	515,000	519,417
Petro-Canada 6.8% 5/15/38	350,000	456,393
Petrobras Global Finance BV:
5.625% 5/20/43	8,280,000	6,913,800
7.25% 3/17/44	34,097,000	32,051,180
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	966,150
4.625% 9/21/23	7,965,000	7,800,602
4.875% 1/18/24	2,616,000	2,563,418
5.375% 3/13/22	2,525,000	2,587,898
6.375% 2/4/21	2,660,000	2,779,700
6.375% 1/23/45	11,698,000	10,686,123
6.5% 3/13/27	7,220,000	7,351,765
6.5% 6/2/41	59,845,000	55,775,540
6.75% 9/21/47	26,150,000	24,709,135
Phillips 66 Co.:
4.3% 4/1/22	1,979,000	2,050,054
4.875% 11/15/44	305,000	323,017
Phillips 66 Partners LP 3.75% 3/1/28	420,000	399,085
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,400,851
Schlumberger Investment SA 3.65% 12/1/23	210,000	212,781
Shell International Finance BV:
2.125% 5/11/20	850,000	840,094
3.25% 5/11/25	1,465,000	1,436,747
4.3% 9/22/19	145,000	148,125
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,174,138
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	850,000	781,378
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,443,247
4.55% 6/24/24	12,246,000	12,291,923
Total Capital International SA 2.7% 1/25/23	1,375,000	1,339,388
Western Gas Partners LP:
4% 7/1/22	270,000	268,619
4.65% 7/1/26	1,249,000	1,257,506
5.3% 3/1/48	645,000	629,020
5.375% 6/1/21	4,846,000	5,040,972
Williams Partners LP:
3.6% 3/15/22	660,000	657,423
3.75% 6/15/27	1,385,000	1,310,368
4% 11/15/21	812,000	820,796
4.125% 11/15/20	394,000	400,343
4.3% 3/4/24	2,607,000	2,628,195
4.85% 3/1/48	300,000	290,387
4.9% 1/15/45	470,000	456,431
5.25% 3/15/20	150,000	155,150
		379,289,459

TOTAL ENERGY		381,623,110

FINANCIALS - 2.3%
Banks - 1.4%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	292,903
Banco Santander SA 3.848% 4/12/23	800,000	786,482
Bank of America Corp.:
3.004% 12/20/23 (b)	1,802,000	1,749,076
3.3% 1/11/23	5,787,000	5,735,711
3.419% 12/20/28 (b)	11,888,000	11,231,299
3.5% 4/19/26	5,358,000	5,190,446
3.95% 4/21/25	14,568,000	14,307,566
4% 4/1/24	95,000	96,267
4% 1/22/25	45,375,000	44,882,304
4.1% 7/24/23	16,299,000	16,663,786
4.2% 8/26/24	2,028,000	2,044,893
4.244% 4/24/38 (b)	3,500,000	3,445,141
4.25% 10/22/26	3,838,000	3,833,772
5.49% 3/15/19	800,000	816,225
Barclays PLC:
2.75% 11/8/19	3,769,000	3,748,711
3.65% 3/16/25	925,000	869,418
4.337% 1/10/28	3,070,000	2,930,079
4.375% 1/12/26	1,015,000	987,183
Bnp Paribas Mtn Be 2.375% 5/21/20	495,000	489,335
CIT Group, Inc. 5% 8/1/23	7,000,000	7,070,000
Citigroup, Inc.:
2.7% 10/27/22	50,590,000	48,789,791
2.9% 12/8/21	2,470,000	2,427,787
3.2% 10/21/26	2,775,000	2,588,527
3.4% 5/1/26	1,045,000	993,773
3.7% 1/12/26	3,440,000	3,344,167
4.05% 7/30/22	1,159,000	1,174,604
4.4% 6/10/25	5,137,000	5,143,880
4.45% 9/29/27	3,875,000	3,830,729
4.5% 1/14/22	2,773,000	2,874,378
4.6% 3/9/26	1,810,000	1,827,125
4.75% 5/18/46	10,000,000	9,732,057
5.5% 9/13/25	7,460,000	7,972,696
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,670,465
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,115,000	3,136,042
4.3% 12/3/25	9,918,000	9,927,496
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	592,233
Corporacion Andina de Fomento 2% 5/10/19	800,000	793,518
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,672,000	16,087,885
3.8% 9/15/22	10,230,000	10,239,058
3.8% 6/9/23	9,457,000	9,380,451
4.55% 4/17/26	2,315,000	2,333,159
Credit Suisse New York Branch 4.375% 8/5/20	650,000	666,474
Discover Bank:
3.45% 7/27/26	435,000	405,477
7% 4/15/20	3,143,000	3,329,638
Export-Import Bank of Korea 5.125% 6/29/20	800,000	829,570
Fifth Third Bancorp:
4.5% 6/1/18	520,000	520,000
8.25% 3/1/38	603,000	836,014
HSBC Holdings PLC:
4.041% 3/13/28 (b)	1,355,000	1,327,747
4.25% 3/14/24	1,872,000	1,881,422
4.875% 1/14/22	5,445,000	5,682,532
Huntington Bancshares, Inc. 7% 12/15/20	404,000	438,682
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	27,505,000	25,079,362
5.71% 1/15/26 (a)	5,700,000	5,255,918
Japan Bank International Cooperation 2.25% 2/24/20	1,600,000	1,586,671
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,609,233
2.35% 1/28/19	1,528,000	1,525,989
2.95% 10/1/26	4,205,000	3,913,859
3.2% 6/15/26	390,000	369,989
3.3% 4/1/26	735,000	703,142
3.509% 1/23/29 (b)	755,000	717,973
3.625% 5/13/24	2,830,000	2,820,880
3.875% 2/1/24	130,000	131,475
3.875% 9/10/24	10,030,000	9,932,236
3.882% 7/24/38 (b)	6,115,000	5,700,294
3.897% 1/23/49 (b)	1,945,000	1,780,967
4.125% 12/15/26	7,374,000	7,334,197
4.25% 10/15/20	1,747,000	1,789,418
4.26% 2/22/48 (b)	930,000	901,003
4.35% 8/15/21	4,947,000	5,105,081
4.625% 5/10/21	1,718,000	1,789,274
4.95% 3/25/20	4,618,000	4,781,692
Lloyds Banking Group PLC 4.375% 3/22/28	1,365,000	1,345,747
Peoples United Bank 4% 7/15/24	40,000	40,007
PNC Bank NA 3.25% 6/1/25	2,010,000	1,954,506
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	268,677
3.9% 4/29/24	375,000	376,415
Rabobank Nederland 4.375% 8/4/25	7,713,000	7,591,026
Regions Bank 6.45% 6/26/37	2,533,000	3,033,598
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,089,054
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	21,590,769
6% 12/19/23	24,750,000	26,265,340
6.1% 6/10/23	26,988,000	28,675,073
6.125% 12/15/22	5,889,000	6,230,064
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	544,529
Societe Generale 4.25% 4/14/25 (a)	21,901,000	21,175,703
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	254,259
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	527,704
3.3% 5/15/26	1,240,000	1,180,059
Synchrony Bank 3% 6/15/22	5,477,000	5,282,715
U.S. Bancorp 2.625% 1/24/22	3,020,000	2,964,926
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,473,910
3% 2/19/25	5,000,000	4,717,272
4.125% 8/15/23	280,000	282,739
4.65% 11/4/44	1,760,000	1,701,880
		511,342,599
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,882,778
Deutsche Bank AG 4.5% 4/1/25	9,996,000	8,957,777
Deutsche Bank AG New York Branch 3.3% 11/16/22	10,180,000	9,677,547
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,744,000	12,429,633
3.2% 2/23/23	5,700,000	5,579,642
3.625% 1/22/23	2,410,000	2,405,958
3.75% 5/22/25	3,095,000	3,026,410
3.75% 2/25/26	650,000	631,320
3.85% 7/8/24	1,900,000	1,891,610
4% 3/3/24	270,000	271,810
4.223% 5/1/29 (b)	2,900,000	2,859,704
6.75% 10/1/37	38,243,000	45,874,530
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,760,134
3.75% 12/1/25	3,162,000	3,168,657
Lazard Group LLC 4.25% 11/14/20	2,944,000	3,010,687
Moody's Corp.:
3.25% 1/15/28	2,897,000	2,745,069
4.875% 2/15/24	2,720,000	2,867,389
Morgan Stanley:
3.125% 1/23/23	7,600,000	7,428,880
3.125% 7/27/26	38,526,000	36,075,724
3.7% 10/23/24	21,259,000	21,096,573
3.75% 2/25/23	3,725,000	3,737,375
3.875% 4/29/24	4,975,000	4,995,221
3.875% 1/27/26	1,125,000	1,112,135
4% 7/23/25	3,675,000	3,688,267
4.1% 5/22/23	2,000,000	2,028,657
5% 11/24/25	32,614,000	34,029,984
5.75% 1/25/21	4,996,000	5,304,668
The Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	744,397
UBS AG Stamford Branch 2.375% 8/14/19	495,000	492,535
		229,775,071
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,949,000	1,913,141
4.5% 5/15/21	1,455,000	1,488,191
5% 10/1/21	2,185,000	2,267,503
American Express Credit Corp. 2.2% 3/3/20	2,390,000	2,359,893
Capital One Bank U.S.A. NA 3.375% 2/15/23	1,035,000	1,010,220
Capital One Financial Corp. 3.8% 1/31/28	5,513,000	5,245,639
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,284,882
3.95% 11/6/24	2,567,000	2,518,818
4.1% 2/9/27	645,000	624,130
5.2% 4/27/22	1,093,000	1,142,758
Ford Motor Credit Co. LLC:
2.943% 1/8/19	12,780,000	12,794,507
3.664% 9/8/24	1,275,000	1,227,212
3.81% 1/9/24	1,305,000	1,275,493
4.134% 8/4/25	1,345,000	1,319,827
Synchrony Financial:
3% 8/15/19	1,335,000	1,334,649
3.75% 8/15/21	2,016,000	2,020,243
3.95% 12/1/27	3,434,000	3,190,064
4.25% 8/15/24	2,029,000	2,001,740
		46,018,910
Diversified Financial Services - 0.1%
Arch Capital Finance LLC 4.011% 12/15/26	185,000	182,751
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	1,273,000	1,268,190
Berkshire Hathaway, Inc.:
2.75% 3/15/23	3,395,000	3,334,578
3.125% 3/15/26	1,015,000	983,779
4.5% 2/11/43	500,000	529,091
Brixmor Operating Partnership LP 4.125% 6/15/26	2,238,000	2,168,351
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,174,188
GE Capital International Funding Co.:
2.342% 11/15/20	3,179,000	3,110,943
3.373% 11/15/25	1,880,000	1,805,638
General Electric Capital Corp.:
3.45% 5/15/24	920,000	904,579
5.55% 5/4/20	1,096,000	1,146,253
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	814,227
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,262,208
		20,684,776
Insurance - 0.1%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,072,346
3.15% 3/15/25	1,615,000	1,571,652
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	770,161
American International Group, Inc.:
4.125% 2/15/24	2,820,000	2,842,814
4.5% 7/16/44	2,080,000	1,951,989
4.875% 6/1/22	3,898,000	4,087,454
Aon Corp. 5% 9/30/20	540,000	560,952
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (a)(b)(c)	2,630,000	2,630,000
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,954,000	5,269,117
5.5% 3/30/20	990,000	1,031,211
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	1,926,878
Lincoln National Corp.:
4.35% 3/1/48	165,000	156,049
6.3% 10/9/37	185,000	222,676
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,132,104
4.8% 7/15/21	1,026,000	1,068,157
MetLife, Inc. 4.368% 9/15/23 (b)	910,000	948,107
Pricoa Global Funding I 5.375% 5/15/45 (b)	5,278,000	5,304,390
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,162,847
7.375% 6/15/19	438,000	458,063
The Chubb Corp. 6% 5/11/37	300,000	371,143
The Travelers Companies, Inc. 4.6% 8/1/43	680,000	725,451
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,099,348
Unum Group:
5.625% 9/15/20	3,216,000	3,381,352
5.75% 8/15/42	2,238,000	2,415,091
		42,159,352

TOTAL FINANCIALS		849,980,708

HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc.:
3.6% 5/14/25	2,980,000	2,903,297
4.7% 5/14/45	1,220,000	1,225,237
Amgen, Inc.:
3.45% 10/1/20	410,000	413,901
3.625% 5/22/24	4,455,000	4,459,750
4.4% 5/1/45	860,000	835,662
4.5% 3/15/20	1,500,000	1,543,210
Baxalta, Inc. 4% 6/23/25	1,945,000	1,907,027
Celgene Corp.:
3.625% 5/15/24	910,000	891,714
5% 8/15/45	660,000	653,368
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	194,696
4.4% 12/1/21	1,120,000	1,162,680
4.5% 4/1/21	1,295,000	1,347,432
4.5% 2/1/45	765,000	765,705
		18,303,679
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	485,340
2.9% 11/30/21	1,915,000	1,892,550
3.75% 11/30/26	550,000	542,908
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,037,460
3.7% 6/6/27	380,000	361,397
3.734% 12/15/24	855,000	838,194
Medtronic, Inc.:
2.5% 3/15/20	90,000	89,535
3.625% 3/15/24	1,250,000	1,257,352
Stryker Corp.:
3.375% 5/15/24	700,000	693,070
3.5% 3/15/26	675,000	664,247
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	461,417
		8,323,470
Health Care Providers & Services - 0.3%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,430,809
Ascension Health:
3.945% 11/15/46	465,000	463,144
4.847% 11/15/53	250,000	283,994
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	396,068
4.625% 12/15/20	200,000	206,061
Childrens Hospital Corp. 4.115% 1/1/47	580,000	595,690
Cigna Corp.:
3.25% 4/15/25	1,080,000	1,023,843
4% 2/15/22	1,910,000	1,943,288
4.375% 12/15/20	305,000	312,993
5.125% 6/15/20	560,000	580,676
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,461,947
CVS Health Corp.:
3.5% 7/20/22	640,000	637,240
3.875% 7/20/25	2,348,000	2,307,320
4.1% 3/25/25	13,963,000	13,969,264
4.3% 3/25/28	16,214,000	16,091,419
4.78% 3/25/38	7,828,000	7,764,881
5.05% 3/25/48	11,638,000	11,873,610
5.125% 7/20/45	125,000	128,888
5.3% 12/5/43	265,000	281,097
Duke University Health System, Inc. 3.92% 6/1/47	635,000	623,353
Express Scripts Holding Co. 4.5% 2/25/26	1,020,000	1,023,678
Hackensack Meridian Health 4.5% 7/1/57	385,000	412,106
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,378,810
4.75% 5/1/23	205,000	206,281
5.875% 3/15/22	250,000	262,813
6.5% 2/15/20	3,683,000	3,848,735
Kaiser Foundation Hospitals 4.15% 5/1/47	1,465,000	1,485,229
Laboratory Corp. of America Holdings:
3.25% 9/1/24	395,000	382,870
4.7% 2/1/45	980,000	962,424
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,067,638
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	145,615
5% 7/1/42	225,000	261,261
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	554,168
4.063% 8/1/56	540,000	529,500
NYU Hospitals Center:
4.368% 7/1/47	810,000	831,910
5.75% 7/1/43	185,000	233,097
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	728,294
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	101,676
5.75% 1/30/40	68,000	75,158
RWJ Barnabas Health, Inc. 3.949% 7/1/46	265,000	257,380
Sutter Health 4.091% 8/15/48	3,295,000	3,196,840
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	395,749
UnitedHealth Group, Inc.:
3.75% 10/15/47	575,000	532,645
4.25% 4/15/47	470,000	474,461
4.7% 2/15/21	240,000	249,674
6.875% 2/15/38	700,000	943,680
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,584,457
3.3% 1/15/23	7,225,000	7,138,666
		95,640,400
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3.15% 1/15/23	365,000	358,239
4.15% 2/1/24	570,000	581,675
		939,914
Pharmaceuticals - 0.1%
Actavis Funding SCS:
3.8% 3/15/25	2,175,000	2,109,275
4.55% 3/15/35	400,000	382,319
4.85% 6/15/44	1,060,000	1,016,368
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	700,079
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,391,505
Johnson & Johnson:
2.45% 3/1/26	570,000	535,327
3.625% 3/3/37	1,585,000	1,559,867
Merck & Co., Inc.:
2.4% 9/15/22	3,375,000	3,288,018
3.875% 1/15/21	1,800,000	1,843,727
Mylan N.V. 5.2% 4/15/48 (a)	1,570,000	1,514,071
Mylan NV:
2.5% 6/7/19	4,209,000	4,181,558
3.15% 6/15/21	6,494,000	6,420,396
3.95% 6/15/26	2,804,000	2,673,337
Novartis Capital Corp.:
2.4% 9/21/22	4,695,000	4,573,685
4.4% 5/6/44	1,225,000	1,327,747
Perrigo Finance PLC 3.5% 12/15/21	400,000	396,971
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	3,260,000	3,075,429
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,911,000	3,591,872
3.15% 10/1/26	3,333,000	2,691,701
Wyeth LLC 6.45% 2/1/24	3,905,000	4,533,671
Zoetis, Inc.:
3% 9/12/27	340,000	314,902
3.25% 2/1/23	5,975,000	5,904,987
		54,026,812

TOTAL HEALTH CARE		177,234,275

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
General Dynamics Corp.:
2.25% 11/15/22	1,500,000	1,439,876
3.5% 5/15/25	2,355,000	2,347,987
Lockheed Martin Corp.:
2.9% 3/1/25	3,040,000	2,898,753
3.8% 3/1/45	735,000	683,226
4.25% 11/15/19	1,400,000	1,429,501
Northrop Grumman Corp. 4.75% 6/1/43	920,000	966,036
Rockwell Collins, Inc. 4.35% 4/15/47	595,000	574,104
The Boeing Co. 4.875% 2/15/20	650,000	673,624
United Technologies Corp. 2.8% 5/4/24	2,742,000	2,598,029
		13,611,136
Air Freight & Logistics - 0.0%
FedEx Corp. 3.3% 3/15/27	280,000	268,807
United Parcel Service, Inc. 3.125% 1/15/21	370,000	372,364
		641,171
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 10/1/26	265,322	260,639
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	511,920	485,203
Continental Airlines, Inc.:
4.15% 4/11/24	829,297	837,524
6.545% 2/2/19	71,530	72,245
6.795% 8/2/18	4,002	4,002
Delta Air Lines, Inc. 3.4% 4/19/21	1,105,000	1,106,405
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	130,563	143,502
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	49,752	51,244
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	169,618	172,705
		3,133,469
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	422,623
Johnson Controls International PLC 4.95% 7/2/64	275,000	270,274
Masco Corp. 4.45% 4/1/25	1,610,000	1,628,193
		2,321,090
Commercial Services & Supplies - 0.0%
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,119,494
Republic Services, Inc. 5.5% 9/15/19	325,000	335,963
Waste Management, Inc. 2.9% 9/15/22	375,000	368,452
WMX Technologies, Inc. 4.6% 3/1/21	345,000	357,820
		2,181,729
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	113,735
Fortive Corp. 3.15% 6/15/26	275,000	257,912
General Electric Capital Corp. 3.15% 9/7/22	1,386,000	1,367,183
		1,738,830
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	863,349
General Electric Co. 2.7% 10/9/22	1,170,000	1,135,783
		1,999,132
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	658,914
3.9% 5/27/21	1,730,000	1,779,867
John Deere Capital Corp.:
2.65% 6/24/24	615,000	588,876
2.8% 1/27/23	585,000	573,174
2.8% 3/6/23	1,435,000	1,404,500
Xylem, Inc.:
3.25% 11/1/26	225,000	214,270
4.875% 10/1/21	525,000	550,231
		5,769,832
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	977,343
Canadian National Railway Co. 2.85% 12/15/21	600,000	596,407
CSX Corp.:
3.4% 8/1/24	600,000	591,527
6.15% 5/1/37	1,500,000	1,818,609
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,409,295
Union Pacific Corp.:
3.6% 9/15/37	640,000	600,127
4% 2/1/21	943,000	963,889
4.3% 6/15/42	325,000	328,411
		8,285,608
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	800,000	764,794
3.375% 6/1/21	2,750,000	2,739,794
3.75% 2/1/22	4,752,000	4,773,946
3.875% 4/1/21	2,900,000	2,931,527
4.25% 9/15/24	3,212,000	3,223,070
4.75% 3/1/20	3,227,000	3,308,741
		17,741,872
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	847,488

TOTAL INDUSTRIALS		58,271,357

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	699,659
2.9% 3/4/21	150,000	150,120
3% 6/15/22	310,000	309,334
		1,159,113
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	725,000	727,783
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	2,120,000	2,117,367
IBM Corp. 3.625% 2/12/24	4,140,000	4,183,503
MasterCard, Inc. 3.375% 4/1/24	1,220,000	1,224,703
		7,525,573
Software - 0.1%
CA Technologies, Inc. 3.6% 8/1/20	555,000	559,057
Microsoft Corp.:
1.85% 2/12/20	550,000	543,464
2.875% 2/6/24	3,890,000	3,826,784
3.7% 8/8/46	1,800,000	1,744,692
4.1% 2/6/37	1,930,000	2,012,687
Oracle Corp.:
1.9% 9/15/21	3,770,000	3,644,829
2.5% 10/15/22	1,855,000	1,809,067
2.65% 7/15/26	2,595,000	2,416,071
2.95% 5/15/25	2,085,000	2,005,318
4.125% 5/15/45	1,595,000	1,583,481
		20,145,450
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23	2,090,000	2,020,468
2.85% 5/6/21	885,000	886,908
2.85% 5/11/24	3,515,000	3,422,629
3.25% 2/23/26	2,145,000	2,103,191
3.35% 2/9/27	1,835,000	1,807,137
3.75% 9/12/47	40,000	37,841
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	5,700,000	5,884,284
		16,162,458

TOTAL INFORMATION TECHNOLOGY		45,720,377

MATERIALS - 0.1%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 2.8% 2/15/23	1,195,000	1,162,063
Eastman Chemical Co. 4.65% 10/15/44	485,000	482,911
Ecolab, Inc. 4.35% 12/8/21	245,000	254,789
LYB International Finance II BV 3.5% 3/2/27	480,000	454,019
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,883,958
6% 11/15/21	1,919,000	2,067,509
Monsanto Co. 4.7% 7/15/64	370,000	337,020
Nutrien Ltd.:
4.9% 6/1/43	825,000	840,505
5.25% 1/15/45	330,000	350,287
Praxair, Inc. 4.5% 8/15/19	220,000	224,790
Sherwin-Williams Co. 4.5% 6/1/47	210,000	205,279
The Dow Chemical Co.:
3% 11/15/22	650,000	636,191
4.125% 11/15/21	1,350,000	1,381,120
4.25% 11/15/20	2,524,000	2,593,587
		12,874,028
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	3,355,000	3,314,031
4.75% 2/15/22	1,920,000	2,002,078
5% 9/15/35	405,000	419,066
5.15% 5/15/46	116,000	117,800
Rock-Tenn Co. 4.9% 3/1/22	185,000	193,900
		6,046,875
Metals & Mining - 0.1%
Anglo American Capital PLC:
4.125% 4/15/21 (a)	6,803,000	6,868,921
4.125% 9/27/22 (a)	1,333,000	1,341,830
Barrick North America Finance LLC 5.75% 5/1/43	330,000	377,823
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,979,000	2,063,108
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,033,000	1,934,034
4.5% 8/1/47 (a)	1,715,000	1,671,388
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,390,000	1,407,235
Southern Copper Corp. 5.875% 4/23/45	455,000	492,162
		16,156,501

TOTAL MATERIALS		35,077,404

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	796,021
4.6% 4/1/22	855,000	885,928
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	813,948
Boston Properties, Inc. 3.85% 2/1/23	1,175,000	1,185,449
Camden Property Trust:
2.95% 12/15/22	954,000	930,741
4.25% 1/15/24	2,838,000	2,904,038
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,547,447
DDR Corp.:
3.625% 2/1/25	2,396,000	2,284,158
4.25% 2/1/26	4,062,000	3,993,580
4.625% 7/15/22	5,099,000	5,260,565
Duke Realty LP:
3.25% 6/30/26	805,000	756,151
3.625% 4/15/23	1,382,000	1,376,956
3.875% 10/15/22	2,108,000	2,135,875
4.375% 6/15/22	1,237,000	1,276,962
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,191,260
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,020,496
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,241,773
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,306,802
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,606,717
4.5% 1/15/25	2,793,000	2,727,219
4.5% 4/1/27	1,500,000	1,427,449
4.75% 1/15/28	7,569,000	7,295,430
4.95% 4/1/24	1,152,000	1,171,432
5.25% 1/15/26	5,841,000	5,868,652
Realty Income Corp. 3% 1/15/27	1,015,000	929,648
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	833,063
5% 12/15/23	626,000	630,946
Simon Property Group LP:
3.25% 11/30/26	870,000	828,828
3.375% 10/1/24	3,900,000	3,813,883
Weingarten Realty Investors 3.375% 10/15/22	472,000	467,964
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,391,434
4.6% 4/1/24	7,436,000	7,557,720
		84,458,535
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	4,020,515
3.95% 11/15/27	5,608,000	5,388,599
4.1% 10/1/24	3,830,000	3,790,302
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	13,172,256
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,535,251
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,677,633
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,017,605
3.375% 6/15/23	4,307,000	4,236,070
4.125% 6/15/22	1,061,000	1,083,683
4.75% 10/1/20	2,674,000	2,756,748
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,051,649
4.5% 4/18/22	644,000	628,102
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,286,763
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,778,414
Tanger Properties LP:
3.125% 9/1/26	2,814,000	2,538,710
3.75% 12/1/24	2,653,000	2,548,271
3.875% 12/1/23	1,492,000	1,460,774
3.875% 7/15/27	9,533,000	9,028,450
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,373,510
3.85% 4/1/27	1,050,000	1,010,191
4% 3/1/28	2,712,000	2,626,453
4.125% 1/15/26	1,628,000	1,612,546
		71,622,495

TOTAL REAL ESTATE		156,081,030

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	59,800,416
3.6% 2/17/23	9,435,000	9,365,828
3.875% 8/15/21	1,130,000	1,147,546
3.95% 1/15/25	1,275,000	1,255,912
4.45% 4/1/24	1,387,000	1,419,101
4.5% 5/15/35	1,980,000	1,867,874
4.5% 3/9/48	21,790,000	19,263,765
4.55% 3/9/49	611,000	542,641
4.75% 5/15/46	2,340,000	2,153,523
4.8% 6/15/44	515,000	478,919
5.35% 9/1/40	59,000	59,711
5.875% 10/1/19	1,592,000	1,653,833
6.3% 1/15/38	2,523,000	2,851,710
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	69,105
British Telecommunications PLC 9.125% 12/15/30 (b)	575,000	813,757
CenturyLink, Inc. 6.15% 9/15/19	2,129,000	2,189,527
Verizon Communications, Inc.:
3.376% 2/15/25	1,110,000	1,068,244
3.5% 11/1/24	295,000	289,268
4.5% 8/10/33	1,310,000	1,283,813
4.522% 9/15/48	1,186,000	1,088,998
5.012% 4/15/49	2,264,000	2,218,498
5.012% 8/21/54	20,147,000	19,203,170
		130,085,159
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,211,363
Rogers Communications, Inc. 3% 3/15/23	150,000	147,248
		1,358,611

TOTAL TELECOMMUNICATION SERVICES		131,443,770

UTILITIES - 0.4%
Electric Utilities - 0.2%
Alabama Power Co.:
3.75% 3/1/45	850,000	810,980
3.85% 12/1/42	500,000	484,746
4.1% 1/15/42	225,000	223,201
Appalachian Power Co. 3.3% 6/1/27	605,000	582,381
Arizona Public Service Co. 3.75% 5/15/46	390,000	365,000
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	468,949
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	508,791
Commonwealth Edison Co.:
3.65% 6/15/46	765,000	713,804
3.7% 3/1/45	315,000	296,634
3.75% 8/15/47	600,000	569,728
4% 3/1/48	45,000	44,719
4.6% 8/15/43	1,045,000	1,122,379
Duke Energy Carolinas LLC:
2.95% 12/1/26	2,070,000	1,978,435
4.25% 12/15/41	1,250,000	1,294,052
6.1% 6/1/37	775,000	975,949
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,558,888
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	9,502,091
6.4% 9/15/20 (a)	4,858,000	5,163,866
Entergy Corp. 5.125% 9/15/20	545,000	565,260
Entergy Louisiana LLC:
2.4% 10/1/26	870,000	792,602
4% 3/15/33	645,000	651,952
4.05% 9/1/23	880,000	900,609
Exelon Corp. 3.497% 6/1/22 (b)	835,000	827,225
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	12,822,612
7.375% 11/15/31	10,940,000	14,385,001
FirstEnergy Solutions Corp. 6.05% 8/15/21 (d)	5,244,000	2,648,220
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,171,972
Fortis, Inc. 3.055% 10/4/26	485,000	444,931
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,813,367
IPALCO Enterprises, Inc.:
3.45% 7/15/20	8,163,000	8,081,370
3.7% 9/1/24	2,644,000	2,565,170
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	694,866
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	279,222
Mid-American Energy Co.:
3.65% 8/1/48	620,000	583,515
3.95% 8/1/47	775,000	763,449
Northern States Power Co. 6.25% 6/1/36	370,000	479,305
Pacific Gas & Electric Co.:
3.3% 3/15/27	410,000	380,779
3.4% 8/15/24	250,000	242,501
5.125% 11/15/43	240,000	253,463
6.05% 3/1/34	2,225,000	2,576,760
PacifiCorp:
5.25% 6/15/35	1,375,000	1,584,188
5.75% 4/1/37	900,000	1,097,541
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	505,655
PPL Electric Utilities Corp. 6.25% 5/15/39	250,000	318,113
Progress Energy, Inc. 4.875% 12/1/19	450,000	461,213
Public Service Co. of Colorado 2.5% 3/15/23	645,000	622,643
Public Service Electric & Gas Co.:
2.25% 9/15/26	295,000	266,066
3.6% 12/1/47	260,000	244,696
3.65% 9/1/42	125,000	118,137
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	344,687
South Carolina Electric & Gas Co. 5.1% 6/1/65	370,000	374,565
Southern California Edison Co.:
3.6% 2/1/45	1,735,000	1,584,776
4% 4/1/47	1,040,000	1,007,819
Southwestern Electric Power Co. 3.85% 2/1/48	785,000	734,936
Virginia Electric & Power Co. 6% 5/15/37	1,375,000	1,690,902
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	237,859
		91,782,540
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,031,119
4.4% 6/1/43	290,000	289,603
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	541,171
		1,861,893
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,900,000	14,061,000
Emera U.S. Finance LP:
2.15% 6/15/19	1,324,000	1,310,059
2.7% 6/15/21	1,304,000	1,271,102
3.55% 6/15/26	795,000	753,935
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	119,755
PSEG Power LLC 3% 6/15/21	1,075,000	1,065,354
		18,581,205
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	297,815
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	6,307,000	5,991,650
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (b)(c)	924,000	905,520
4.45% 3/15/21	1,660,000	1,701,512
NiSource Finance Corp.:
4.8% 2/15/44	230,000	238,940
5.95% 6/15/41	640,000	751,519
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	260,191
Puget Energy, Inc.:
3.65% 5/15/25	624,000	610,747
5.625% 7/15/22	4,555,000	4,866,049
6% 9/1/21	4,353,000	4,664,333
6.5% 12/15/20	1,405,000	1,511,083
San Diego Gas & Electric Co.:
3.6% 9/1/23	1,025,000	1,037,989
3.75% 6/1/47	585,000	559,155
Sempra Energy 4% 2/1/48	390,000	358,875
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	1,012,000	1,000,615
		24,755,993

TOTAL UTILITIES		136,981,631

TOTAL NONCONVERTIBLE BONDS
(Cost $2,278,839,811)		2,290,490,478

U.S. Government and Government Agency Obligations - 9.2%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
2% 10/5/22	$1,730,000	$1,677,969
2.375% 1/19/23	3,745,000	3,683,384
2.5% 4/13/21	1,430,000	1,425,939
6.25% 5/15/29	520,000	666,875
6.625% 11/15/30	450,000	606,366
Federal Home Loan Bank:
1.375% 9/28/20	3,190,000	3,108,180
2.125% 2/11/20	2,095,000	2,084,070
Freddie Mac:
1.375% 8/15/19	3,625,000	3,583,646
1.5% 1/17/20	3,605,000	3,551,696
2.375% 2/16/21	10,635,000	10,573,700
2.375% 1/13/22	1,450,000	1,434,668
Tennessee Valley Authority:
2.25% 3/15/20	3,130,000	3,122,081
2.875% 2/1/27	1,320,000	1,290,940
5.25% 9/15/39	150,000	191,308
7.125% 5/1/30	460,000	634,614

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		37,635,436

U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	96,883,259	92,626,956
1% 2/15/46	56,326,206	57,201,369
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	72,953,870	72,640,164
0.125% 4/15/20	165,175,750	163,775,159
0.375% 7/15/25	139,780,994	137,139,851
0.625% 1/15/26	125,464,060	124,597,368

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		647,980,867

U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds:
2.5% 2/15/46	49,184,000	44,411,615
2.875% 8/15/45	17,715,000	17,253,441
2.875% 11/15/46	9,675,000	9,406,292
3% 11/15/44	505,000	503,915
3% 5/15/45	49,521,000	49,414,607
3% 2/15/47	142,354,000	141,892,461
3% 2/15/48	4,340,000	4,323,725
3.625% 8/15/43	25,205,000	27,937,183
3.75% 11/15/43	2,285,000	2,583,835
U.S. Treasury Notes:
0.875% 6/15/19	7,945,000	7,830,170
1% 11/15/19	42,420,000	41,593,141
1.25% 6/30/19	20,945,000	20,714,278
1.25% 10/31/21	258,880,000	247,462,988
1.375% 9/30/19	41,410,000	40,882,669
1.375% 4/30/21	13,530,000	13,086,047
1.375% 5/31/21	35,140,000	33,937,553
1.625% 12/31/19	34,150,000	33,751,139
1.625% 6/30/20	35,725,000	35,136,096
1.625% 4/30/23	31,115,000	29,595,713
1.75% 6/30/22	856,243,000	826,709,304
1.875% 3/31/22	14,135,000	13,744,631
1.875% 4/30/22	43,605,000	42,364,983
1.875% 9/30/22	26,798,000	25,939,627
2% 11/30/20	29,170,000	28,812,212
2% 2/15/25	20,105,000	19,133,520
2% 11/15/26	150,301,000	140,713,440
2.125% 6/30/21	11,350,000	11,200,588
2.125% 9/30/21	45,470,000	44,775,517
2.125% 6/30/22	13,575,000	13,299,788
2.125% 7/31/24	108,991,000	105,044,333
2.125% 11/30/24	28,551,000	27,436,842
2.125% 5/15/25	45,115,000	43,197,613
2.25% 10/31/24	21,841,000	21,161,881
2.25% 12/31/24	67,923,000	65,749,994
2.25% 11/15/25	16,575,000	15,944,373
2.25% 2/15/27	36,160,000	34,469,238
2.375% 1/31/23	4,660,000	4,598,291
2.375% 8/15/24	10,135,000	9,907,754
2.5% 3/31/23	358,416,000	355,433,868
2.625% 11/15/20	35,190,000	35,284,848
2.625% 5/15/21	4,490,000	4,499,647
2.75% 5/31/23	10,055,000	10,084,458
2.75% 2/28/25 (e)	850,000	848,041
2.875% 5/31/25	3,130,000	3,145,650
2.875% 5/15/28	9,195,000	9,213,318

TOTAL U.S. TREASURY OBLIGATIONS		2,714,430,627

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,460,885,895)		3,400,046,930

U.S. Government Agency - Mortgage Securities - 7.4%
Fannie Mae - 3.8%
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(c)	12,484	13,006
12 month U.S. LIBOR + 1.825% 3.768% 2/1/35 (b)(c)	231,610	238,631
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (b)(c)	17,249	18,215
2% 8/1/31	1,663,051	1,580,808
2.5% 9/1/27 to 4/1/47 (f)	23,275,636	22,369,541
2.5% 4/1/31 (f)	409,222	399,471
3% 2/1/25 to 3/1/47	240,626,739	235,602,069
3% 6/1/48 (f)	3,200,000	3,101,739
3% 6/1/48 (f)	9,750,000	9,450,610
3.5% 11/1/25 to 10/1/56	340,524,951	341,524,484
3.5% 6/1/33 (f)	500,000	506,680
3.5% 6/1/33 (f)	5,950,000	6,029,488
3.5% 6/1/33 (f)	5,950,000	6,029,488
3.5% 6/1/33 (f)	5,950,000	6,029,488
3.5% 6/1/33 (f)	5,950,000	6,029,488
3.5% 6/1/33 (f)	5,825,000	5,902,819
3.5% 6/1/33 (f)	5,825,000	5,902,819
3.5% 6/1/33 (f)	5,825,000	5,902,819
3.5% 6/1/33 (f)	5,825,000	5,902,819
3.5% 6/1/33 (f)	4,325,000	4,382,779
3.5% 6/1/33 (f)	4,325,000	4,382,779
3.5% 6/1/33 (f)	4,325,000	4,382,779
3.5% 6/1/33 (f)	4,350,000	4,408,113
3.5% 6/1/33 (f)	4,250,000	4,306,777
3.5% 6/1/33 (f)	4,250,000	4,306,777
3.5% 6/1/33 (f)	4,225,000	4,281,443
3.5% 6/1/33 (f)	4,250,000	4,306,777
3.5% 6/1/33 (f)	4,400,000	4,458,781
3.5% 6/1/33 (f)	4,400,000	4,458,781
3.5% 6/1/33 (f)	4,400,000	4,458,781
3.5% 6/1/33 (f)	4,400,000	4,458,781
3.5% 6/1/48 (f)	5,030,000	5,013,075
3.5% 6/1/48 (f)	1,700,000	1,694,280
3.5% 6/1/48 (f)	3,000,000	2,989,906
4% 11/1/31 to 5/1/48	215,753,912	221,613,208
4% 6/1/48 (f)	23,400,000	23,906,076
4% 6/1/48 (f)	26,100,000	26,664,470
4% 6/1/48 (f)	25,950,000	26,511,226
4% 6/1/48 (f)	28,850,000	29,473,945
4% 6/1/48 (f)	5,776,000	5,900,919
4% 6/1/48 (f)	4,210,000	4,301,051
4.5% 6/1/24 to 8/1/56	73,824,587	77,611,739
4.5% 6/1/48 (f)	11,800,000	12,316,688
4.5% 6/1/48 (f)	29,350,000	30,635,151
4.5% 6/1/48 (f)	9,500,000	9,915,977
4.5% 6/1/48 (f)	23,800,000	24,842,133
4.5% 6/1/48 (f)	2,700,000	2,818,225
4.5% 6/1/48 (f)	2,450,000	2,557,278
4.5% 6/1/48 (f)	3,650,000	3,809,823
4.5% 6/1/48 (f)	3,300,000	3,444,497
4.5% 7/1/48 (f)	28,000,000	29,178,959
4.5% 7/1/48 (f)	24,350,000	25,375,363
5% 10/1/21 to 8/1/56	62,363,552	66,673,121
5% 6/1/48 (f)	1,000,000	1,059,609
5.255% 8/1/41	468,325	505,680
5.5% 7/1/30 to 9/1/41	15,741,092	17,113,057
5.5% 6/1/48 (f)	2,250,000	2,417,695
6% 3/1/22 to 1/1/42	27,823,025	30,820,696
6.309% 2/1/39	678,504	732,775
6.5% 2/1/36 to 8/1/39	4,104,403	4,575,094

TOTAL FANNIE MAE		1,409,599,546

Freddie Mac - 1.7%
6 month U.S. LIBOR + 2.755% 4.432% 10/1/35 (b)(c)	17,390	18,445
2% 1/1/32	1,096,080	1,042,218
2.5% 3/1/28 to 2/1/43	5,340,594	5,200,139
3% 10/1/28 to 1/1/47	193,485,374	188,522,334
3.5% 8/1/26 to 12/1/47 (g)	207,597,979	208,690,013
3.5% 8/1/47	13,730,009	13,722,961
3.5% 6/1/48 (f)	10,100,000	10,065,621
4% 6/1/33 to 3/1/48	135,916,982	139,726,074
4% 6/1/48 (f)	4,500,000	4,596,855
4.5% 7/1/25 to 6/1/47	25,607,960	26,918,663
4.5% 7/1/48 (f)	4,500,000	4,686,855
5% 10/1/33 to 7/1/41	9,760,413	10,452,661
5.5% 3/1/34 to 6/1/41	6,496,206	7,090,022
6% 7/1/37 to 9/1/38	287,342	320,703
6.5% 9/1/39	747,555	835,762

TOTAL FREDDIE MAC		621,889,326

Ginnie Mae - 1.9%
3.5% 9/20/40 to 3/20/48	231,589,175	233,557,483
4.5% 5/15/39 to 4/20/47	45,643,041	48,073,959
5.5% 6/15/36 to 3/20/41	290,997	317,813
2.5% 12/20/46	1,351,929	1,288,650
3% 8/20/42 to 3/20/48	181,679,713	178,421,997
3% 6/1/48 (f)	20,000,000	19,571,874
3.5% 6/1/48 (f)	15,800,000	15,875,296
3.5% 6/1/48 (f)	11,200,000	11,253,375
3.5% 6/1/48 (f)	16,150,000	16,226,964
3.5% 6/1/48 (f)	450,000	452,145
3.5% 7/1/48 (f)	7,900,000	7,928,391
3.5% 7/1/48 (f)	13,400,000	13,446,492
4% 5/20/40 to 8/20/47 (g)	120,117,425	124,002,660
4.5% 6/1/48 (f)	1,500,000	1,560,117
4.5% 6/1/48 (f)	1,200,000	1,248,094
5% 6/20/34 to 9/20/46	11,244,860	12,014,695

TOTAL GINNIE MAE		685,240,005

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,773,752,087)		2,716,728,877

Asset-Backed Securities - 0.5%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$5,774,391	$5,768,651
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	6,510,000	6,509,939
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.3197% 10/25/35 (b)(c)	3,076,027	3,080,172
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	800,000	787,753
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	10,021,917	10,203,875
Class AA, 2.487% 12/16/41 (a)	2,302,500	2,264,745
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.5952% 7/25/29 (b)(c)	1,550,830	1,564,750
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (a)	2,295,755	2,284,529
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3.088% 11/19/21 (a)	5,467,000	5,470,781
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/16/24	800,000	773,536
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.3097% 10/25/37 (a)(b)(c)	3,763,693	3,796,616
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	500,000	500,014
Series 2017-A8 Class A8, 1.86% 8/8/22	2,100,000	2,053,094
Series 2018-A1 Class A1, 2.539% 1/20/23	1,500,000	1,485,036
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	699,971
CLUB Credit Trust Series 2018-NP1 Class A, 2.99% 5/15/24 (a)	4,572,628	4,571,433
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	2,114,576	2,112,974
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.7131% 3/25/32 (b)(c)	4,144	4,427
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.8271% 8/25/35 (b)(c)	339,290	340,280
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	4,304,370	4,214,772
Class A2II, 4.03% 11/20/47 (a)	7,275,440	7,173,404
DLL Securitization Trust Series 2018-1 Class A3, 2.96% 4/18/22 (a)	660,000	662,520
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.11% 6/15/21 (a)	1,874,511	1,867,950
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.7847% 3/25/34 (b)(c)	371	338
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (a)	785,884	785,337
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	9,140,000	8,996,139
Series 2018-1 Class A1, 2.95% 5/15/21	8,200,000	8,184,741
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (a)(b)(c)	47,266	46,392
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (a)(b)(c)	17,096	16,757
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (a)(b)(c)	28,410	26,731
GMF Floorplan Owner Revolving Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.500% 2.1613% 3/15/22 (a)(b)(c)	5,450,000	5,450,655
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,070,394	3,058,973
Home Equity Asset Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.440% 2.3371% 4/25/36 (b)(c)	4,529,061	4,536,661
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	8,572,000	8,562,333
JPMorgan Mtg Acquisition Corp. Series 2005-FRE1 Class A2V3, 1 month U.S. LIBOR + 0.330% 2.5571% 10/25/35 (b)(c)	7,460,035	7,461,123
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (b)(c)	406,000	299,110
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.15% 8/15/22 (a)	13,580,000	13,617,340
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.1938% 5/16/22 (a)(b)(c)	2,700,000	2,700,000
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.3321% 8/25/36 (b)(c)	1,518,792	1,519,049
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (a)	2,600,292	2,590,309
Series 2017-2A Class A1, 2.0383% 9/25/27 (a)	4,142,881	4,128,095
Series 2018-1A Class A, 2.76% 2/25/28 (a)	5,712,758	5,712,752
Navient Student Loan Trust Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.420% 2.3797% 8/27/29 (b)(c)	5,507,783	5,515,212
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (b)(c)	229,000	228,302
OneMain Financial Issuance Trust Series 2016-2A Class A, 4.1% 3/20/28 (a)	8,938,074	8,997,789
Prosper Marketplace Issuance T 3.11% 6/17/24 (a)	4,087,676	4,088,402
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.13% 1/25/22 (a)	8,580,000	8,598,489
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (b)(c)	2,649	2,649
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5945% 12/15/27 (a)(b)(c)	5,497,405	5,518,334
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.6195% 10/27/25 (b)(c)	3,999,000	3,997,810
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4695% 1/25/27 (b)(c)	1,326,819	1,324,760
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4495% 1/26/26 (b)(c)	1,229,141	1,225,589
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (b)(c)	4,618	4,551
TOTAL ASSET-BACKED SECURITIES
(Cost $185,294,072)		185,385,944

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.0115% 6/27/36 (a)(b)(c)	1,737,592	1,708,397
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.7799% 12/26/35 (a)(b)	179,151	179,054
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	1,177,511	1,180,991
Series 2012-RR5 Class 8A5, 2.0971% 7/26/36 (a)(b)	287,074	281,860
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7924% 1/25/37 (a)(b)	440,197	447,752
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (a)	1,272,798	1,271,574
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1515% 5/27/37 (a)(b)(c)	936,630	896,222
CSMC Trust Series 2009-5R Class 2A2, 3.4593% 6/25/36 (a)(b)	126,912	126,765
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	2,742,142	2,718,381
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	3,958,446	3,830,188
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0281% 6/21/36 (a)(b)(c)	909,208	898,494
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (b)(c)	40,121	39,508
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.5743% 3/26/37 (a)(b)	144,303	143,749
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/35 (b)(c)	50,553	50,098
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	2,463	2,437
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.5371% 9/25/43 (b)(c)	3,930,923	3,801,371
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 3.879% 3/25/35 (b)	2,455,754	2,497,953
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 4.0375% 6/27/36 (a)(b)	91,002	90,781
Class 2A1, 3.5798% 6/27/36 (a)(b)	239,576	238,035
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	1,522,216	1,507,185

TOTAL PRIVATE SPONSOR		21,910,795

U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,926,805	1,837,895
Class GA, 1.75% 6/25/42	1,909,937	1,819,052
Series 2005-79 Class ZC, 5.9% 9/25/35	335,066	371,192
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.5853% 8/25/37 (b)(h)(i)	1,494,522	223,463
Series 2010-135 Class ZA, 4.5% 12/25/40	1,043,805	1,093,160
Series 2010-150 Class ZC, 4.75% 1/25/41	1,165,122	1,243,463
Series 2010-95 Class ZC, 5% 9/25/40	2,318,235	2,501,778
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.6503% 4/25/41 (b)(h)(i)	638,544	85,780
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.5903% 11/25/41 (b)(h)(i)	628,290	95,525
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.6403% 8/25/39 (b)(h)(i)	539,495	63,501
Series 2011-4 Class PZ, 5% 2/25/41	493,448	547,655
Series 2012-100 Class WI, 3% 9/25/27 (h)	1,007,927	93,579
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.6903% 12/25/30 (b)(h)(i)	365,299	40,725
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.4903% 5/25/42 (b)(h)(i)	1,290,330	228,598
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.5903% 6/25/41 (b)(h)(i)	471,533	61,496
Series 2013-133 Class IB, 3% 4/25/32 (h)	701,638	64,968
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.0903% 1/25/44 (b)(h)(i)	364,883	53,954
Series 2013-51 Class GI, 3% 10/25/32 (h)	1,247,231	121,735
Series 2015-42:
Class IL, 6% 6/25/45 (h)	1,605,023	379,310
Class LS, 6.200% - 1 month U.S. LIBOR 4.2403% 6/25/45 (b)(h)(i)	1,354,156	177,528
Series 2015-70 Class JC, 3% 10/25/45	1,300,136	1,290,438
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.1403% 5/25/39 (b)(h)(i)	3,300,577	463,650
Series 2017-30 Class AI, 5.5% 5/25/47	833,489	192,387
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	1,428,369	1,361,618
sequential payer Series 3871 Class KB, 5.5% 6/15/41	903,000	1,006,256
Series 2017-4683 Class LM, 3% 5/15/47	1,684,095	1,673,107
Series 2933 Class ZM, 5.75% 2/15/35	649,481	730,774
Series 2996 Class ZD, 5.5% 6/15/35	473,839	524,092
Series 3237 Class C, 5.5% 11/15/36	690,570	755,477
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.0313% 9/15/41 (b)(h)(i)	694,137	91,274
Class YI, 3% 11/15/21 (h)	255,576	9,154
Series 3980 Class EP, 5% 1/15/42	4,524,250	4,839,170
Series 4055 Class BI, 3.5% 5/15/31 (h)	653,469	69,710
Series 4149 Class IO, 3% 1/15/33 (h)	549,364	68,612
Series 4314 Class AI, 5% 3/15/34 (h)	240,611	24,282
Series 4427 Class LI, 3.5% 2/15/34 (h)	1,109,561	145,444
Series 4471 Class PA 4% 12/15/40	1,424,527	1,462,658
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,229,691	1,270,025
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2631% 12/20/60 (b)(c)(j)	1,256,361	1,256,531
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.4331% 9/20/61 (b)(c)(j)	6,309,811	6,339,568
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 2.4031% 8/20/62 (b)(c)(j)	1,332,682	1,338,183
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5331% 5/20/61 (b)(c)(j)	272,035	272,571
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 2.4831% 8/20/63 (b)(c)(j)	3,535,775	3,554,158
planned amortization class Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.1045% 12/20/40 (b)(i)	1,187,000	1,222,047
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	3,396,082	3,510,705
Series 2010-170 Class B, 4% 12/20/40	767,599	793,495
Series 2010-116 Class QB, 4% 9/16/40	5,310,314	5,479,301
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.0163% 2/16/40 (b)(h)(i)	797,075	96,718
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.1523% 7/20/41 (b)(h)(i)	253,137	36,587
Series 2013-149 Class MA, 2.5% 5/20/40	4,125,617	4,020,003
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	4,068,593	4,050,089
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	3,195,072	3,180,150
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.44% 8/20/66 (b)(c)(j)	4,785,020	4,791,773

TOTAL U.S. GOVERNMENT AGENCY		67,024,364

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $90,648,024)		88,935,159

Commercial Mortgage Securities - 0.6%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,170,599	5,182,359
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 2.2971% 11/25/35 (a)(b)(c)	32,737	31,617
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (a)(b)(c)	82,480	77,374
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (a)(b)(c)	26,622	24,808
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 12/25/36 (a)(b)(c)	222,097	210,455
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (a)(b)(c)	50,314	46,718
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (a)(b)(c)	146,075	143,671
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (a)(b)(c)	136,764	133,658
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (a)(b)(c)	46,551	42,118
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (a)(b)(c)	49,943	46,667
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (a)(b)(c)	26,467	24,275
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (a)(b)(c)	28,309	25,413
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (a)(b)(c)	45,340	39,072
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (a)(b)(c)	71,577	59,831
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (a)(b)(c)	27,028	25,533
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,718,789
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,445,374
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	3,872,716
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	979,240
Series 2015-GC29 Class XA, 1.2486% 4/10/48 (b)(h)	37,701,593	2,018,042
Series 2015-GC33 Class XA, 1.107% 9/10/58 (b)(h)	19,633,199	1,055,536
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,612,264
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,470,428
Series 2016-P6 Class XA, 0.9697% 12/10/49 (b)(h)	17,722,891	788,215
Series 2017-P8 Class A3, 3.203% 9/15/50	4,700,000	4,540,238
COMM Mortgage Trust:
sequential payer Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	3,756,480
Series 2014-CR17 Class XA, 1.2738% 5/10/47 (b)(h)	23,846,908	1,011,710
Series 2014-CR19 Class XA, 1.3664% 8/10/47 (b)(h)	30,676,496	1,391,148
Series 2014-CR20 Class XA, 1.2972% 11/10/47 (b)(h)	21,067,252	1,051,176
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	521,971
Series 2014-LC17 Class XA, 1.088% 10/10/47 (b)(h)	57,168,520	1,818,508
Series 2014-UBS4 Class XA, 1.3645% 8/10/47 (b)(h)	24,691,493	1,187,451
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	3,937,733
Class XA, 1.1566% 12/10/47 (b)(h)	12,229,420	535,362
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,459,687
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,491,851
Series 2015-DC1 Class XA, 1.2839% 2/10/48 (b)(h)	31,728,708	1,571,371
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	1,908,859
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	2,800,000	2,719,892
Fannie Mae:
Series 2017-M1 Class A2, 2.4172% 10/25/26 (b)	2,300,000	2,148,839
Series 2017-T1 Class A, 2.898% 6/25/27	11,395,508	11,002,316
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.1293% 7/25/20 (b)(c)	2,700,000	2,701,682
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.1093% 10/25/19 (b)(c)	5,400,000	5,400,005
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	2,900,000	2,845,960
Series 2018-K731 Class A2, 3.514% 2/25/25	14,640,000	15,016,105
Series K063 Class A1, 3.045% 8/25/26	4,732,783	4,712,584
Series K073 Class A2, 3.35% 1/25/28	6,700,000	6,672,961
Series 2018-K075 Class A2, 3.672% 2/25/28	7,790,000	7,941,860
Series K076:
Class A2, 3.9% 4/25/28	11,300,000	11,786,637
Class AM, 3.9% 4/25/28	2,125,000	2,196,580
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.327% 12/15/34 (a)(b)(c)	1,182,680	1,182,679
Series 2015-NRF Class AFX, 3.2349% 12/15/34 (a)	2,300,000	2,304,287
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 3.0969% 2/15/27 (a)(b)(c)	717,515	717,620
GS Mortgage Securities Trust:
sequential payer Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	1,001,071
Series 2013-GC12 Class XA, 1.6282% 6/10/46 (b)(h)	5,749,139	323,369
Series 2014-GC18, 2.924% 1/10/47	640,818	641,244
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	1,955,493
Series 2015-GC34 Class XA, 1.5065% 10/10/48 (b)(h)	6,185,498	442,604
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21:
Class A3, 3.4353% 8/15/47 (a)	1,900,000	1,901,274
Class A5, 3.7748% 8/15/47	9,000,000	9,187,583
Series 2014-C19 Class XA, 1.2909% 4/15/47 (b)(h)	6,510,102	145,070
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,907,866
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 6.0114% 2/12/49 (b)	24,000	9,480
Class C, 6.0114% 2/12/49 (b)	23,456	1,208
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.3469% 10/15/33 (a)(b)(c)	3,774,000	3,783,449
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,633,546
Series 2015-C21 Class A3, 3.077% 3/15/48	3,900,000	3,814,191
Series 2014-C14 Class A2, 2.916% 2/15/47	1,138,947	1,139,669
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,705,509
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,777,124
Class XA, 1.2809% 10/15/48 (b)(h)	11,108,851	671,933
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,148,647
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,071,529
Morgan Stanley Capital I Trust:
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,000,932
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	1,961,630
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	6,014,000	5,864,256
Class B, 4.181% 11/15/34 (a)	2,114,000	2,079,716
Class C, 5.205% 11/15/34 (a)	1,483,000	1,475,556
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (a)(b)(c)	11,071,510	11,125,297
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.5469% 11/15/26 (a)(b)(c)	4,961,000	4,961,000
UBS Commercial Mortgage Trust:
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,326,466
Series 2017-C7 Class XA, 1.2306% 12/15/50 (b)(h)	17,840,490	1,322,062
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,412,377
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.2412% 11/15/48 (b)(h)	7,531,716	458,812
Series 2017-C42 Class XA, 1.0468% 12/15/50 (b)(h)	35,941,599	2,442,296
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	362,113
Series 2014-C24 Class XA, 1.0903% 11/15/47 (b)(h)	7,148,730	292,176
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $220,254,936)		216,954,273

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,470,000	4,836,694
California Gen. Oblig.:
6.2% 3/1/19	$1,340,000	$1,377,721
7.5% 4/1/34	630,000	886,032
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	58,514
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	90,212
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,052,000	1,052,000
4.95% 6/1/23	7,660,000	7,879,612
5.1% 6/1/33	22,090,000	21,262,067
Series 2010-1, 6.63% 2/1/35	3,845,000	4,088,235
Series 2010-3:
6.725% 4/1/35	2,510,000	2,647,950
7.35% 7/1/35	4,655,000	5,150,339
Series 2010-5, 6.2% 7/1/21	1,916,000	1,984,420
Series 2011, 5.877% 3/1/19	11,620,000	11,846,125
Series 2013, 3.6% 12/1/19	2,105,000	2,104,937
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	237,390
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	64,078
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	188,792
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,265,000	1,855,186
Series 2010 A, 7.102% 1/1/41	1,675,000	2,365,167
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	33,083
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,069,398
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	625,000	721,725
Series 2011 A, 4.8% 6/1/11	1,528,000	1,653,938
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	600,000	648,336
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	765,000	876,606
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	74,587
TOTAL MUNICIPAL SECURITIES
(Cost $75,621,249)		75,053,144

Foreign Government and Government Agency Obligations - 0.0%
Chilean Republic 3.875% 8/5/20	$800,000	$815,978
Colombian Republic 5% 6/15/45	965,000	931,225
Indonesian Republic 3.5% 1/11/28	1,605,000	1,500,977
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	180,000	203,846
4% 6/30/22	1,700,000	1,740,929
Panamanian Republic 4.5% 4/16/50	400,000	387,000
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,187,911
United Mexican States 4.75% 3/8/44	4,500,000	4,160,250
Uruguay Republic 4.975% 4/20/55	455,000	432,569
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,263,252)		12,360,685

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	5,551,000	5,462,560
Citizens Bank NA 2.3% 12/3/18	3,955,000	3,948,216
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,293,101
3.1% 6/4/20	6,744,000	6,718,282
8.7% 11/18/19	357,000	382,601
KeyBank NA 2.25% 3/16/20	505,000	498,434
Synchrony Bank 3.65% 5/24/21	5,843,000	5,857,773
TOTAL BANK NOTES
(Cost $29,324,790)		29,160,967
	Shares	Value

Fixed-Income Funds - 76.2%
Bank Loan Funds - 0.7%
Eaton Vance Floating-Rate Fund - Advisers Class	27,865,715	$251,906,064
High Yield Fixed-Income Funds - 0.1%
Stone Harbor Emerging Markets Debt Fund	2,374,216	23,718,420
Inflation-Protected Bond Funds - 2.0%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (k)	77,179,916	753,275,980
Intermediate Government Funds - 3.8%
Fidelity Intermediate Treasury Bond Index Fund Institutional Premium Class	25,468,432	264,617,013
Fidelity SAI U.S. Treasury Bond Index Fund (k)	117,266,138	1,124,582,263

TOTAL INTERMEDIATE GOVERNMENT FUNDS		1,389,199,276

Intermediate-Term Bond Funds - 69.6%
Baird Short-Term Bond Fund - Institutional Class	37,332,155	407,667,135
DoubleLine Total Return Bond Fund Class N	87,031,315	908,606,933
Fidelity Total Bond Fund (k)	599,940,058	6,227,377,800
Fidelity U.S. Bond Index Fund Institutional Premium Class (k)	148,274	1,671,043
iShares Barclays Aggregate Bond ETF	3,658,886	389,525,004
JPMorgan Core Bond Fund Select Class	22,981,249	259,458,299
Metropolitan West Total Return Bond Fund Class M	194,334,511	2,024,965,607
PIMCO Income Fund Institutional Class	93,663,161	1,127,704,456
PIMCO Mortgage Opportunities Fund Institutional Class	60,325,503	664,183,786
PIMCO Total Return Fund Institutional Class	657,981,001	6,573,230,198
Prudential Total Return Bond Fund Class A	115,144,325	1,630,443,647
Voya Intermediate Bond Fund Class I	82,486,568	810,018,097
Westcore Plus Bond Fund Retail Class	23,034,226	240,246,974
Western Asset Core Bond Fund Class I	131,765,292	1,620,713,098
Western Asset Core Plus Bond Fund Class I	240,435,611	2,745,774,673

TOTAL INTERMEDIATE-TERM BOND FUNDS		25,631,586,750

TOTAL FIXED-INCOME FUNDS
(Cost $28,874,679,954)		28,049,686,490
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	27,086,300
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.76% (l)	155,786,418	155,817,576
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (m)	40,402,130	40,402,130
TOTAL MONEY MARKET FUNDS
(Cost $196,215,528)		196,219,706
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $38,228,434,449)		37,288,108,953
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(466,104,472)
NET ASSETS - 100%		$36,822,004,481

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 6/1/48	$(3,200,000)	$(3,189,233)
3.5% 6/1/48	(3,200,000)	(3,189,233)
3.5% 6/1/48	(5,700,000)	(5,680,821)
4% 6/1/48	(10,600,000)	(10,829,248)
4% 6/1/48	(9,400,000)	(9,603,296)
4% 6/1/48	(5,775,000)	(5,899,897)
4% 6/1/48	(5,776,000)	(5,900,919)
4% 6/1/48	(5,775,000)	(5,899,897)
4% 6/1/48	(5,775,000)	(5,899,897)
4% 6/1/48	(5,650,000)	(5,772,194)
4% 6/1/48	(5,650,000)	(5,772,194)
4% 6/1/48	(11,299,000)	(11,543,366)
4% 6/1/48	(5,776,000)	(5,900,919)
4% 6/1/48	(4,200,000)	(4,290,834)
4% 6/1/48	(4,210,000)	(4,301,051)
4% 6/1/48	(4,200,000)	(4,290,834)
4% 6/1/48	(4,200,000)	(4,290,834)
4% 6/1/48	(4,125,000)	(4,214,212)
4% 6/1/48	(4,125,000)	(4,214,212)
4% 6/1/48	(8,240,000)	(8,418,208)
4% 6/1/48	(4,210,000)	(4,301,051)
4.5% 6/1/48	(28,000,000)	(29,226,037)
4.5% 6/1/48	(24,350,000)	(25,416,216)

TOTAL FANNIE MAE		(178,044,603)

Ginnie Mae
3.5% 6/1/48	(7,900,000)	(7,937,648)
3.5% 6/1/48	(13,400,000)	(13,463,859)

TOTAL GINNIE MAE		(21,401,507)

TOTAL TBA SALE COMMITMENTS
(Proceeds $199,286,717)		$(199,446,110)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	156	Sept. 2018	$17,766,938	$175,658	$175,658
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	Sept. 2018	435,375	14,033	14,033

TOTAL PURCHASED					$189,691

Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	264	Sept. 2018	56,029,875	(219,135)	(219,135)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Sept. 2018	957,000	(35,779)	(35,779)

TOTAL SOLD					$(254,914)

TOTAL FUTURES CONTRACTS					$(65,223)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	Quarterly	$2,000,000	$(12,697)	$(11,412)	$(24,109)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	1,655,634	(6,730)	(15,264)	(21,994)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(13,525)	(18,943)	(32,468)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(13,525)	(16,277)	(29,802)

TOTAL CREDIT DEFAULT SWAPS						$(46,477)	$(61,896)	$(108,373)

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,232,534 or 0.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,988.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $108,882.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated Fund

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$490,005
Total	$490,005

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$780,069,180	$91,774,419	$128,140,215	$556,967	$(2,363,411)	$11,936,007	$753,275,980
Fidelity Intermediate Treasury Bond Index Fund Institutional Premium Class	--	330,021,377	66,346,125	1,984,919	179,180	762,581	264,617,013
Fidelity SAI U.S. Treasury Bond Index Fund	862,301,413	398,911,391	141,427,237	6,458,923	(1,620,302)	6,416,998	1,124,582,263
Fidelity Total Bond Fund	6,216,815,665	162,476,444	128,140,215	41,867,266	(1,200,061)	(22,574,033)	6,227,377,800
Fidelity U.S. Bond Index Fund Institutional Premium Class	138,747,950	342,407	137,628,897	342,407	1,549,783	(1,340,200)	1,671,043
Total	$7,997,934,208	$983,526,038	$601,682,689	$51,210,482	$(3,454,811)	$(4,798,647)	$8,371,524,099

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,290,490,478	$--	$2,290,490,478	$--
U.S. Government and Government Agency Obligations	3,400,046,930	--	3,400,046,930	--
U.S. Government Agency - Mortgage Securities	2,716,728,877	--	2,716,728,877	--
Asset-Backed Securities	185,385,944	--	185,385,944	--
Collateralized Mortgage Obligations	88,935,159	--	88,935,159	--
Commercial Mortgage Securities	216,954,273	--	216,954,273	--
Municipal Securities	75,053,144	--	75,053,144	--
Foreign Government and Government Agency Obligations	12,360,685	--	12,360,685	--
Bank Notes	29,160,967	--	29,160,967	--
Fixed-Income Funds	28,049,686,490	28,049,686,490	--	--
Preferred Securities	27,086,300	--	27,086,300	--
Money Market Funds	196,219,706	196,219,706	--	--
Total Investments in Securities:	$37,288,108,953	$28,245,906,196	$9,042,202,757	$--
Derivative Instruments:
Assets
Futures Contracts	$189,691	$189,691	$--	$--
Total Assets	$189,691	$189,691	$--	$--
Liabilities
Futures Contracts	$(254,914)	$(254,914)	$--	$--
Swaps	(46,477)	--	(46,477)	--
Total Liabilities	$(301,391)	$(254,914)	$(46,477)	$--
Total Derivative Instruments:	$(111,700)	$(65,223)	$(46,477)	$--
Other Financial Instruments:
TBA Sale Commitments	$(199,446,110)	$--	$(199,446,110)	$--
Total Other Financial Instruments:	$(199,446,110)	$--	$(199,446,110)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Multi-Manager Fund

May 31, 2018

ACF-QTLY-0718
1.941275.105

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
General Motors Co. 3.5% 10/2/18	$20,000	$20,056
General Motors Financial Co., Inc.:
3.5% 7/10/19	10,000	10,063
4.25% 5/15/23	10,000	10,126
		40,245
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	2,000	1,996
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	13,000	13,261
4.908% 7/23/25	16,000	16,270
5.375% 5/1/47	11,000	10,217
6.484% 10/23/45	4,000	4,253
NBCUniversal, Inc. 5.15% 4/30/20	100,000	103,899
Time Warner Cable, Inc.:
5.5% 9/1/41	10,000	9,583
5.875% 11/15/40	13,000	13,105
6.55% 5/1/37	18,000	19,530
7.3% 7/1/38	17,000	20,041
8.25% 4/1/19	17,000	17,737
		227,896

TOTAL CONSUMER DISCRETIONARY		270,137

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	19,810
3.3% 2/1/23	20,000	19,887
3.65% 2/1/26	20,000	19,639
4.7% 2/1/36	23,000	23,597
4.9% 2/1/46	26,000	26,989
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	7,000	6,944
		116,866
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	6,993
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,000
4% 6/12/22	3,000	3,032
5.7% 8/15/35	3,000	3,282
6.15% 9/15/43	4,000	4,575
		15,889

TOTAL CONSUMER STAPLES		139,748

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Amerada Hess Corp. 7.875% 10/1/29	5,000	6,134
Anadarko Finance Co. 7.5% 5/1/31	14,000	17,565
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,176
5.55% 3/15/26	10,000	10,818
6.6% 3/15/46	10,000	12,403
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,825
Cenovus Energy, Inc. 4.25% 4/15/27	12,000	11,527
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,000
3.3% 6/1/20	12,000	11,973
4.5% 6/1/25	3,000	3,026
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	101,250
DCP Midstream Operating LP:
2.7% 4/1/19	4,000	3,980
3.875% 3/15/23	20,000	19,250
5.6% 4/1/44	10,000	9,550
El Paso Corp. 6.5% 9/15/20	20,000	21,348
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,980
3.9% 5/15/24 (b)	3,000	2,917
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,008
5.5% 12/1/46	5,000	5,447
MPLX LP 4.875% 12/1/24	3,000	3,126
Petrobras Global Finance BV 5.625% 5/20/43	10,000	8,350
Petroleos Mexicanos:
4.625% 9/21/23	20,000	19,587
5.375% 3/13/22	10,000	10,249
6.375% 2/4/21	25,000	26,125
6.5% 3/13/27	10,000	10,183
6.5% 6/2/41	35,000	32,620
6.75% 9/21/47	10,000	9,449
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	9,859
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,918
4.55% 6/24/24	38,000	38,143
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,020
5.375% 6/1/21	7,000	7,282
Williams Partners LP:
4% 11/15/21	2,000	2,022
4.3% 3/4/24	8,000	8,065
		449,175
FINANCIALS - 1.6%
Banks - 0.9%
Bank of America Corp.:
3.419% 12/20/28 (b)	18,000	17,006
3.5% 4/19/26	10,000	9,687
4.1% 7/24/23	5,000	5,112
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,054
4.4% 6/10/25	11,000	11,015
4.6% 3/9/26	14,000	14,132
5.3% 5/6/44	17,000	17,952
5.5% 9/13/25	17,000	18,168
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	20,019
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	3,995
2.95% 10/1/26	16,000	14,892
3.875% 9/10/24	23,000	22,776
4.125% 12/15/26	15,000	14,919
4.25% 10/15/20	4,000	4,097
4.35% 8/15/21	4,000	4,128
4.625% 5/10/21	4,000	4,166
4.95% 3/25/20	4,000	4,142
Regions Financial Corp. 3.2% 2/8/21	7,000	6,984
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	101,489
6% 12/19/23	35,000	37,143
6.1% 6/10/23	13,000	13,813
6.125% 12/15/22	29,000	30,680
		380,369
Capital Markets - 0.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,116
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	3,982
3.75% 12/1/25	7,000	7,015
Lazard Group LLC 4.25% 11/14/20	8,000	8,181
Moody's Corp.:
3.25% 1/15/28	5,000	4,738
4.875% 2/15/24	4,000	4,217
Morgan Stanley:
3.125% 1/23/23	20,000	19,550
3.625% 1/20/27	70,000	67,549
3.7% 10/23/24	18,000	17,862
5% 11/24/25	13,000	13,564
		152,774
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	24,938
Discover Financial Services 3.95% 11/6/24	7,000	6,869
Synchrony Financial:
3% 8/15/19	4,000	3,999
3.75% 8/15/21	6,000	6,013
3.95% 12/1/27	6,000	5,574
4.25% 8/15/24	6,000	5,919
		53,312
Diversified Financial Services - 0.0%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	2,000	1,992
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	5,813
Voya Financial, Inc. 3.125% 7/15/24	5,000	4,747
		12,552
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,127
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,055
Prudential Financial, Inc. 4.5% 11/16/21	100,000	104,011
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	2,993
Unum Group 5.75% 8/15/42	5,000	5,396
		125,582

TOTAL FINANCIALS		724,589

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
CVS Health Corp.:
4.1% 3/25/25	15,000	15,007
4.3% 3/25/28	17,000	16,871
4.78% 3/25/38	8,000	7,935
5.05% 3/25/48	11,000	11,223
WellPoint, Inc. 3.3% 1/15/23	21,000	20,749
		71,785
Pharmaceuticals - 0.1%
Mylan NV:
2.5% 6/7/19	9,000	8,941
3.15% 6/15/21	12,000	11,864
3.95% 6/15/26	9,000	8,581
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	7,347
3.15% 10/1/26	7,000	5,653
Zoetis, Inc. 3.25% 2/1/23	4,000	3,953
		46,339

TOTAL HEALTH CARE		118,124

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	2,000	1,912
3.375% 6/1/21	6,000	5,978
3.75% 2/1/22	11,000	11,051
3.875% 4/1/21	7,000	7,076
4.25% 9/15/24	9,000	9,031
		35,048
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	10,000	10,323
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,988
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,004
Camden Property Trust:
2.95% 12/15/22	4,000	3,902
4.25% 1/15/24	8,000	8,186
Corporate Office Properties LP 5% 7/1/25	7,000	7,191
DDR Corp.:
3.625% 2/1/25	6,000	5,720
4.25% 2/1/26	4,000	3,933
Duke Realty LP:
3.25% 6/30/26	2,000	1,879
3.625% 4/15/23	5,000	4,982
3.875% 10/15/22	8,000	8,106
Equity One, Inc. 3.75% 11/15/22	20,000	19,945
Government Properties Income Trust 3.75% 8/15/19	10,000	10,026
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,944
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	3,963
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	13,921
4.5% 1/15/25	6,000	5,859
4.75% 1/15/28	13,000	12,530
4.95% 4/1/24	3,000	3,051
5.25% 1/15/26	10,000	10,047
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,900
5% 12/15/23	2,000	2,016
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,983
WP Carey, Inc.:
4% 2/1/25	13,000	12,642
4.6% 4/1/24	20,000	20,327
		173,045
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,000	14,051
3.95% 11/15/27	7,000	6,726
4.1% 10/1/24	10,000	9,896
CBRE Group, Inc. 4.875% 3/1/26	20,000	20,793
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,095
Essex Portfolio LP 3.875% 5/1/24	7,000	6,981
Liberty Property LP:
3.25% 10/1/26	5,000	4,675
3.375% 6/15/23	25,000	24,588
Mack-Cali Realty LP 3.15% 5/15/23	12,000	10,658
Mid-America Apartments LP 4% 11/15/25	3,000	2,979
Tanger Properties LP:
3.125% 9/1/26	6,000	5,413
3.75% 12/1/24	7,000	6,724
3.875% 12/1/23	4,000	3,916
3.875% 7/15/27	16,000	15,153
Ventas Realty LP:
3.125% 6/15/23	3,000	2,914
4% 3/1/28	4,000	3,874
4.125% 1/15/26	3,000	2,972
		149,408

TOTAL REAL ESTATE		322,453

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
3.6% 2/17/23	14,000	13,897
4.45% 4/1/24	2,000	2,046
4.5% 3/9/48	20,000	17,681
5.55% 8/15/41	48,000	49,504
CenturyLink, Inc. 6.15% 9/15/19	2,000	2,057
		85,185
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp. 2.1% 6/15/18	5,000	5,000
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,579
7.375% 11/15/31	5,000	6,575
IPALCO Enterprises, Inc.:
3.45% 7/15/20	17,000	16,830
3.7% 9/1/24	4,000	3,881
		62,865
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	3,000	2,968
2.7% 6/15/21	3,000	2,924
		5,892
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	6,000	5,700
Puget Energy, Inc.:
6% 9/1/21	13,000	13,930
6.5% 12/15/20	4,000	4,302
Sempra Energy 6% 10/15/39	11,000	13,243
		37,175

TOTAL UTILITIES		105,932

TOTAL NONCONVERTIBLE BONDS
(Cost $2,210,064)		2,260,714

U.S. Government and Government Agency Obligations - 6.2%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$148,366	$141,848
1% 2/15/46	105,322	106,958
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	159,848	158,492
0.375% 7/15/25	463,025	454,276

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		861,574

U.S. Treasury Obligations - 4.3%
U.S. Treasury Bonds 3% 2/15/47	203,000	202,342
U.S. Treasury Notes:
1.75% 6/30/22	1,153,000	1,113,231
2.125% 7/31/24	209,000	201,432
2.25% 12/31/24	130,000	125,841
2.5% 3/31/23	290,000	287,587

TOTAL U.S. TREASURY OBLIGATIONS		1,930,433

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,828,222)		2,792,007

U.S. Government Agency - Mortgage Securities - 4.1%
Fannie Mae - 2.2%
3% 9/1/43 to 9/1/46	222,285	216,603
3.5% 11/1/30 to 5/1/46	299,334	300,819
4% 4/1/42 to 1/1/43	189,226	194,953
4% 6/1/48 (d)	100,000	102,163
4.5% 3/1/41 to 1/1/42	53,017	55,844
5% 6/1/39	77,031	82,299
5.5% 9/1/41	33,838	36,969

TOTAL FANNIE MAE		989,650

Freddie Mac - 1.1%
3% 2/1/43 to 1/1/47	150,206	146,160
3.5% 4/1/43 to 8/1/43	124,329	124,979
4% 2/1/41 to 2/1/48	148,548	152,271
4.5% 3/1/41 to 4/1/41	46,749	49,187

TOTAL FREDDIE MAC		472,597

Ginnie Mae - 0.8%
5% 10/15/33	59,322	63,480
3% 3/20/45	68,904	67,744
3.5% 12/20/41 to 8/20/43	158,616	160,586
4% 11/20/40	35,726	37,052
4.5% 5/20/41	41,083	43,307

TOTAL GINNIE MAE		372,169

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,887,841)		1,834,416

Commercial Mortgage Securities - 0.1%
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(b)
(Cost $24,999)	25,000	24,378

Municipal Securities - 0.3%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	2,000	2,000
4.95% 6/1/23	15,000	15,430
5.1% 6/1/33	50,000	48,126
Series 2010-1, 6.63% 2/1/35	20,000	21,265
Series 2010-3:
6.725% 4/1/35	5,000	5,275
7.35% 7/1/35	5,000	5,532
Series 2010-5, 6.2% 7/1/21	4,000	4,143
Series 2011, 5.877% 3/1/19	15,000	15,292
Series 2013, 3.6% 12/1/19	5,000	5,000
TOTAL MUNICIPAL SECURITIES
(Cost $123,889)		122,063
	Shares	Value

Fixed-Income Funds - 83.8%
Intermediate-Term Bond Funds - 83.8%
Metropolitan West Total Return Bond Fund Class I	909,237	$9,474,246
PIMCO Total Return Fund Institutional Class	1,096,521	10,954,249
Western Asset Core Bond Fund Class I	1,411,790	17,365,009
TOTAL FIXED-INCOME FUNDS
(Cost $38,827,888)		37,793,504

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.76% (e)	280,833	280,889
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (f)	50	50
TOTAL MONEY MARKET FUNDS
(Cost $280,939)		280,939
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $46,183,842)		45,108,021
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(31,995)
NET ASSETS - 100%		$45,076,026

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $130,613 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$876
Total	$876

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,260,714	$--	$2,260,714	$--
U.S. Government and Government Agency Obligations	2,792,007	--	2,792,007	--
U.S. Government Agency - Mortgage Securities	1,834,416	--	1,834,416	--
Commercial Mortgage Securities	24,378	--	24,378	--
Municipal Securities	122,063	--	122,063	--
Fixed-Income Funds	37,793,504	37,793,504	--	--
Money Market Funds	280,939	280,939	--	--
Total Investments in Securities:	$45,108,021	$38,074,443	$7,033,578	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2018

SAE-QTLY-0718
1.918363.107

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.7%
	Shares	Value
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.3%
Fuyao Glass Industries Group Co. Ltd.	2,094,037	$8,140,555
MAHLE Metal Leve SA	11,100	80,477
Motherson Sumi Systems Ltd.	1,208,060	5,556,574
Sharda Motor Industries Ltd. (a)	583	18,307
Tianneng Power International Ltd.	1,636,000	2,524,950
Yoo Sung Enterprise	12,785	40,538
		16,361,401
Automobiles - 1.0%
Bajaj Auto Ltd.	141,779	5,782,809
Chongqing Changan Automobile Co. Ltd.:
(B Shares)	1,839,007	2,014,110
Class A	858,563	1,358,100
Ford Otomotiv Sanayi A/S	18,395	260,032
Geely Automobile Holdings Ltd.	3,477,000	9,763,907
Hero Motocorp Ltd.	165,906	8,721,937
Hyundai Motor Co.	53,583	6,895,054
Kia Motors Corp.	221,974	6,401,120
Maruti Suzuki India Ltd.	28,458	3,603,020
PT Astra International Tbk	8,026,500	3,985,811
Tofas Turk Otomobil Fabrikasi A/S	812,723	4,487,752
		53,273,652
Distributors - 0.1%
Imperial Holdings Ltd.	262,235	4,204,824
Diversified Consumer Services - 0.2%
Estacio Participacoes SA	100,200	676,691
New Oriental Education & Technology Group, Inc. sponsored ADR	70,230	6,985,778
TAL Education Group ADR	57,546	2,443,403
Visang Education, Inc.	9,614	83,662
		10,189,534
Hotels, Restaurants & Leisure - 0.3%
Bloomberry Resorts Corp.	1,473,700	302,789
China International Travel Service Corp. Ltd. (A Shares)	53,338	562,893
Genting Bhd	334,300	738,316
Sands China Ltd.	1,912,722	11,396,711
		13,000,709
Household Durables - 1.0%
Coway Co. Ltd.	41,275	3,335,778
Cyrela Brazil Realty SA	1,015,599	3,188,022
Gree Electric Appliances, Inc. of Zhuhai Class A	259,500	1,922,882
Haier Electronics Group Co. Ltd.	3,844,349	13,781,826
Hisense Electric Co. Ltd.	86,700	200,713
IFB Industries Ltd. (a)	5,833	114,195
Kang Yong Electric PCL NVDR	5,000	66,188
LG Electronics, Inc.	116,025	9,946,228
Midea Group Co. Ltd. Class A	1,988,900	16,416,189
MRV Engenharia e Participacoes SA	911,630	3,297,393
Vestel Elektonik Sanayi ve Ticaret A/S (a)	269,289	526,986
		52,796,400
Internet & Direct Marketing Retail - 0.4%
Ctrip.com International Ltd. ADR (a)	239,038	10,778,223
JD.com, Inc. sponsored ADR (a)	259,170	9,117,601
		19,895,824
Leisure Products - 0.0%
Advanced International Multitech Co. Ltd.	28,000	38,278
Media - 0.5%
Hyundai HCN	146,658	590,596
Naspers Ltd. Class N	110,066	26,163,371
YeaRimDang Publishing Co. Ltd. (a)	7,300	98,329
		26,852,296
Multiline Retail - 0.4%
Chongqing Department Store Co. Ltd.	54,800	341,266
Future Retail Ltd. (a)	454,461	3,970,384
Lojas Renner SA	1,078,790	8,594,863
Magazine Luiza SA	81,600	2,375,659
S.A.C.I. Falabella	364,483	3,414,317
Wangfujing Group Co. Ltd.	100,847	393,143
		19,089,632
Specialty Retail - 0.3%
Beauty Community PCL unit	559,900	305,909
Cia. Hering SA	9,600	43,772
Foschini Ltd.	212,125	3,070,064
Lewis Group Ltd.	11,913	31,247
Mr Price Group Ltd.	77,114	1,520,472
Padini Holdings Bhd	205,200	295,942
Petrobras Distribuidora SA	946,300	4,624,712
SSI Group, Inc. (a)	417,000	17,374
Zhongsheng Group Holdings Ltd. Class H	2,213,500	7,075,402
		16,984,894
Textiles, Apparel & Luxury Goods - 0.2%
Arezzo Industria e Comercio SA	59,600	684,174
CECEP COSTIN New Materials Group Ltd. (a)(b)	741,000	28,343
Grendene SA	48,500	304,098
Guararapes Confeccoes SA	6,100	178,067
LG Fashion Corp.	7,144	190,802
Li Ning Co. Ltd. (a)	4,710,000	5,615,291
LPP SA	389	991,780
PagSeguro Digital Ltd. (a)	19,340	643,442
Weiqiao Textile Co. Ltd. (H Shares)	426,500	206,715
		8,842,712

TOTAL CONSUMER DISCRETIONARY		241,530,156

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Ambev SA	475,400	2,513,561
Anheuser-Busch InBev SA NV	20,221	1,896,409
Compania Cervecerias Unidas SA sponsored ADR	1,317	33,399
Fomento Economico Mexicano S.A.B. de CV:
unit	240,800	2,007,205
sponsored ADR	126,937	10,576,391
Kweichow Moutai Co. Ltd. (A Shares)	58,478	6,852,188
Pepsi-Cola Products Philippines, Inc.	677,100	30,142
		23,909,295
Food & Staples Retailing - 1.3%
Bidcorp Ltd.	87,759	1,750,492
Bim Birlesik Magazalar A/S JSC	535,465	8,190,251
C.P. ALL PCL (For. Reg.)	5,349,000	13,485,225
Clicks Group Ltd.	128,413	2,037,560
Drogasil SA	461,634	7,719,002
Grupo Comercial Chedraui S.A.B. de CV	11,504	22,737
Magnit OJSC GDR (Reg. S)	105,326	2,118,106
O'Key Group SA GDR (Reg. S)	545,018	1,275,342
Pick 'n Pay Stores Ltd.	50,930	300,859
President Chain Store Corp.	402,000	4,114,966
Shoprite Holdings Ltd.	445,973	8,200,228
Wal-Mart de Mexico SA de CV Series V	4,307,900	10,812,598
X5 Retail Group NV GDR (Reg. S)	241,666	6,863,314
		66,890,680
Food Products - 1.1%
Astral Foods Ltd.	15,448	327,915
Avanti Feeds Ltd.	1,673	40,513
Beijing Shunxin Agriculture Co. Ltd.	59,715	312,348
China Mengniu Dairy Co. Ltd.	5,735,496	20,718,717
Felda Global Ventures Holdings Bhd (c)	152,000	59,960
Gruma S.A.B. de CV Series B	860,740	9,026,168
Industrias Bachoco SA de CV Series B	36,288	165,751
JBS SA	1,033,800	2,478,977
M. Dias Branco SA	475,800	5,366,093
Orion Corp./Republic of Korea	46,141	5,531,623
SLC Agricola SA	19,500	237,201
Thai Vegetable Oil PCL NVDR unit	97,000	93,881
Tiger Brands Ltd.	321,911	8,494,101
Tingyi (Cayman Islands) Holding Corp.	104,000	231,680
Unified-President Enterprises Corp.	1,457,000	3,551,230
Universal Robina Corp.	1,199,000	2,919,689
Venky's India Ltd. (a)	10,925	489,260
		60,045,107
Personal Products - 0.5%
AMOREPACIFIC Corp.	12,255	3,772,253
AMOREPACIFIC Group, Inc.	12,531	1,461,679
Hengan International Group Co. Ltd.	591,000	5,616,288
LG Household & Health Care Ltd.	10,628	13,213,668
		24,063,888
Tobacco - 0.2%
ITC Ltd.	2,634,532	10,613,534
PT Gudang Garam Tbk	44,800	220,856
		10,834,390

TOTAL CONSUMER STAPLES		185,743,360

ENERGY - 3.3%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	3,866,000	4,013,351
Ezion Holdings Ltd. (a)	6,799,890	563,758
Ezion Holdings Ltd.:
warrants 4/24/20 (a)	1,376,848	8,227
warrants 4/17/23 (a)	5,020,014	37
Petrofac Ltd.	274,881	2,128,896
Tenaris SA sponsored ADR	59,800	2,146,820
		8,861,089
Oil, Gas & Consumable Fuels - 3.1%
Bangchak Petroleum PCL:
(For. Reg.)	520,100	588,624
NVDR	570,600	645,777
Banpu PCL NVDR unit	1,074,400	704,415
Bharat Petroleum Corp. Ltd.	1,602,713	9,601,304
China Petroleum & Chemical Corp. (H Shares)	11,040,000	10,739,485
China Shenhua Energy Co. Ltd. (H Shares)	15,000	39,020
CNOOC Ltd.	9,039,000	15,251,001
Cosan Ltd. Class A	587,313	5,197,720
Dana Gas PJSC (a)	1,091,588	320,955
Ecopetrol SA ADR (d)	202,704	4,356,109
Esso Thailand PCL unit	140,900	64,665
Exxaro Resources Ltd.	25,271	248,839
Formosa Petrochemical Corp.	137,000	555,007
Grupa Lotos SA	11,091	163,840
Hindustan Petroleum Corp. Ltd.	1,092,568	5,052,904
Indian Oil Corp. Ltd.	1,664,284	4,297,076
IRPC PCL NVDR	14,815,200	3,052,773
Kosmos Energy Ltd. (a)	555,743	4,318,123
Lukoil PJSC	33,827	2,279,393
Lukoil PJSC sponsored ADR	180,578	12,051,776
Oil & Natural Gas Corp. Ltd.	1,312,565	3,462,929
Ophir Energy PLC (a)	1,680,429	1,257,673
PetroChina Co. Ltd. (H Shares)	1,556,000	1,282,779
Petroleo Brasileiro SA - Petrobras (ON)	675,100	4,022,628
Petron Malaysia Refining & Marketing BHD	25,100	51,083
Petronet LNG Ltd.	966,998	3,149,950
Polish Oil & Gas Co. SA	698,567	1,081,481
Polski Koncern Naftowy Orlen SA	283,078	6,244,227
PT Adaro Energy Tbk	25,186,000	3,416,741
PT Harum Energy Tbk	1,111,200	258,307
PT Indo Tambangraya Megah Tbk	395,800	735,627
PT Tambang Batubara Bukit Asam Tbk	2,159,400	590,552
PT United Tractors Tbk	2,498,300	6,301,937
PTT Exploration and Production PCL NVDR	1,256,000	5,274,180
PTT PCL NVDR	5,193,000	8,471,254
QGEP Participacoes SA	57,600	188,543
Reliance Industries Ltd.	1,110,398	15,172,256
Shell Refining Co. (F.O.M.) Bhd	51,400	84,461
SK Energy Co. Ltd.	34,480	6,575,523
Star Petroleum Refining PCL	5,904,600	2,857,362
Star Petroleum Refining PCL unit	2,932,400	1,419,051
Susco Public Co. Ltd. unit	267,500	29,063
Tatneft PAO sponsored ADR	19,254	1,232,256
Thai Oil PCL NVDR	732,400	2,103,678
Tullow Oil PLC (a)	1,348,390	4,526,018
Tupras Turkiye Petrol Rafinerileri A/S	142,648	3,342,931
		162,661,296

TOTAL ENERGY		171,522,385

FINANCIALS - 11.9%
Banks - 8.2%
Agricultural Bank of China Ltd. (H Shares)	17,245,000	8,852,651
Akbank T.A.S.	361,132	640,513
Albaraka Turk Katilim Bankasi A/S	731,138	219,626
Alpha Bank AE (a)	3,752,576	8,032,504
Axis Bank Ltd.	1,161,130	9,400,280
Axis Bank Ltd. GDR (Reg. S)	113,084	4,466,818
Banco do Brasil SA	74,400	606,739
Banco Santander Chile sponsored ADR	165,900	5,335,344
Banco Santander Mexico SA sponsored ADR	116,792	755,644
Bancolombia SA sponsored ADR	47,400	2,198,412
Bangkok Bank PCL NVDR	118,800	701,005
Bank of China Ltd. (H Shares)	44,155,000	23,057,412
Bank Polska Kasa Opieki SA	197,288	5,969,767
Barclays Africa Group Ltd.	1,122,873	14,261,281
BDO Unibank, Inc.	595,670	1,478,849
Bumiputra-Commerce Holdings Bhd	1,352,600	2,005,111
Capitec Bank Holdings Ltd.	27,450	1,885,576
China Construction Bank Corp. (H Shares)	45,624,000	45,921,519
Chinatrust Financial Holding Co. Ltd.	10,902,058	7,851,706
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	22,617
Credicorp Ltd. (United States)	43,160	9,556,487
E.SUN Financial Holdings Co. Ltd.	5,762,982	4,016,015
Emirates NBD Bank PJSC (a)	5,000	13,612
Grupo Aval Acciones y Valores SA ADR	178,800	1,530,528
Grupo Financiero Banorte S.A.B. de CV Series O	2,726,345	14,517,068
Hana Financial Group, Inc.	329,211	12,678,372
HDFC Bank Ltd.	359,541	11,931,295
ICICI Bank Ltd.	776,816	3,285,837
ICICI Bank Ltd. sponsored ADR	1,370,072	11,494,904
Industrial & Commercial Bank of China Ltd. (H Shares)	36,822,000	30,414,163
Kasikornbank PCL (For. Reg.)	1,009,800	6,147,705
KB Financial Group, Inc.	122,893	5,898,684
Kiatnakin Bank PCL unit	224,000	480,799
Krung Thai Bank PCL:
(For. Reg.)	985,300	538,331
NVDR	6,107,300	3,336,801
Malayan Banking Bhd	1,698,600	4,122,733
National Bank of Abu Dhabi PJSC	4,360,016	14,600,056
OTP Bank PLC	458,005	16,406,283
PT Bank Bukopin Tbk	4,000	109
PT Bank Central Asia Tbk	4,019,300	6,566,255
PT Bank Mandiri (Persero) Tbk	7,197,300	3,633,682
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	4,965,575
PT Bank Rakyat Indonesia Tbk	36,185,600	8,020,989
PT Bank Tabungan Negara Tbk	5,433,500	1,192,672
Public Bank Bhd	936,300	5,613,095
Qatar Islamic Bank (a)	8,478	267,286
Qatar National Bank SAQ (a)	4,462	194,387
Sberbank of Russia	3,346,750	11,847,471
Sberbank of Russia:
sponsored ADR	1,570,254	22,580,253
sponsored ADR (United Kingdom)	523,864	7,517,448
Shinhan Financial Group Co. Ltd.	317,899	12,948,758
Standard Bank Group Ltd.	597,291	9,731,198
Standard Chartered PLC (Hong Kong)	592,150	5,867,692
State Bank of India	568,056	2,270,792
Thanachart Capital PCL:
(For. Reg.)	797,900	1,282,918
NVDR	727,900	1,170,367
The Shanghai Commercial & Savings Bank Ltd.	52,564	64,742
TISCO Financial Group PCL NVDR	258,400	669,597
Turkiye Garanti Bankasi A/S	2,507,613	4,934,970
Turkiye Halk Bankasi A/S	1,272,150	2,157,972
Turkiye Is Bankasi A/S Series C	2,259,512	2,974,454
Turkiye Vakiflar Bankasi TAO	3,593,789	4,341,964
Union National Bank (a)	84,437	81,836
Woori Bank	190,705	2,701,154
Yes Bank Ltd.	968,932	4,974,704
		423,205,387
Capital Markets - 0.0%
Yuanta Financial Holding Co. Ltd.	692,000	325,332
Consumer Finance - 0.3%
Kruk SA	83,510	5,257,305
Magma Fincorp Ltd.	47,053	123,058
Shriram Transport Finance Co. Ltd.	438,681	9,461,275
		14,841,638
Diversified Financial Services - 0.7%
Alexander Forbes Group Holdings Ltd.	157,668	78,029
Far East Horizon Ltd.	6,539,000	6,913,436
First Pacific Co. Ltd.	8,910,000	4,478,701
FirstRand Ltd.	3,522,956	16,604,663
Fubon Financial Holding Co. Ltd.	2,230,000	3,873,864
GT Capital Holdings, Inc.	80,390	1,483,478
Haci Omer Sabanci Holding A/S	1,983,640	4,087,811
		37,519,982
Insurance - 2.3%
AIA Group Ltd.	2,035,200	18,576,292
BB Seguridade Participacoes SA	1,072,422	7,504,549
Cathay Financial Holding Co. Ltd.	2,703,000	4,830,729
China Life Insurance Co. Ltd. (H Shares)	2,738,000	7,629,853
China Pacific Insurance (Group) Co. Ltd. (H Shares)	827,400	3,549,640
Discovery Ltd.	391,520	4,740,990
Hapvida Participacoes e Investimentos SA	418,300	3,369,718
Hyundai Fire & Marine Insurance Co. Ltd.	142,842	4,502,657
Liberty Holdings Ltd.	576,642	5,502,333
MMI Holdings Ltd.	1,835,969	2,696,985
PICC Property & Casualty Co. Ltd. (H Shares)	3,050,000	5,350,614
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,458,000	14,203,545
Porto Seguro SA	276,048	3,151,086
Powszechny Zaklad Ubezpieczen SA	681,770	6,700,066
Samsung Fire & Marine Insurance Co. Ltd.	24,144	5,599,030
Sanlam Ltd.	3,220,770	19,241,128
Shin Kong Financial Holding Co. Ltd.	729,000	291,683
		117,440,898
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	617,286	16,780,146
LIC Housing Finance Ltd.	859,722	6,058,089
		22,838,235

TOTAL FINANCIALS		616,171,472

HEALTH CARE - 0.7%
Biotechnology - 0.0%
Wuxi Biologics (Cayman), Inc.	58,000	645,315
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	246,200	377,342
Top Glove Corp. Bhd	42,400	109,303
		486,645
Health Care Providers & Services - 0.0%
Odontoprev SA	175,700	658,630
Qualicorp SA	34,400	175,970
Selcuk Ecza Deposu Tic A/S	122,624	105,088
		939,688
Pharmaceuticals - 0.7%
Aspen Pharmacare Holdings Ltd.	104,194	2,046,229
China Resources Double Crane Pharmaceutical Co. Ltd.	157,100	639,399
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	71,100	326,202
CSPC Pharmaceutical Group Ltd.	4,130,000	12,837,345
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (H Shares)	74,000	385,516
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	356,226	4,230,611
PT Kalbe Farma Tbk	35,808,056	3,530,553
Sichuan Kelun Pharmaceutical Co. Ltd.	41,500	211,375
Sino Biopharmaceutical Ltd.	277,000	697,775
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,434,000	5,881,138
Xiamen Kingdomway Group Co.	69,300	209,188
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	415,540	2,270,861
		33,266,192

TOTAL HEALTH CARE		35,337,840

INDUSTRIALS - 2.2%
Airlines - 0.3%
Air Arabia PJSC (a)	446,575	141,031
AirAsia X Bhd (a)	630,800	57,057
Avianca Holdings SA sponsored ADR	119,170	898,542
Azul SA sponsored ADR (a)	265,400	5,674,252
Cebu Air, Inc.	250,373	414,395
Copa Holdings SA Class A	20,330	2,252,564
Pegasus Hava Tasimaciligi A/S (a)	45,356	266,880
Thai Airways International PCL NVDR (a)	404,100	198,076
Turk Hava Yollari AO (a)	1,949,931	7,171,002
		17,073,799
Building Products - 0.1%
China Liansu Group Holdings Ltd.	8,172,000	5,760,876
Trakya Cam Sanayii A/S	353,267	312,111
		6,072,987
Construction & Engineering - 0.1%
Gamuda Bhd	4,032,700	3,384,226
Kimlun Corp. Bhd	66,500	26,232
Larsen & Toubro Ltd.	65,154	1,324,144
Orascom Construction Ltd. (a)	14,699	128,960
Tekfen Holding A/S	490,553	1,640,432
Wilson Bayly Holmes-Ovcon Ltd.	8,466	103,082
		6,607,076
Electrical Equipment - 0.2%
BizLink Holding, Inc.	681,463	4,794,315
DONGYANG E&P, Inc.	21,665	230,649
Fangda Carbon New Material Co. Ltd.	415,600	1,689,552
Harbin Electric Machinery Co. Ltd.(H Shares)	106,000	36,709
LS Cable Ltd.	9,264	733,264
TECO Electric & Machinery Co. Ltd.	3,920,000	3,156,494
Walsin Lihwa Corp.	343,000	286,486
		10,927,469
Industrial Conglomerates - 0.4%
Alfa SA de CV Series A	5,571,179	5,720,719
AntarChile SA Class A	2,925	51,514
CJ Corp.	6,147	842,211
Dogan Sirketler Grubu Holding A/S (a)	527,214	109,461
Hanwha Corp.	25,480	849,176
Hong Leong Industries Bhd	11,800	35,222
Koc Holding A/S	397,095	1,225,285
LG Corp.	7,499	509,560
Mannai Corp. (a)	8,644	109,421
Quinenco SA	7,573	23,190
San Miguel Corp.	213,760	577,460
Sembcorp Industries Ltd.	1,537,200	3,364,078
SK C&C Co. Ltd.	1,450	371,829
SM Investments Corp.	311,930	5,150,914
Turk Sise ve Cam Fabrikalari A/S	132,920	116,848
		19,056,888
Machinery - 0.1%
China Yuchai International Ltd.	26,766	616,956
Lonking Holdings Ltd.	1,283,000	641,729
Samsung Heavy Industries Co. Ltd. (a)	297,629	2,063,730
Sinotruk Hong Kong Ltd.	775,000	1,092,687
Weichai Power Co. Ltd. (H Shares)	1,761,000	2,346,431
		6,761,533
Marine - 0.0%
MISC Bhd	27,900	41,149
Qatar Navigation QPSC (a)	2,362	40,870
		82,019
Road & Rail - 0.1%
Companhia de Locacao das Americas	10,200	66,502
Globaltrans Investment PLC GDR (Reg. S)	83,107	831,070
Localiza Rent A Car SA	722,800	4,799,840
		5,697,412
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	372,137	3,887,999
Transportation Infrastructure - 0.8%
Adani Ports & Special Economic Zone Ltd.	920,779	5,354,938
Airports of Thailand PCL (For. Reg.)	1,810,400	3,871,758
CCR SA	1,199,511	3,317,615
DP World Ltd.	421,122	9,475,245
Ecorodovias Infraestrutura e Logistica SA	9,400	19,941
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	7,843	1,253,076
Malaysia Airports Holdings Bhd	251,100	525,543
Shanghai International Airport Co. Ltd. (A Shares)	1,513,674	12,720,406
Shenzhen Expressway Co. (H Shares)	2,780,000	2,907,562
		39,446,084

TOTAL INDUSTRIALS		115,613,266

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.1%
ZTE Corp. (H Shares) (b)	1,905,200	4,308,168
Electronic Equipment & Components - 1.6%
AAC Technology Holdings, Inc.	163,000	2,419,522
AU Optronics Corp.	995,000	435,410
Cheng Uei Precision Industries Co. Ltd.	134,000	158,388
China Railway Signal & Communications Corp.	2,782,000	2,171,632
Coretronic Corp.	87,400	120,646
Delta Electronics, Inc.	1,535,683	5,683,637
Enel Chile SA sponsored ADR	176,677	943,455
Erajaya Swasembada Tbk PT	1,133,600	209,669
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	691,243	4,221,669
Hollysys Automation Technologies Ltd.	236,080	5,635,230
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,029,533	14,371,771
Inari Amertron Bhd	72,650	41,801
Innolux Corp.	4,751,039	1,837,589
INTOPS Co. Ltd.	37,928	318,817
Kingboard Chemical Holdings Ltd.	781,500	3,091,747
Largan Precision Co. Ltd.	153,000	20,915,926
Lens Technology Co. Ltd. Class A	818,980	2,990,862
LG Display Co. Ltd.	256,540	5,268,426
Pinnacle Technology Holdings Ltd.	11,198	16,529
SFA Engineering Corp.	6,499	219,000
Sunny Optical Technology Group Co. Ltd.	623,600	12,504,458
Synnex Technology International Corp.	371,000	593,768
		84,169,952
Internet Software & Services - 5.1%
58.com, Inc. ADR (a)	90,030	7,312,237
Alibaba Group Holding Ltd. sponsored ADR (a)	324,500	64,254,245
Autohome, Inc. ADR Class A	68,832	7,758,743
Baidu.com, Inc. sponsored ADR (a)	129,323	31,368,587
Danawa Co. Ltd.	7,604	127,062
Mail.Ru Group Ltd. GDR (Reg. S) (a)	350,074	9,928,099
MercadoLibre, Inc.	12,300	3,577,209
Mix Telematics Ltd. sponsored ADR	9,381	183,117
Momo, Inc. ADR (a)	134,668	6,183,955
NAVER Corp.	6,757	4,184,811
NetEase, Inc. ADR	31,758	7,250,987
Tencent Holdings Ltd.	1,933,489	98,708,728
Weibo Corp. sponsored ADR (a)(d)	56,372	5,744,871
Yandex NV Series A (a)	338,526	11,347,392
YY, Inc. ADR (a)	59,329	6,913,608
		264,843,651
IT Services - 0.8%
Advanced Information Technology PCL NVDR	91,100	71,816
CSU Cardsystem SA	20,600	37,560
HCL Technologies Ltd.	707,525	9,552,060
Hexaware Technologies Ltd.	599,191	3,901,895
Infosys Ltd.	279,491	5,071,332
Infosys Ltd. sponsored ADR (d)	453,120	8,242,253
Luxoft Holding, Inc. (a)	105,577	3,800,772
MindTree Consulting Ltd.	167,100	2,497,827
Mphasis BFL Ltd.	114,379	1,867,755
Sonata Software Ltd.	11,423	63,129
Tata Consultancy Services Ltd. (a)	96,877	2,501,375
Tata Consultancy Services Ltd.	96,877	2,501,375
Vakrangee Ltd.	539,630	260,892
WNS Holdings Ltd. sponsored ADR (a)	26,263	1,343,090
		41,713,131
Semiconductors & Semiconductor Equipment - 3.2%
Ardentec Corp.	127,000	146,727
Chipbond Technology Corp.	299,000	628,078
Daqo New Energy Corp. ADR (a)	2,669	153,895
Dongbu HiTek Co. Ltd.	42,986	676,506
eMemory Technology, Inc.	252,000	3,050,064
Flat Glass Group Co. Ltd.	180,000	49,839
GlobalWafers Co. Ltd.	35,000	692,029
Greatek Electronics, Inc.	135,000	244,419
Holtek Semiconductor, Inc.	45,000	111,031
Lite-On Semiconductor Corp.	149,000	214,869
Machvision, Inc.	23,000	356,601
Macronix International Co. Ltd. (a)	147,000	242,619
Malaysian Pacific Industries BHD	39,100	98,241
MediaTek, Inc.	202,000	2,098,028
Novatek Microelectronics Corp.	34,000	153,610
Phison Electronics Corp.	361,000	3,316,123
PixArt Imaging, Inc.	35,000	126,036
Radiant Opto-Electronics Corp.	382,000	799,880
Seoul Semiconductor Co. Ltd.	36,501	691,025
Silicon Works Co. Ltd.	1,757	63,273
Sino-American Silicon Products, Inc.	659,000	3,098,178
SK Hynix, Inc.	462,056	39,951,889
Taiwan Semiconductor Manufacturing Co. Ltd.	12,534,000	93,491,464
Toptec Co. Ltd.	1,009	25,174
Unisem (M) Bhd	561,700	337,302
United Microelectronics Corp.	16,391,000	9,087,809
United Microelectronics Corp. sponsored ADR	353,437	982,555
Xinyi Solar Holdings Ltd.	9,902,000	4,077,719
		164,964,983
Software - 0.2%
CD Projekt RED SA	166,290	6,625,046
NCSOFT Corp.	887	289,864
NIIT Technologies Ltd. (a)	21,245	351,962
Nucleus Software Exports Ltd. (a)	34,593	197,770
Oracle Finance Services Software Ltd. (a)	4,174	244,070
Totvs SA	360,558	2,715,767
		10,424,479
Technology Hardware, Storage & Peripherals - 3.7%
ASUSTeK Computer, Inc.	139,000	1,258,307
Casetek Holdings	1,307,568	3,278,566
Catcher Technology Co. Ltd.	1,392,000	16,174,983
Chicony Electronics Co. Ltd.	2,547,178	6,013,044
Compal Electronics, Inc.	1,005,000	660,137
Giga-Byte Technology Co. Ltd.	254,000	669,903
Lenovo Group Ltd.	8,240,000	4,351,056
Micro-Star International Co. Ltd.	152,000	633,513
Pegatron Corp.	1,985,000	4,189,537
Samsung Electronics Co. Ltd.	3,193,594	149,893,738
Sunrex Technology Corp.	144,648	75,479
TPV Technology Ltd.	398,000	48,483
Wistron Corp.	432,935	325,515
Wiwynn Corp. (a)	21,906	348,762
		187,921,023

TOTAL INFORMATION TECHNOLOGY		758,345,387

MATERIALS - 2.8%
Chemicals - 0.7%
China Sanjiang Fine Chemicals Ltd.	424,000	170,865
DCM Shriram Ltd.	13,714	57,669
Hanwha Chemical Corp.	26,310	629,618
Indorama Ventures PCL unit	341,000	620,145
LG Chemical Ltd.	35,556	11,142,109
Lotte Chemical Corp.	14,538	4,959,501
Luxi Chemical Group Co. Ltd. (a)	85,100	258,209
Petronas Chemicals Group Bhd	561,500	1,135,697
Phillips Carbon Black Ltd. (a)	8,170	28,431
PTT Global Chemical PCL NVDR	1,312,000	3,655,823
Rain Industries Ltd.	262,215	911,511
Sasol Ltd.	277,837	10,022,603
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,220,000	898,268
Taekwang Industrial Co. Ltd.	168	193,164
Thirumalai Chemicals Ltd. (a)	6,741	160,707
Zhejiang Runtu Co. Ltd.	50,800	169,431
		35,013,751
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (H Shares)	900,000	5,495,533
Asia Cement (China) Holdings Corp.	204,000	123,144
CEMEX S.A.B. de CV sponsored ADR	323,528	1,928,227
China Resources Cement Holdings Ltd.	3,422,000	4,006,238
Loma Negra Compania Industrial Argentina SA ADR (a)	85,594	1,104,163
Magnesita Refratarios SA	4,800	86,860
PT Semen Gresik (Persero) Tbk	3,128,700	1,891,406
Siam Cement PCL NVDR unit	229,800	3,199,838
		17,835,409
Containers & Packaging - 0.1%
AMVIG Holdings Ltd.	1,950,000	530,945
Anadolu Cam Sanayii A/S	560,600	316,986
Bio Pappel S.A.B. de CV (a)	24,738	20,230
Greatview Aseptic Pack Co. Ltd.	7,233,000	5,406,345
Nampak Ltd. (a)	628,884	751,400
Polyplex Thailand PCL unit	70,900	35,417
		7,061,323
Metals & Mining - 1.4%
Alrosa Co. Ltd.	2,910,900	4,116,883
Anglo American Platinum Ltd.	33,710	889,727
Ann Joo Resources Bhd	74,700	38,101
CAP SA	86,012	893,883
Dongkuk Steel Mill Co. Ltd.	111,204	1,039,771
Eregli Demir ve Celik Fabrikalari T.A.S.	749,153	1,858,218
First Quantum Minerals Ltd.	323,163	5,072,009
Fresnillo PLC	158,639	2,801,631
Hindalco Industries Ltd.	396,609	1,377,515
Iskenderun Demir ve Celik A/S	102,420	183,691
Jastrzebska Spolka Weglowa SA (a)	52,703	1,189,927
Jindal Saw Ltd. (a)	101,155	154,740
Jindal Stainless (Hisar) Ltd. (a)	57,324	150,132
KISCO Corp.	7,455	58,801
Kumba Iron Ore Ltd.	86,802	1,978,581
Lion Industries Corp. Bhd (a)	366,800	64,513
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	7,595	77,469
Merafe Resources Ltd.	384,804	46,854
Novolipetsk Steel OJSC GDR (Reg. S)	17,060	448,678
Padaeng Industry PCL:
unit	205,300	111,527
warrants 5/15/21 (a)	68,433	3,414
Poongsan Corp.	26,301	875,320
POSCO	38,443	12,142,980
Press Metal Bhd	219,740	261,148
PT Petrosea Tbk	99,700	13,418
Sarda Energy & Minerals Ltd. (a)	21,956	136,789
Sheng Yu Steel Co. Ltd.	100,000	86,691
Southern Copper Corp. (d)	129,510	6,331,744
Tata Steel Ltd.	60,308	514,849
Ternium SA sponsored ADR	171,420	6,123,122
Vale SA sponsored ADR	1,616,238	21,980,837
		71,022,963
Paper & Forest Products - 0.3%
Mondi Ltd.	92,264	2,541,935
Nine Dragons Paper (Holdings) Ltd.	4,102,000	6,479,718
PT Indah Kiat Pulp & Paper Tbk	597,800	804,524
Sappi Ltd.	547,123	3,577,144
Suzano Papel e Celulose SA	80,600	932,818
West Coast Paper Mills Ltd.	63,671	267,507
		14,603,646

TOTAL MATERIALS		145,537,092

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Fibra Uno Administracion SA de CV	1,258,838	1,737,599
Prologis Property Mexico SA	135,748	237,061
		1,974,660
Real Estate Management & Development - 0.8%
Advancetek Enterprise Co. Ltd.	56,000	36,970
Agile Property Holdings Ltd.	2,946,000	5,565,431
Aldar Properties PJSC	1,030,200	574,959
Asian Property Development PCL NVDR	1,644,000	472,207
Ayala Land, Inc.	9,146,800	6,925,637
Barwa Real Estate Co. (a)	26,388	248,515
BR Malls Participacoes SA	530,766	1,467,996
Central China Real Estate Ltd.	174,000	93,735
China Aoyuan Property Group Ltd.	141,000	114,129
China Overseas Grand Oceans Group Ltd.	477,000	206,077
Country Garden Holdings Co. Ltd.	5,098,000	9,906,811
Emaar Malls Group PJSC (a)	1,917,696	1,070,274
Emaar Misr for Development SAE (a)	1,133,514	266,672
Etalon Group PLC GDR (Reg. S)	1,199,942	3,539,829
Greenland Hong Kong Holdings Ltd.	149,000	70,462
Hopson Development Holdings Ltd.	38,000	36,300
K Wah International Holdings Ltd.	846,000	563,527
KSL Holdings Bhd (a)	105,100	23,106
Logan Property Holdings Co. Ltd.	124,000	185,350
Longfor Properties Co. Ltd.	162,500	483,892
Multiplan Empreendimentos Imobiliarios SA	90,900	1,432,071
Poly Property Group Co. Ltd.	1,423,000	681,125
Powerlong Real Estate Holding Ltd.	438,000	261,958
PT Agung Podomoro Land Tbk	2,881,200	40,849
Quality Houses PCL NVDR	1,428,100	145,351
Road King Infrastructure Ltd.	341,000	655,173
Sansiri PCL NVDR	8,999,000	488,862
Sena Development Public Co. Ltd.	257,272	30,683
Shimao Property Holdings Ltd.	368,000	1,079,276
Shui On Land Ltd.	360,500	100,595
Sino-Ocean Group Holding Ltd.	664,000	445,866
United Development Co. (a)	240,287	956,924
		38,170,612

TOTAL REAL ESTATE		40,145,272

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
China Communications Services Corp. Ltd. (H Shares)	1,380,000	885,992
China Telecom Corp. Ltd. (H Shares)	13,872,000	6,449,373
China Unicom Ltd.	8,324,000	11,299,235
KT Corp.	54,291	1,356,400
LG Telecom Ltd.	674,839	7,309,402
PT Telekomunikasi Indonesia Tbk:
Series B	35,935,100	9,017,909
sponsored ADR	59,464	1,469,355
Qatar Telecom (Qtel) Q.S.C. (a)	6,211	114,463
Telecom Egypt SAE	297,066	250,668
Telkom SA Ltd.	405,832	1,652,658
		39,805,455
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
Series L	902,014	701,001
Series L sponsored ADR	311,411	4,829,985
MTN Group Ltd.	1,216,958	10,945,930
SK Telecom Co. Ltd.	1,148	235,623
		16,712,539

TOTAL TELECOMMUNICATION SERVICES		56,517,994

UTILITIES - 0.9%
Electric Utilities - 0.4%
Adani Transmissions Ltd. (a)	444	896
EDP Energias do Brasil SA	1,217,688	4,322,669
Energa SA	19,990	51,020
Enersis SA sponsored	113,466	1,098,351
Equatorial Energia SA	99,200	1,619,304
Polska Grupa Energetyczna SA (a)	458,138	1,220,131
Power Grid Corp. of India Ltd.	732,166	2,274,242
Tauron Polska Energia SA (a)	190,211	115,318
Tenaga Nasional Bhd	3,007,300	10,880,683
		21,582,614
Gas Utilities - 0.2%
Daesung Energy Co. Ltd.	20,047	110,238
ENN Energy Holdings Ltd.	496,000	5,084,197
GAIL India Ltd.	26,046	135,541
Indraprastha Gas Ltd. (a)	1,123,780	4,416,457
Samchully Co. Ltd.	279	29,703
		9,776,136
Independent Power and Renewable Electricity Producers - 0.3%
Benpres Holdings Corp.	124,600	9,008
Central Puerto SA sponsored ADR	174,200	2,356,926
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,956,000	1,795,481
China Resources Power Holdings Co. Ltd.	1,370,242	2,798,105
Huaneng Renewables Corp. Ltd. (H Shares)	9,128,000	3,901,276
NTPC Ltd.	1,842,442	4,578,098
PNOC Energy Development Corp. (a)	6,076,071	610,329
		16,049,223
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	36,200	254,194
Companhia de Saneamento de Minas Gerais	12,100	140,363
		394,557

TOTAL UTILITIES		47,802,530

TOTAL COMMON STOCKS
(Cost $1,912,059,371)		2,414,266,754

Nonconvertible Preferred Stocks - 1.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	112,700	574,387
sponsored ADR	399,200	4,734,512
		5,308,899
FINANCIALS - 1.0%
Banks - 1.0%
Banco ABC Brasil SA	632,647	2,786,056
Banco Bradesco SA (PN)	1,486,710	11,645,206
Banco do Estado Rio Grande do Sul SA	53,100	233,985
Chinatrust Financial Holding Co. Ltd. 0.00 (a)	170,957	350,561
Itau Unibanco Holding SA	2,887,491	33,325,107
		48,340,915
INDUSTRIALS - 0.0%
Airlines - 0.0%
Gol Linhas Aereas Inteligentes SA (PN) (a)	115,700	419,112
Machinery - 0.0%
Randon Participacoes SA (PN)	77,600	143,987

TOTAL INDUSTRIALS		563,099

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	127,336	4,774,216
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)	10,800	131,663
Metals & Mining - 0.0%
Metalurgica Gerdau SA (PN)	346,000	632,714

TOTAL MATERIALS		764,377

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	215,700	2,635,397
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	137,322	2,458,064

TOTAL TELECOMMUNICATION SERVICES		5,093,461

UTILITIES - 0.0%
Gas Utilities - 0.0%
Companhia de Gas de Sao Paulo	25,600	394,100
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $57,091,589)		65,239,067

Equity Funds - 42.5%
Diversified Emerging Markets Funds - 41.6%
Aberdeen Emerging Markets Fund Institutional Service Class	6,026,801	90,643,084
Brandes Emerging Markets Value Fund Class A	10,697,433	97,025,716
Causeway Emerging Markets Fund - Investor Class	30,756,220	422,898,023
Fidelity Emerging Markets Fund (e)	11,866,763	377,244,390
GMO Emerging Markets Fund Class IV	2,769,610	92,809,617
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	6,099,336	136,198,167
Invesco Developing Markets Fund Class R5	607,314	20,612,232
iShares MSCI China ETF (d)	4,186,975	288,189,489
iShares MSCI South Korea Index ETF (d)	1,546,595	111,571,363
Lazard Emerging Markets Equity Portfolio Institutional Class	5,489,668	101,503,964
Matthews Pacific Tiger Fund Investor Class	118	3,639
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class A (a)	2,091,786	39,597,507
Oppenheimer Developing Markets Fund Class I	2,936,358	127,907,760
Oppenheimer Emerging Markets Innovators Fund Class I	776,379	8,982,707
Parametric Emerging Markets Fund Investor Class	5,582,554	84,073,257
SPDR S&P China ETF	1,151,550	128,202,062
Wasatch Frontier Emerging Small Countries Fund (a)	8,955,862	23,822,593

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,151,285,570

Foreign Large Value Funds - 0.9%
Matthews Korea Fund Investor Class	6,983,487	44,624,485
Sector Funds - 0.0%
Victory Global Natural Resources Fund Class A (a)	74	1,738
TOTAL EQUITY FUNDS
(Cost $1,773,467,493)		2,195,911,793
	Principal Amount

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.65% to 1.88% 6/7/18 to 8/30/18 (f)
(Cost $20,196,994)	20,230,000	20,196,673
	Shares	Value

Money Market Funds - 13.0%
Fidelity Securities Lending Cash Central Fund 1.76% (g)(h)	204,951,988	204,972,483
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (i)	469,436,154	469,436,154
TOTAL MONEY MARKET FUNDS
(Cost $674,409,553)		674,408,637
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $4,437,225,000)		5,370,022,924
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(200,337,624)
NET ASSETS - 100%		$5,169,685,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7,657	June 2018	$429,442,845	$(27,980,329)	$(27,980,329)

The notional amount of futures purchased as a percentage of Net Assets is 8.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,960 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,196,673.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$174,068
Total	$174,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$398,107,307	$--	$3,525,906	$--	$842,769	$(18,179,780)	$377,244,390
Total	$398,107,307	$--	$3,525,906	$--	$842,769	$(18,179,780)	$377,244,390

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$241,530,156	$191,137,011	$50,364,802	$28,343
Consumer Staples	185,743,360	157,280,266	28,463,094	--
Energy	176,831,284	143,226,218	33,605,066	--
Financials	664,512,387	440,128,525	224,383,862	--
Health Care	35,337,840	18,501,028	16,836,812	--
Industrials	116,176,365	103,390,371	12,785,994	--
Information Technology	763,119,603	518,033,810	240,777,625	4,308,168
Materials	146,301,469	101,021,416	45,280,053	--
Real Estate	40,145,272	19,695,565	20,449,707	--
Telecommunication Services	61,611,455	32,366,923	29,244,532	--
Utilities	48,196,630	34,617,571	13,579,059	--
Equity Funds	2,195,911,793	2,195,911,793	--	--
Other Short-Term Investments	20,196,673	--	20,196,673	--
Money Market Funds	674,408,637	674,408,637	--	--
Total Investments in Securities:	$5,370,022,924	$4,629,719,134	$735,967,279	$4,336,511
Derivative Instruments:
Liabilities
Futures Contracts	$(27,980,329)	$(27,980,329)	$--	$--
Total Liabilities	$(27,980,329)	$(27,980,329)	$--	$--
Total Derivative Instruments:	$(27,980,329)	$(27,980,329)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$1,127,647,072

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund of Funds

May 31, 2018

RMF-QTLY-0718
1.938037.106

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Diversified Emerging Markets Funds - 99.9%
Acadian Emerging Markets Portfolio Institutional Class	114,174	$2,449,040
Causeway Emerging Markets Fund - Investor Class	201,168	2,766,054
Fidelity Emerging Markets Fund (a)	45,020	1,431,173
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	91,023	2,032,536
Lazard Emerging Markets Equity Portfolio Institutional Class	84,224	1,557,305
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class A (b)	13,213	250,114
Oppenheimer Developing Markets Fund Class Y	34,226	1,490,209
T. Rowe Price Emerging Markets Stock Fund Class I	52,167	2,288,047
TOTAL EQUITY FUNDS
(Cost $10,780,959)		14,264,478

Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67%(c)
(Cost $32,872)	32,872	32,872
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,813,831)		14,297,350
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,911)
NET ASSETS - 100%		$14,288,439

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$1,510,501	$42,584	$55,482	$--	$3,401	$(69,831)	$1,431,173
Total	$1,510,501	$42,584	$55,482	$--	$3,401	$(69,831)	$1,431,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2018

SRQ-QTLY-0718
1.912886.107

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.2%
	Principal Amount	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24	$1,500,000	$1,253,783
3.375% 8/15/26	800,000	709,456
		1,963,239
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	2,110,000	1,948,883

TOTAL CONVERTIBLE BONDS		3,912,122

Nonconvertible Bonds - 14.1%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.0%
Delphi Technologies PLC 5% 10/1/25 (a)	590,000	563,450
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,225,000	1,295,438
Service Corp. International 4.625% 12/15/27	1,080,000	1,029,791
		2,325,229
Hotels, Restaurants & Leisure - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	780,000	739,050
5% 10/15/25 (a)	1,410,000	1,335,975
Aramark Services, Inc.:
4.75% 6/1/26	5,480,000	5,301,900
5% 2/1/28 (a)	915,000	880,688
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,325,000	1,325,000
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,695,000	2,725,319
Hilton Escrow Issuer LLC 4.25% 9/1/24	670,000	638,175
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	632,075
4.875% 4/1/27	390,000	373,425
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	204,432
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	6,050,000	5,566,000
4.5% 1/15/28	1,640,000	1,471,900
Scientific Games Corp. 5% 10/15/25 (a)	1,720,000	1,659,800
Station Casinos LLC 5% 10/1/25 (a)	1,145,000	1,100,345
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	2,500,000	2,534,500
7.25% 11/30/21 (a)	3,000,000	3,127,500
Viking Cruises Ltd. 5.875% 9/15/27 (a)	115,000	107,525
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,340,000	1,336,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,204,875
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	395,000	376,435
5.5% 10/1/27 (a)	1,710,000	1,650,150
Yum! Brands, Inc. 5.35% 11/1/43	1,415,000	1,262,279
		35,553,998
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	1,010,000	893,951
Lennar Corp.:
4.75% 11/29/27 (a)	710,000	662,075
5.25% 6/1/26 (a)	2,530,000	2,465,485
M.D.C. Holdings, Inc. 6% 1/15/43	345,000	309,206
PulteGroup, Inc. 5% 1/15/27	2,000,000	1,907,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	5,000,000	4,912,500
William Lyon Homes, Inc. 7% 8/15/22	485,000	495,913
		11,646,630
Internet & Direct Marketing Retail - 0.2%
Netflix, Inc.:
4.375% 11/15/26	3,515,000	3,306,209
4.875% 4/15/28 (a)	1,250,000	1,187,625
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	1,565,000	1,514,138
		6,007,972
Media - 1.4%
Altice SA:
7.625% 2/15/25 (a)	600,000	531,006
7.75% 5/15/22 (a)	1,170,000	1,123,200
Altice U.S. Finance SA 5.5% 5/15/26 (a)	890,000	854,667
Cablevision Systems Corp. 5.875% 9/15/22	835,000	832,913
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,215,000	3,070,711
5% 2/1/28 (a)	3,825,000	3,538,125
5.125% 2/15/23	4,000,000	3,990,000
5.125% 5/1/23 (a)	2,195,000	2,181,281
5.125% 5/1/27 (a)	2,805,000	2,626,181
5.5% 5/1/26 (a)	5,360,000	5,174,008
CSC Holdings LLC:
5.25% 6/1/24	1,115,000	1,053,898
5.375% 2/1/28 (a)	765,000	715,275
5.5% 4/15/27 (a)	2,650,000	2,537,375
DISH DBS Corp.:
5.125% 5/1/20	280,000	277,200
5.875% 11/15/24	840,000	697,998
6.75% 6/1/21	1,120,000	1,120,000
7.75% 7/1/26	1,060,000	914,250
E.W. Scripps Co. 5.125% 5/15/25 (a)	830,000	785,388
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,195,000	2,827,575
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,625,000	1,568,206
5% 8/1/27 (a)	1,060,000	1,007,148
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	2,817,788
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,000,000	1,890,000
6% 1/15/27 (a)	2,000,000	1,870,000
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	620,000	591,914
		44,596,107
TOTAL CONSUMER DISCRETIONARY		100,693,386
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	660,000	580,800
Albertsons, Inc.:
6.625% 6/1/28	1,000,000	767,500
7.75% 6/15/26	291,000	253,170
8% 5/1/31	1,360,000	1,125,400
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,450,000	2,364,250
		5,091,120
Food Products - 0.3%
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,765,000	1,666,822
5.15% 3/15/34	75,000	69,469
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	324,225
4.875% 11/1/26 (a)	5,000,000	4,956,250
Post Holdings, Inc.:
5% 8/15/26 (a)	865,000	810,938
5.625% 1/15/28 (a)	865,000	815,263
5.75% 3/1/27 (a)	720,000	696,377
		9,339,344
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (a)	1,210,000	1,166,138
Prestige Brands, Inc. 6.375% 3/1/24 (a)	500,000	492,500
		1,658,638
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	1,885,000	1,847,300
TOTAL CONSUMER STAPLES		17,936,402
ENERGY - 2.8%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	775,000	800,188
Ensco PLC:
4.5% 10/1/24	3,415,000	2,842,988
5.2% 3/15/25	5,000,000	4,187,500
7.75% 2/1/26	590,000	561,975
Exterran Energy Solutions LP 8.125% 5/1/25	520,000	549,250
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,000,000	1,995,000
FTS International, Inc. 6.25% 5/1/22	255,000	257,550
Jonah Energy LLC 7.25% 10/15/25 (a)	735,000	581,569
Nabors Industries, Inc.:
5.5% 1/15/23	355,000	347,900
5.75% 2/1/25 (a)	1,420,000	1,345,450
Noble Holding International Ltd.:
5.25% 3/15/42	510,000	341,700
6.2% 8/1/40	2,000,000	1,430,000
7.7% 4/1/25 (b)	745,000	679,738
7.75% 1/15/24	390,000	365,625
7.875% 2/1/26 (a)	515,000	524,656
Precision Drilling Corp.:
5.25% 11/15/24	345,000	324,300
6.5% 12/15/21	223,000	227,505
7.125% 1/15/26 (a)	430,000	438,600
7.75% 12/15/23	510,000	539,325
Summit Midstream Holdings LLC 5.75% 4/15/25	850,000	809,625
Weatherford International Ltd.:
5.95% 4/15/42	150,000	111,375
6.5% 8/1/36	440,000	342,100
9.875% 2/15/24	360,000	354,600
Weatherford International, Inc. 9.875% 3/1/25 (a)	2,195,000	2,145,613
		22,104,132
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp.:
5% 3/1/25	3,610,000	3,586,318
5.125% 12/1/22	780,000	783,900
California Resources Corp. 8% 12/15/22 (a)	2,325,000	2,051,813
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,080,000	1,073,250
5.875% 3/31/25	2,230,000	2,327,563
7% 6/30/24	3,345,000	3,692,044
Chesapeake Energy Corp.:
4.875% 4/15/22	2,000,000	1,945,000
5.75% 3/15/23	1,985,000	1,865,900
8% 12/15/22 (a)	430,000	454,725
8% 1/15/25	1,660,000	1,649,625
8% 6/15/27	875,000	868,438
CNX Midstream Partners LP 6.5% 3/15/26 (a)	450,000	438,750
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(c)	3,140,000	3,138,023
6.5% 5/15/26 (a)	1,100,000	1,091,750
6.875% 6/15/25 (a)	990,000	1,009,800
Continental Resources, Inc.:
4.375% 1/15/28	1,250,000	1,248,031
4.5% 4/15/23	605,000	615,745
4.9% 6/1/44	335,000	331,350
Covey Park Energy LLC 7.5% 5/15/25 (a)	860,000	851,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	900,000	888,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,605,000	2,644,075
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	920,000	850,724
Denbury Resources, Inc.:
4.625% 7/15/23	70,000	58,450
5.5% 5/1/22	700,000	617,750
6.375% 8/15/21	225,000	209,250
9.25% 3/31/22 (a)	2,565,000	2,725,313
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	230,000	225,400
5.75% 1/30/28 (a)	230,000	225,975
Energy Transfer Equity LP 4.25% 3/15/23	1,765,000	1,709,844
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,695,000	1,678,050
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,065,000	1,019,738
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	3,000,000	2,917,500
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	685,000	688,425
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	258,375
5.75% 10/1/25 (a)	1,000,000	997,500
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,250,000	1,193,750
Newfield Exploration Co. 5.375% 1/1/26	335,000	344,631
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	225,000	216,563
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	170,000	164,900
5.375% 1/15/25 (a)	90,000	88,875
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,945,000	2,970,769
Range Resources Corp.:
4.875% 5/15/25	790,000	742,600
5% 8/15/22	460,000	455,400
5% 3/15/23	1,790,000	1,736,300
Sanchez Energy Corp. 7.25% 2/15/23 (a)	1,675,000	1,643,594
SemGroup Corp. 7.25% 3/15/26	505,000	494,900
Southwestern Energy Co.:
4.1% 3/15/22	850,000	824,500
7.75% 10/1/27	980,000	1,024,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	1,385,000	1,301,485
5.125% 2/1/25	2,000,000	1,975,000
5.375% 2/1/27	3,000,000	2,910,000
Whiting Petroleum Corp.:
5.75% 3/15/21	975,000	994,500
6.625% 1/15/26 (a)	760,000	778,050
		66,598,461
TOTAL ENERGY		88,702,593
FINANCIALS - 1.2%
Capital Markets - 0.2%
MSCI, Inc. 4.75% 8/1/26 (a)	7,775,000	7,600,063
Consumer Finance - 0.2%
Ally Financial, Inc.:
5.75% 11/20/25	1,070,000	1,090,865
8% 11/1/31	1,850,000	2,220,000
SLM Corp. 5.5% 1/25/23	1,240,000	1,219,850
		4,530,715
Diversified Financial Services - 0.7%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	230,000	221,375
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,200,000	3,064,000
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	980,000	925,708
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,795,000	2,822,950
6% 8/1/20	2,500,000	2,546,875
6.25% 2/1/22	3,690,000	3,777,638
6.375% 12/15/25	1,080,000	1,075,950
6.75% 2/1/24	1,975,000	2,019,438
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (a)(b)(c)	1,000,000	945,000
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	490,000	449,575
6.875% 2/15/23 (a)	190,000	180,500
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,000,000	2,219,400
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,335,000	1,293,682
Valvoline, Inc. 4.375% 8/15/25	1,025,000	968,861
		22,510,952
Insurance - 0.0%
Acrisure LLC 7% 11/15/25 (a)	415,000	386,988
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	515,000	495,533
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	765,000	810,671
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,080,000	988,200
		1,798,871
TOTAL FINANCIALS		37,323,122
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.:
4.375% 10/15/25 (a)	980,000	937,125
4.625% 2/1/28 (a)	185,000	174,363
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	2,000,000	1,970,000
Teleflex, Inc.:
4.625% 11/15/27	625,000	590,669
4.875% 6/1/26	2,750,000	2,688,125
		6,360,282
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
6.25% 3/31/23	785,000	732,013
6.875% 2/1/22	1,830,000	960,750
HCA Holdings, Inc.:
4.5% 2/15/27	1,925,000	1,823,938
5% 3/15/24	3,000,000	3,021,600
HealthSouth Corp. 5.75% 9/15/25	1,255,000	1,280,100
Kindred Healthcare, Inc. 8.75% 1/15/23	420,000	448,350
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	2,992,500
SP Finco LLC 6.75% 7/1/25 (a)	465,000	433,613
Tenet Healthcare Corp.:
4.375% 10/1/21	975,000	965,250
4.625% 7/15/24 (a)	675,000	648,810
6.75% 6/15/23	950,000	944,063
THC Escrow Corp. III 5.125% 5/1/25 (a)	915,000	887,550
Wellcare Health Plans, Inc. 5.25% 4/1/25	895,000	892,763
		16,031,300
Pharmaceuticals - 0.4%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,355,000	1,304,459
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	780,000	765,375
5.625% 12/1/21 (a)	4,795,000	4,751,845
5.875% 5/15/23 (a)	2,175,000	2,066,250
6.125% 4/15/25 (a)	3,185,000	2,946,125
6.5% 3/15/22 (a)	670,000	697,638
9% 12/15/25 (a)	590,000	617,288
		13,148,980
TOTAL HEALTH CARE		35,540,562
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.5%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,530,000	2,536,325
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,370,000	2,361,113
7.5% 12/1/24 (a)	2,040,000	2,126,700
7.5% 3/15/25 (a)	780,000	805,428
BWX Technologies, Inc. 5.375% 7/15/26 (a)	370,000	373,700
TransDigm, Inc.:
6% 7/15/22	1,470,000	1,490,213
6.375% 6/15/26	3,145,000	3,160,725
6.5% 5/15/25	1,805,000	1,830,992
		14,685,196
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	355,000	370,975
Airlines - 0.3%
Allegiant Travel Co. 5.5% 7/15/19	3,500,000	3,535,000
American Airlines Group, Inc. 4.625% 3/1/20 (a)	1,855,000	1,854,258
United Continental Holdings, Inc. 4.25% 10/1/22	2,050,000	1,976,836
		7,366,094
Building Products - 0.1%
Building Materials Corp. of America 4.75% 1/15/28 (a)	1,095,000	1,004,663
Commercial Services & Supplies - 0.1%
APX Group, Inc. 7.625% 9/1/23	765,000	671,288
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	1,053,175
Multi-Color Corp. 4.875% 11/1/25 (a)	1,250,000	1,159,375
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,105,000	867,425
Tervita Escrow Corp. 7.625% 12/1/21	240,000	242,400
		3,993,663
Construction & Engineering - 0.0%
Pisces Midco, Inc. 8% 4/15/26 (a)	980,000	945,798
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	716,788
Machinery - 0.1%
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	1,500,000	1,545,000
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,240,000	2,604,150
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	410,000	308,013
11.25% 8/15/22 (a)	850,000	822,375
		3,734,538
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (a)	930,000	924,188
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
4.125% 5/1/24	515,000	501,481
5% 4/1/23	1,245,000	1,273,013
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	400,000	375,500
4.375% 8/15/27 (a)	420,000	388,500
Avantor, Inc.:
6% 10/1/24 (a)	780,000	776,100
9% 10/1/25 (a)	1,415,000	1,460,988
FLY Leasing Ltd.:
5.25% 10/15/24	425,000	404,813
6.375% 10/15/21	2,000,000	2,075,000
		7,255,395
TOTAL INDUSTRIALS		42,542,298
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	347,375
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC 3.875% 9/1/22 (a)	660,000	655,463
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,041,250
		1,696,713
Software - 0.2%
CDK Global, Inc. 4.875% 6/1/27	485,000	457,113
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,365,000	2,388,650
Nuance Communications, Inc. 5.375% 8/15/20 (a)	190,000	190,713
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,405,258
Symantec Corp. 5% 4/15/25 (a)	190,000	183,665
		6,625,399
Technology Hardware, Storage & Peripherals - 0.0%
EMC Corp. 2.65% 6/1/20	1,530,000	1,493,432
TOTAL INFORMATION TECHNOLOGY		10,162,919
MATERIALS - 2.0%
Chemicals - 0.6%
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,360,000	1,400,800
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,020,000	975,375
5.25% 6/1/27 (a)	390,000	369,525
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,235,000	1,197,209
OCI NV 6.625% 4/15/23 (a)	2,620,000	2,693,360
Olin Corp.:
5% 2/1/30	445,000	418,879
5.125% 9/15/27	1,495,000	1,453,888
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	1,390,000	1,337,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,795,000	1,821,925
TPC Group, Inc. 8.75% 12/15/20 (a)	2,940,000	2,897,370
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,240,000	1,221,400
Tronox Finance PLC 5.75% 10/1/25 (a)	245,000	237,650
Tronox, Inc. 6.5% 4/15/26 (a)	1,755,000	1,730,869
		17,756,125
Containers & Packaging - 0.6%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	1,570,000	1,601,400
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	795,000	787,050
4.625% 5/15/23 (a)	9,500,000	9,437,775
6% 2/15/25 (a)	1,480,000	1,450,400
7.25% 5/15/24 (a)	1,500,000	1,565,625
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,120,000	1,918,600
OI European Group BV 4% 3/15/23 (a)	1,445,000	1,358,300
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	1,965,000
Silgan Holdings, Inc. 4.75% 3/15/25	695,000	658,513
		20,742,663
Metals & Mining - 0.8%
ArcelorMittal SA:
6.125% 6/1/25	495,000	530,888
7.25% 10/15/39 (b)	490,000	568,400
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (a)	1,080,000	1,055,030
5.75% 3/1/25	1,260,000	1,202,513
Commercial Metals Co. 5.375% 7/15/27	1,740,000	1,666,050
Constellium NV 5.875% 2/15/26 (a)	820,000	781,050
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	900,000	855,000
6.875% 3/1/26 (a)	915,000	865,819
7% 2/15/21 (a)	2,155,000	2,165,775
7.25% 5/15/22 (a)	565,000	568,531
7.25% 4/1/23 (a)	2,395,000	2,403,981
7.5% 4/1/25 (a)	870,000	852,600
FMG Resources (August 2006) Pty Ltd.:
5.125% 3/15/23 (a)	560,000	552,300
5.125% 5/15/24 (a)	1,030,000	1,010,688
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,480,000	1,425,891
3.875% 3/15/23	1,645,000	1,581,256
4.55% 11/14/24	6,000,000	5,820,000
		23,905,772
TOTAL MATERIALS		62,404,560
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,140,750
Equinix, Inc. 5.375% 4/1/23	1,885,000	1,927,413
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	595,000	559,336
5.25% 8/1/26	1,035,000	1,003,950
		4,631,449
Real Estate Management & Development - 0.0%
Howard Hughes Corp. 5.375% 3/15/25 (a)	935,000	903,444
TOTAL REAL ESTATE		5,534,893
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Altice Financing SA 7.5% 5/15/26 (a)	2,330,000	2,228,063
Altice Finco SA 7.625% 2/15/25 (a)	1,595,000	1,481,356
Frontier Communications Corp.:
10.5% 9/15/22	1,005,000	904,500
11% 9/15/25	1,700,000	1,360,000
Level 3 Financing, Inc.:
5.25% 3/15/26	590,000	560,795
5.375% 5/1/25	715,000	691,763
Qwest Corp. 6.75% 12/1/21	670,000	720,219
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,460,000	1,522,050
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,600,000	2,522,447
U.S. West Communications 7.25% 9/15/25	735,000	790,498
		12,781,691
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	700,000	740,250
Sprint Communications, Inc. 6% 11/15/22	1,550,000	1,542,250
Sprint Corp.:
7.25% 9/15/21	270,000	279,450
7.875% 9/15/23	815,000	855,343
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,060,000	996,400
4.75% 2/1/28	705,000	659,175
5.125% 4/15/25	995,000	994,801
6.375% 3/1/25	2,500,000	2,612,250
		8,679,919
TOTAL TELECOMMUNICATION SERVICES		21,461,610
UTILITIES - 0.6%
Electric Utilities - 0.1%
DPL, Inc. 6.75% 10/1/19	245,000	253,881
InterGen NV 7% 6/30/23 (a)	242,000	240,790
NRG Yield Operating LLC 5% 9/15/26	885,000	851,813
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,582,639	1,729,033
		3,075,517
Independent Power and Renewable Electricity Producers - 0.5%
Dynegy, Inc.:
5.875% 6/1/23	865,000	886,625
7.625% 11/1/24	1,035,000	1,111,331
8.125% 1/30/26 (a)	825,000	903,194
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,365,000	1,310,400
4.5% 9/15/27 (a)	250,000	232,500
NRG Energy, Inc.:
5.75% 1/15/28 (a)	600,000	592,554
6.625% 1/15/27	1,910,000	1,972,075
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	275,000	265,375
5% 1/31/28 (a)	280,000	264,250
The AES Corp.:
4% 3/15/21	1,145,000	1,145,286
4.5% 3/15/23	755,000	755,000
4.875% 5/15/23	3,000,000	3,007,500
5.125% 9/1/27	1,150,000	1,132,750
6% 5/15/26	2,000,000	2,062,500
		15,641,340
Multi-Utilities - 0.0%
Wind Tre SpA 5% 1/20/26 (a)	1,860,000	1,488,930
TOTAL UTILITIES		20,205,787

TOTAL NONCONVERTIBLE BONDS		442,508,132

TOTAL CORPORATE BONDS
(Cost $452,670,728)		446,420,254

Bank Loan Obligations - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 3/11/25 (b)(c)	403,988	404,367
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 4/18/24 (b)(c)	848,588	848,452
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/1/24 (b)(c)	165,000	163,832
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.98% 10/20/24 (b)(c)	1,356,600	1,362,257
3 month U.S. LIBOR + 7.000% 8.97% 10/20/25 (b)(c)	455,000	463,531
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/14/24 (b)(c)	454,088	455,295
		3,697,734
Media - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1687% 12/15/22 (b)(c)	813,740	814,961
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 1/25/26 (b)(c)	170,000	169,575
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (b)(c)	910,425	895,758
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1687% 9/30/25 (b)(c)	1,100,000	1,098,823
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1888% 8/19/23 (b)(c)	1,482,550	1,423,559
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 4/15/25 (b)(c)	1,660,000	1,650,007
		6,052,683

TOTAL CONSUMER DISCRETIONARY		9,750,417

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.97% 5/24/24 (b)(c)	1,011,328	1,011,510
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6978% 12/31/22 (b)(c)	475,000	485,488
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 3/13/25 (b)(c)	640,000	644,269
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche F, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/9/23 (b)(c)	384,425	383,418
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (b)(c)	1,478,825	1,486,382

TOTAL INDUSTRIALS		1,869,800

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/1/24 (b)(c)	410,850	404,535
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/19/21 (b)(c)	460,350	461,694
		866,229
Electronic Equipment & Components - 0.1%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/15/24 (b)(c)	1,651,827	1,656,585
Software - 0.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(c)	55,000	53,182
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	258,050	253,792
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 3/3/23 (b)(c)	313,397	314,180
		621,154

TOTAL INFORMATION TECHNOLOGY		3,143,968

MATERIALS - 0.0%
Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	63,330	63,612
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	146,145	146,797
		210,409
Containers & Packaging - 0.0%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (b)(c)	90,000	90,478

TOTAL MATERIALS		300,887

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (b)(c)	440,550	432,840
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (b)(c)	930,325	912,184
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2113% 2/22/24 (b)(c)	1,030,000	1,030,577
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 2/2/26 (b)(c)	855,000	859,369
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.4803% 11/1/24 (b)(c)	1,486,275	1,490,957
3 month U.S. LIBOR + 8.250% 10.2303% 11/1/25 (b)(c)	495,000	495,931
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 7/31/25 (b)(c)	1,321,650	1,294,939
		6,516,797
Wireless Telecommunication Services - 0.1%
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9277% 3/11/24 (b)(c)	455,000	451,965
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9277% 3/9/23 (b)(c)	1,810,000	1,811,683
		2,263,648

TOTAL TELECOMMUNICATION SERVICES		8,780,445

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0694% 5/31/22 (b)(c)	1,074,150	1,072,582
TOTAL BANK LOAN OBLIGATIONS
(Cost $27,038,492)		27,059,366
	Shares	Value

Fixed-Income Funds - 83.2%
High Yield Fixed-Income Funds - 83.2%
Artisan High Income Fund Investor Shares	33,639,220	330,000,748
BlackRock High Yield Bond Portfolio Institutional Class	23,004,337	175,753,137
Eaton Vance Income Fund of Boston Class A	24,868,320	139,013,908
Fidelity Advisor High Income Advantage Fund Class I (d)	15,981,805	168,767,860
Fidelity Capital & Income Fund (d)	51,557,383	527,431,995
Fidelity High Income Fund (d)	8,638,519	76,018,964
Hotchkis & Wiley High Yield Fund Class A	32,573,760	385,673,320
Janus Henderson High-Yield Fund T Shares	5,517,471	45,298,435
MainStay High Yield Corporate Bond Fund Class A	46,509,488	260,453,131
Prudential High Yield Fund	38,575,965	208,310,211
T. Rowe Price High Yield Fund I Class	45,289,466	295,740,214
Third Avenue Focused Credit Fund Institutional Class (e)	7,030,125	1,602,869

TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,614,064,792

	Principal Amount	Value

Preferred Securities - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (b)(f)	2,055,000	2,057,877
Energy Transfer Partners LP. 6.25% (b)(f)	815,000	821,450
		2,879,327
FINANCIALS - 0.7%
Banks - 0.6%
Bank of America Corp. 6.25% (b)(f)	6,000,000	6,330,994
Barclays Bank PLC 7.625% 11/21/22	2,300,000	2,500,742
Citigroup, Inc.:
5.95% (b)(f)	510,000	515,227
5.95% (b)(f)	5,000,000	5,264,713
Credit Agricole SA 6.625% (a)(b)(f)	1,720,000	1,750,131
Royal Bank of Scotland Group PLC:
7.5% (b)(f)	725,000	756,059
8.625% (b)(f)	2,000,000	2,193,931
		19,311,797
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5% (b)(f)	2,000,000	1,907,978

TOTAL FINANCIALS		21,219,775

TOTAL PREFERRED SECURITIES
(Cost $23,607,066)		24,099,102
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.76% (g)	19,982,933	19,986,929
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (h)	718	718
TOTAL MONEY MARKET FUNDS
(Cost $19,987,647)		19,987,647
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,065,571,034)		3,131,631,161
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,480,594
NET ASSETS - 100%		$3,141,111,755

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,387,843 or 7.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated Fund

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,447
Total	$54,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$155,353,011	$13,372,992	$--	$1,791,584	$--	$41,857	$168,767,860
Fidelity Capital & Income Fund	507,022,434	22,329,327	--	4,957,183	--	(1,919,766)	527,431,995
Fidelity High Income Fund	75,795,352	992,420	--	992,420	--	(768,808)	76,018,964
Total	$738,170,797	$36,694,739	$--	$7,741,187	$--	$(2,646,717)	$772,218,819

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$446,420,254	$--	$446,420,254	$--
Bank Loan Obligations	27,059,366	--	27,059,366	--
Fixed-Income Funds	2,614,064,792	2,612,461,923	--	1,602,869
Preferred Securities	24,099,102	--	24,099,102	--
Money Market Funds	19,987,647	19,987,647	--	--
Total Investments in Securities:	$3,131,631,161	$2,632,449,570	$497,578,722	$1,602,869

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund of Funds

May 31, 2018

ODF-QTLY-0718
1.941265.105

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Institutional Class	280,994	$2,146,793
Fidelity Capital & Income Fund (a)	132,652	1,357,027
Hotchkis & Wiley High Yield Fund Class I	176,543	2,102,621
MainStay High Yield Corporate Bond Fund Class I	369,457	2,068,956
T. Rowe Price High Yield Fund I Class	388,439	2,536,506

TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,211,903

TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,115,274)		10,211,903
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,661
NET ASSETS - 100%		$10,216,564

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$1,349,255	$12,938	$--	$12,938	$--	$(5,166)	$1,357,027
Total	$1,349,255	$12,938	$--	$12,938	$--	$(5,166)	$1,357,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2018

SIT-QTLY-0718
1.912870.107

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 42.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	6,600	$332,472
Brembo SpA	104,496	1,495,251
Bridgestone Corp.	138,900	5,558,950
Compagnie Plastic Omnium	34,289	1,584,181
Continental AG	5,783	1,467,730
DENSO Corp.	115,100	5,580,102
Faurecia SA	46,494	3,940,651
FCC Co. Ltd.	24,500	675,645
Koito Manufacturing Co. Ltd.	306,100	22,538,594
Michelin CGDE Series B	44,077	5,704,174
Motherson Sumi Systems Ltd.	385,551	1,773,375
Sogefi SpA (a)	40,066	134,897
Stanley Electric Co. Ltd.	38,000	1,297,697
Toyota Industries Corp.	169,700	9,921,331
Valeo SA	125,588	7,975,189
		69,980,239
Automobiles - 0.2%
Ferrari NV	77,268	10,071,812
Fiat Chrysler Automobiles NV	71,880	1,630,207
Honda Motor Co. Ltd. sponsored ADR	108,700	3,452,312
Isuzu Motors Ltd.	88,100	1,175,975
Maruti Suzuki India Ltd.	43,625	5,523,289
Mazda Motor Corp.	241,400	3,027,916
Peugeot Citroen SA	274,418	6,398,523
Renault SA	28,990	2,800,393
Subaru Corp.	20,100	612,969
Suzuki Motor Corp.	18,100	1,037,197
		35,730,593
Distributors - 0.1%
Inchcape PLC	919,885	8,945,141
Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd.	493,453	11,210,142
Autogrill SpA	58,646	728,108
Carnival PLC	539,891	34,594,531
Carnival PLC sponsored ADR (b)	20,379	1,306,905
China Lodging Group Ltd. ADR	79,596	3,503,020
Compass Group PLC	2,318,608	49,855,257
Crown Ltd.	79,788	802,518
Galaxy Entertainment Group Ltd.	1,819,000	15,941,545
Genting Singapore Ltd.	1,948,700	1,833,934
Greggs PLC	98,349	1,380,617
InterContinental Hotel Group PLC	54,540	3,490,282
Kindred Group PLC (depositary receipt)	297,692	3,773,851
Melco Crown Entertainment Ltd. sponsored ADR	49,058	1,602,234
MGM China Holdings Ltd.	898,200	2,596,561
Oriental Land Co. Ltd.	23,100	2,367,652
Paddy Power Betfair PLC	57,629	6,979,090
Sands China Ltd.	909,600	5,419,736
The Star Entertainment Group Ltd.	209,099	784,330
TUI AG	226,400	5,243,171
TUI AG (GB)	238,387	5,536,239
Whitbread PLC	17,008	952,994
Wynn Macau Ltd.	580,400	2,200,661
Yum China Holdings, Inc.	221,512	8,705,422
		170,808,800
Household Durables - 0.2%
Husqvarna AB (B Shares)	151,268	1,486,763
Panasonic Corp.	245,400	3,327,498
Persimmon PLC	136,619	5,143,322
Sony Corp.	318,300	15,017,044
Techtronic Industries Co. Ltd.	1,893,500	11,264,240
		36,238,867
Internet & Direct Marketing Retail - 0.1%
Ctrip.com International Ltd. ADR (a)	90,316	4,072,348
MakeMyTrip Ltd. (a)(b)	75,420	2,639,700
Start Today Co. Ltd.	65,900	2,292,885
		9,004,933
Leisure Products - 0.0%
Sega Sammy Holdings, Inc.	11,600	205,161
Technogym SpA (c)	135,529	1,587,571
		1,792,732
Media - 0.3%
Mediaset Espana Comunicacion SA	528,100	4,758,729
Publicis Groupe SA (b)	112,800	7,851,471
RTL Group SA	8,032	606,112
UBM PLC	478,088	6,533,416
Vivendi SA	669,685	16,847,906
WPP PLC	707,444	11,658,748
WPP PLC ADR (b)	5,874	486,955
		48,743,337
Multiline Retail - 0.0%
Debenhams PLC (b)	913,233	261,011
Dollarama, Inc.	39,055	4,507,621
Ryohin Keikaku Co. Ltd.	3,800	1,292,458
		6,061,090
Specialty Retail - 0.4%
Dufry AG	41,125	5,610,041
Esprit Holdings Ltd. (a)	5,352,900	1,722,137
Fast Retailing Co. Ltd.	11,800	5,144,700
Hotel Shilla Co.	20,090	2,306,203
Kingfisher PLC	518,636	2,104,545
Metro AG	555,016	5,435,994
Mitsui & Associates Telepark Corp.	10,400	292,062
Mr Price Group Ltd.	164,069	3,234,982
Nitori Holdings Co. Ltd.	36,700	6,313,743
Nojima Co. Ltd.	15,300	377,490
United Arrows Ltd.	8,100	299,324
USS Co. Ltd.	959,100	18,170,751
Via Varejo SA unit	230,600	1,445,875
WH Smith PLC	152,420	3,926,766
		56,384,613
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	75,304	17,043,410
Burberry Group PLC	73,064	2,009,571
Compagnie Financiere Richemont SA Series A	470,206	43,060,536
Descente Ltd.	10,600	204,039
ECLAT Textile Co. Ltd.	63,000	768,818
Gildan Activewear, Inc.	416,707	12,067,984
Hermes International SCA	10,417	7,413,963
Hugo Boss AG	8,633	775,904
Kering SA	31,132	17,822,565
lululemon athletica, Inc. (a)	20,603	2,164,345
LVMH Moet Hennessy - Louis Vuitton SA	66,071	23,005,830
Moncler SpA	62,991	2,891,828
Puma AG (b)	2,313	1,403,383
Seiko Holdings Corp.	20,700	494,547
Shenzhou International Group Holdings Ltd.	306,000	3,561,291
Swatch Group AG (Bearer) (Reg.)	17,022	1,512,050
Titan Co. Ltd. (a)	146,614	1,957,100
		138,157,164

TOTAL CONSUMER DISCRETIONARY		581,847,509

CONSUMER STAPLES - 5.1%
Beverages - 1.1%
Asahi Group Holdings	256,400	13,370,448
Coca-Cola Amatil Ltd.	1,034,900	6,949,871
Coca-Cola West Co. Ltd.	53,325	2,247,508
Diageo PLC	1,566,947	57,574,753
Embotelladoras Arca S.A.B. de CV	413,733	2,482,649
Fever-Tree Drinks PLC	67,302	2,687,616
Heineken Holding NV	135,896	13,233,806
Heineken NV (Bearer)	264,224	26,453,431
ITO EN Ltd.	413,000	16,989,245
Pernod Ricard SA	249,330	41,885,566
Takara Holdings, Inc.	72,600	860,152
		184,735,045
Food & Staples Retailing - 0.4%
AEON Co. Ltd.	34,600	684,662
Bidcorp Ltd.	79,266	1,581,086
Casino Guichard Perrachon SA	26,556	1,148,676
Koninklijke Ahold Delhaize NV	160,384	3,685,064
Kusuri No Aoki Holdings Co. Ltd.	6,900	506,154
Matsumotokiyoshi Holdings Co. Ltd.	19,800	957,375
Metcash Ltd.	297,973	653,492
Seven & i Holdings Co. Ltd.	348,900	15,432,131
Sundrug Co. Ltd.	280,000	12,740,727
Tesco PLC	5,194,503	16,956,085
Tsuruha Holdings, Inc.	14,300	2,128,207
Valor Holdings Co. Ltd.	10,000	241,761
WM Morrison Supermarkets PLC	589,918	1,927,582
Woolworths Group Ltd.	139,998	3,013,159
		61,656,161
Food Products - 1.4%
Ajinomoto Co., Inc.	43,000	819,383
Aryzta AG (b)	502,040	7,482,719
Barry Callebaut AG	717	1,253,441
Britannia Industries Ltd.	34,042	2,990,703
China Mengniu Dairy Co. Ltd.	1,789,000	6,462,525
Danone SA	648,348	49,648,441
Kerry Group PLC Class A	206,940	21,809,377
Lindt & Spruengli AG (participation certificate)	194	1,241,041
M. Dias Branco SA	122,300	1,379,305
Meiji Holdings Co. Ltd.	14,000	1,188,926
Nestle SA (Reg. S)	1,469,357	111,057,623
Nissin Food Holdings Co. Ltd.	74,200	5,524,843
Tingyi (Cayman Islands) Holding Corp.	1,548,000	3,448,461
Toyo Suisan Kaisha Ltd.	433,900	15,495,716
WH Group Ltd. (c)	676,000	692,578
Yakult Honsha Co. Ltd.	42,400	2,790,679
		233,285,761
Household Products - 0.5%
Colgate-Palmolive Co.	502,528	31,704,492
Reckitt Benckiser Group PLC	706,863	54,105,552
Unicharm Corp.	49,300	1,532,227
		87,342,271
Personal Products - 1.0%
Fancl Corp.	42,700	1,974,362
Kao Corp.	598,000	46,189,379
Kobayashi Pharmaceutical Co. Ltd.	273,000	24,116,652
Kose Corp.	54,700	11,901,907
L'Oreal SA (b)	190,385	45,760,306
Milbon Co. Ltd.	17,500	847,773
Noevir Holdings Co. Ltd.	7,400	549,635
Pola Orbis Holdings, Inc.	109,200	5,410,562
Shiseido Co. Ltd.	257,500	20,341,093
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	26,985	1,504,922
(NY Reg.)	49,835	2,779,298
Unilever PLC	182,800	10,078,495
YA-MAN Ltd.	13,200	316,213
		171,770,597
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	1,449,187	74,387,581
Imperial Tobacco Group PLC	417,903	15,055,116
Japan Tobacco, Inc.	911,200	24,549,974
Swedish Match Co. AB	71,257	3,377,377
		117,370,048

TOTAL CONSUMER STAPLES		856,159,883

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Core Laboratories NV (b)	80,620	10,011,392
TechnipFMC PLC (b)	345,600	10,765,440
Tenaris SA	439,251	7,893,907
TGS Nopec Geophysical Co. ASA	58,526	1,967,627
		30,638,366
Oil, Gas & Consumable Fuels - 2.3%
Aker Bp ASA	21,801	796,620
BP PLC	9,073,846	69,398,626
BP PLC sponsored ADR	256,778	11,765,568
Cairn Energy PLC (a)	2,210,478	6,782,056
Caltex Australia Ltd.	336,605	7,489,083
Enagas SA	84,598	2,255,893
Enbridge, Inc.	240,110	7,461,077
Encana Corp.	2,300,774	29,278,707
Eni SpA	1,933,734	35,091,744
Galp Energia SGPS SA Class B	552,825	10,272,622
Gazprom OAO sponsored ADR (Reg. S)	821,429	3,730,931
INPEX Corp.	274,700	3,043,795
JX Holdings, Inc.	2,277,000	14,627,887
Lundin Petroleum AB	65,844	2,087,513
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	155,251	1,462,956
Neste Oyj (a)	48,535	3,950,228
Oil Search Ltd. ADR	1,305,540	8,165,092
OMV AG	50,070	2,879,889
Petroleo Brasileiro SA - Petrobras (ON)	745,500	4,442,111
Repsol SA	137,683	2,624,425
Rosneft Oil Co. OJSC GDR (Reg. S)	104,023	634,540
Royal Dutch Shell PLC:
Class A	506,678	17,621,130
Class A (United Kingdom)	357,439	12,393,164
Class A sponsored ADR	127,235	8,853,011
Class B sponsored ADR	76,956	5,566,227
Class B (United Kingdom)	1,179,280	42,119,530
Showa Shell Sekiyu K.K.	68,900	912,992
Snam Rete Gas SpA	655,389	2,687,768
Statoil ASA (a)	222,098	5,843,756
Statoil ASA sponsored ADR	119,196	3,128,895
Suncor Energy, Inc.	405,892	16,165,558
Tatneft PAO sponsored ADR	2,604	166,656
Total SA	587,309	35,704,790
Total SA sponsored ADR	74,000	4,488,100
		383,892,940

TOTAL ENERGY		414,531,306

FINANCIALS - 6.8%
Banks - 3.2%
AIB Group PLC	1,661,924	9,080,985
Bank of Georgia Group PLC	10,879	270,844
Bankinter SA	642,824	6,195,312
Barclays PLC	20,393,035	53,414,206
BNP Paribas SA (b)	801,673	49,727,610
BOC Hong Kong (Holdings) Ltd.	205,000	1,026,161
CaixaBank SA	2,218,858	9,547,659
Canadian Imperial Bank of Commerce	39,925	3,485,663
Chiba Bank Ltd.	656,600	5,045,184
Commerzbank AG (a)	95,702	978,171
Credicorp Ltd. (United States)	24,819	5,495,423
DBS Group Holdings Ltd.	705,200	14,943,066
DNB ASA	665,161	11,921,736
Erste Group Bank AG	326,977	13,638,768
FinecoBank SpA	311,292	3,112,937
Grupo Financiero Galicia SA sponsored ADR	28,503	1,205,392
HDFC Bank Ltd.	550,919	18,282,134
HSBC Holdings PLC:
(Hong Kong)	941,600	9,039,658
(United Kingdom)	382,000	3,656,567
IndusInd Bank Ltd.	128,455	3,725,157
Industrial & Commercial Bank of China Ltd. (H Shares)	17,208,000	14,213,430
ING Groep NV (Certificaten Van Aandelen)	1,370,760	19,964,725
Intesa Sanpaolo SpA (b)	8,006,523	23,628,367
Intesa Sanpaolo SpA (Risparmio Shares)	519,464	1,563,744
Jyske Bank A/S (Reg.)	194,669	10,609,998
KBC Groep NV	442,423	34,239,607
Lloyds Banking Group PLC	23,082,127	19,360,636
Mebuki Financial Group, Inc.	1,085,400	3,951,081
Mediobanca SpA	650,600	6,136,391
Metro Bank PLC (a)(b)	32,569	1,439,146
Mitsubishi UFJ Financial Group, Inc.	4,956,300	29,877,680
North Pacific Bank Ltd.	966,500	3,207,303
PT Bank Central Asia Tbk	5,682,800	9,283,883
Resona Holdings, Inc.	1,763,400	9,796,669
Sberbank of Russia sponsored ADR	171,329	2,463,711
Shinsei Bank Ltd.	53,000	835,038
Sumitomo Mitsui Financial Group, Inc.	1,000,200	41,235,571
Svenska Handelsbanken AB (A Shares)	1,306,706	14,315,284
Sydbank A/S	108,531	3,682,108
The Hachijuni Bank Ltd.	644,600	2,861,992
The Toronto-Dominion Bank	243,437	14,212,695
Turkiye Is Bankasi A/S Series C	1,670,901	2,199,598
Turkiye Vakiflar Bankasi TAO	1,391,461	1,681,143
UniCredit SpA	2,188,322	36,158,416
Yapi ve Kredi Bankasi A/S (a)	879,812	781,200
Yes Bank Ltd.	828,335	4,252,849
		535,744,898
Capital Markets - 1.1%
3i Group PLC	951,647	12,056,136
Anima Holding SpA (c)	256,070	1,457,278
Azimut Holding SpA (b)	301,255	4,893,571
Banca Generali SpA	130,198	3,165,926
Close Brothers Group PLC	68,799	1,335,286
Daiwa Securities Group, Inc.	2,384,100	13,784,589
Deutsche Borse AG	112,591	15,039,827
Euronext NV (c)	32,365	2,058,295
IG Group Holdings PLC	465,978	5,355,127
Intermediate Capital Group PLC	262,640	4,001,150
Julius Baer Group Ltd.	358,160	20,941,834
London Stock Exchange Group PLC	143,494	8,529,967
Macquarie Group Ltd.	84,800	7,331,983
Nomura Holdings, Inc.	795,100	4,098,375
Partners Group Holding AG	15,841	11,443,580
Platinum Asset Management Ltd.	125,457	575,903
Thomson Reuters Corp.	219,031	8,515,620
TMX Group Ltd.	153,254	9,610,584
Tokai Tokyo Financial Holdings	72,100	477,198
UBS Group AG	3,279,121	49,406,399
		184,078,628
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	521,600	12,178,738
Cembra Money Bank AG	17,346	1,399,155
		13,577,893
Diversified Financial Services - 0.3%
Cerved Information Solutions SpA	283,679	2,969,791
Challenger Ltd.	293,700	2,863,006
EXOR NV	30,600	2,217,922
First Pacific Co. Ltd.	4,012,000	2,016,672
Georgia Capital PLC (a)	29,351	392,206
Groupe Bruxelles Lambert SA	78,700	8,346,624
Investor AB:
(A Shares)	28,185	1,157,557
(B Shares)	131,000	5,430,668
KBC Ancora	17,469	979,446
Kinnevik AB (B Shares)	46,916	1,634,248
ORIX Corp.	930,800	15,628,131
Pargesa Holding SA	18,858	1,648,353
RMB Holdings Ltd.	496,147	2,830,727
Standard Life PLC	1,260,000	5,870,808
Zenkoku Hosho Co. Ltd.	46,700	2,249,465
		56,235,624
Insurance - 2.1%
AEGON NV	233,786	1,455,636
AEGON NV (NY Reg.) (b)	550,542	3,418,866
AIA Group Ltd.	5,100,400	46,553,910
Allianz SE	41,300	8,509,133
Aon PLC	76,100	10,644,107
ASR Nederland NV	27,362	1,157,949
Assicurazioni Generali SpA	189,012	3,215,033
Aviva PLC	7,024,276	47,594,193
AXA SA	343,057	8,595,463
Beazley PLC	225,129	1,789,666
CNP Assurances	41,562	972,733
Dai-ichi Mutual Life Insurance Co.	135,500	2,517,380
Fairfax Financial Holdings Ltd. (sub. vtg.)	27,140	15,238,673
Hiscox Ltd.	1,324,069	26,437,470
Japan Post Holdings Co. Ltd.	393,800	4,504,054
Jardine Lloyd Thompson Group PLC	365,992	5,955,145
Legal & General Group PLC	1,061,403	3,806,813
Manulife Financial Corp.	748,600	14,122,132
MS&AD Insurance Group Holdings, Inc.	516,100	16,374,476
NKSJ Holdings, Inc.	671,500	29,080,810
NN Group NV	153,009	6,575,451
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	995,000	9,693,091
Prudential PLC	1,286,520	30,902,699
QBE Insurance Group Ltd.	174,992	1,254,561
Societa Cattolica Di Assicurazioni SCRL	75,279	646,396
Storebrand ASA (A Shares)	61,705	504,487
Swiss Life Holding AG	5,924	2,019,545
Swiss Re Ltd.	78,117	6,717,345
Talanx AG	124,200	4,788,564
Tokio Marine Holdings, Inc.	81,600	3,913,866
Unipol Gruppo SpA	156,166	665,087
Unipolsai SpA	592,740	1,304,118
Vienna Insurance Group AG	20,776	597,004
Zurich Insurance Group AG	63,164	18,719,459
		340,245,315
Thrifts & Mortgage Finance - 0.0%
Aareal Bank AG	24,871	1,066,487
Deutsche Pfandbriefbank AG	27,296	416,431
Genworth Mortgage Insurance Ltd. (b)	241,072	446,661
		1,929,579

TOTAL FINANCIALS		1,131,811,937

HEALTH CARE - 4.2%
Biotechnology - 0.2%
3SBio, Inc. (c)	863,500	2,460,843
Abcam PLC	99,970	1,614,676
CSL Ltd.	128,143	18,010,379
Genmab A/S (a)	7,976	1,200,161
HUGEL, Inc. (a)	2,705	1,208,260
Wuxi Biologics (Cayman), Inc.	246,500	2,742,589
		27,236,908
Health Care Equipment & Supplies - 0.8%
Ambu A/S Series B	33,134	996,104
ASAHI INTECC Co. Ltd.	111,100	3,993,207
Carl Zeiss Meditec AG	41,454	2,866,515
Dentsply Sirona, Inc.	187,437	8,211,615
Essilor International SA	79,310	10,838,659
Hoya Corp.	60,500	3,599,913
Koninklijke Philips Electronics NV	540,444	22,256,417
Koninklijke Philips Electronics NV rights (a)(b)	540,444	505,445
Mani, Inc.	16,100	753,312
Nihon Kohden Corp.	453,900	12,600,800
Olympus Corp.	22,400	791,501
Smith & Nephew PLC	233,472	4,236,957
Smith & Nephew PLC sponsored ADR	64,234	2,341,972
Sonova Holding AG Class B	25,720	4,488,474
Straumann Holding AG	7,983	5,260,713
Sysmex Corp.	24,100	2,173,287
Terumo Corp.	773,200	45,753,615
Ypsomed Holding AG	3,149	417,268
		132,085,774
Health Care Providers & Services - 0.2%
Alfresa Holdings Corp.	50,600	1,280,524
Fresenius Medical Care AG & Co. KGaA	54,784	5,470,149
Fresenius SE & Co. KGaA	10,841	833,421
Japan Lifeline Co. Ltd.	49,700	1,270,997
Orpea	25,483	3,345,518
Sonic Healthcare Ltd.	715,224	12,743,325
Suzuken Co. Ltd.	7,100	318,500
		25,262,434
Health Care Technology - 0.0%
M3, Inc.	43,300	1,813,039
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	8,296	4,261,494
ICON PLC (a)	29,427	3,795,494
Lonza Group AG	49,305	13,201,741
QIAGEN NV (a)	44,927	1,631,299
		22,890,028
Pharmaceuticals - 2.9%
Allergan PLC	62,400	9,409,920
Astellas Pharma, Inc.	1,296,200	20,072,578
AstraZeneca PLC (United Kingdom)	538,179	39,263,352
Bayer AG	437,585	52,227,418
CSPC Pharmaceutical Group Ltd.	1,700,000	5,284,137
Daiichi Sankyo Kabushiki Kaisha	50,000	1,600,174
Dechra Pharmaceuticals PLC	85,287	3,165,466
Eisai Co. Ltd.	4,400	317,532
GlaxoSmithKline PLC	1,824,054	36,955,059
Ipsen SA	21,868	3,470,420
Kyowa Hakko Kirin Co., Ltd.	17,300	352,557
Merck KGaA	116,840	11,929,928
Mitsubishi Tanabe Pharma Corp.	66,600	1,193,823
Novartis AG	723,192	53,764,106
Novo Nordisk A/S:
Series B	790,403	37,566,639
Series B sponsored ADR	117,800	5,600,212
Ono Pharmaceutical Co. Ltd.	105,900	2,627,909
Otsuka Holdings Co. Ltd.	47,800	2,372,307
Recordati SpA	92,499	3,427,910
Roche Holding AG (participation certificate)	349,161	74,864,250
Rohto Pharmaceutical Co. Ltd.	450,600	14,559,535
Sanofi SA	251,282	19,261,738
Santen Pharmaceutical Co. Ltd.	2,079,700	36,265,946
Shionogi & Co. Ltd.	87,800	4,591,209
Takeda Pharmaceutical Co. Ltd.	998,800	40,603,234
Towa Pharmaceutical Co. Ltd.	9,600	601,848
		481,349,207

TOTAL HEALTH CARE		690,637,390

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.5%
Airbus Group NV	96,950	11,060,422
BAE Systems PLC	863,078	7,326,548
Cobham PLC (a)	11,974,392	19,818,107
Dassault Aviation SA	1,178	2,283,300
Leonardo SpA	230,347	2,349,261
Meggitt PLC	228,972	1,496,656
MTU Aero Engines Holdings AG	51,333	9,703,753
QinetiQ Group PLC	234,119	822,571
Rolls-Royce Holdings PLC	1,892,465	20,711,829
Safran SA	42,888	5,121,619
Senior Engineering Group PLC	325,958	1,353,668
Thales SA	78,616	10,008,567
		92,056,301
Air Freight & Logistics - 0.1%
Deutsche Post AG	162,193	6,151,476
Yamato Holdings Co. Ltd.	527,200	15,095,750
		21,247,226
Airlines - 0.5%
easyJet PLC	80,268	1,823,576
InterGlobe Aviation Ltd. (c)	72,666	1,313,926
Japan Airlines Co. Ltd.	1,253,100	48,587,359
Qantas Airways Ltd.	2,211,409	10,619,601
Ryanair Holdings PLC sponsored ADR (a)	116,306	13,481,028
		75,825,490
Building Products - 0.4%
Asahi Glass Co. Ltd.	49,900	2,035,789
Belimo Holding AG (Reg.)	230	966,112
Compagnie de St. Gobain (b)	63,422	3,178,902
Daikin Industries Ltd.	279,400	32,151,893
Geberit AG (Reg.)	11,896	5,139,323
Kaba Holding AG (B Shares) (Reg.)	1,710	1,335,938
Kingspan Group PLC (Ireland)	42,676	1,975,659
Nichias Corp.	125,000	1,571,908
Toto Ltd.	313,100	16,324,080
		64,679,604
Commercial Services & Supplies - 0.4%
Brambles Ltd.	3,447,474	23,542,584
Edenred SA	31,180	999,850
Edenred SA rights 6/9/18 (a)(b)	31,180	30,983
Pilot Corp.	4,600	243,986
Prosegur Compania de Seguridad SA (Reg.)	63,388	435,730
Rentokil Initial PLC	2,092,478	9,529,884
Ritchie Brothers Auctioneers, Inc.	180,848	6,163,561
Secom Co. Ltd.	231,600	17,220,675
Sohgo Security Services Co., Ltd.	124,100	5,686,800
		63,854,053
Construction & Engineering - 0.2%
Balfour Beatty PLC	4,422,824	17,967,694
Kajima Corp.	186,000	1,513,422
Koninklijke Boskalis Westminster NV	77,100	2,130,762
Koninklijke Boskalis Westminster NV rights (a)(b)	85,400	99,837
Taisei Corp.	53,100	2,909,305
VINCI SA	130,569	12,841,844
Voltas Ltd. (a)	85,812	687,145
		38,150,009
Electrical Equipment - 1.3%
ABB Ltd. (Reg.)	2,230,738	50,465,980
Gamesa Corporacion Tecnologica SA (b)	402,900	6,196,140
Legrand SA	496,759	37,480,708
Melrose Industries PLC	4,977,523	15,615,814
Mitsubishi Electric Corp.	327,600	4,642,671
Nidec Corp.	22,800	3,538,889
Prysmian SpA	204,286	5,683,929
Schneider Electric SA	996,574	86,148,760
		209,772,891
Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	79,266	1,257,795
CK Hutchison Holdings Ltd.	1,018,400	11,467,428
DCC PLC (United Kingdom)	86,700	8,315,623
Nolato AB Series B	20,057	1,742,090
Siemens AG	97,200	12,668,009
Toshiba Corp. (a)	4,551,900	12,803,984
		48,254,929
Machinery - 1.3%
Airtac International Group	109,000	1,871,697
Alfa Laval AB	555,354	13,866,375
Atlas Copco AB:
(A Shares)	245,244	9,732,898
(B Shares)	13,282	480,430
Bodycote PLC	75,821	1,001,375
Fanuc Corp.	40,200	8,504,328
GEA Group AG (b)	659,325	24,279,692
Hitachi Construction Machinery Co. Ltd.	600	21,982
HIWIN Technologies Corp.	155,000	2,196,456
Hoshizaki Corp.	78,100	7,846,973
IHI Corp.	41,200	1,541,820
IMI PLC	1,279,031	19,723,246
Interpump Group SpA	56,131	1,759,927
KION Group AG	29,383	2,388,713
Komatsu Ltd.	493,500	16,101,729
Kone Oyj (B Shares)	6,878	340,525
Kubota Corp.	982,000	16,487,365
Minebea Mitsumi, Inc.	98,500	1,858,852
Misumi Group, Inc.	468,500	13,565,979
Mitsubishi Heavy Industries Ltd.	160,540	6,055,995
Nabtesco Corp.	49,200	1,610,075
Nordson Corp.	110,531	13,886,010
NORMA Group AG	20,753	1,587,902
Rotork PLC	351,531	1,559,406
Schindler Holding AG (participation certificate)	84,731	17,898,736
Spirax-Sarco Engineering PLC	303,227	24,911,259
Wartsila Corp.	211,605	4,473,810
WashTec AG	8,874	812,296
		216,365,851
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	6,000	8,946,095
Kuehne & Nagel International AG	4,935	744,055
		9,690,150
Professional Services - 0.9%
51job, Inc. sponsored ADR (a)	22,292	2,371,869
Adecco SA (Reg.)	42,668	2,559,387
en-japan, Inc.	18,600	918,160
Experian PLC	1,082,866	26,508,538
Hays PLC	909,584	2,218,800
Intertek Group PLC	327,453	23,793,479
Nihon M&A Center, Inc.	120,000	3,949,074
Pagegroup PLC	106,083	747,414
Recruit Holdings Co. Ltd.	144,000	3,990,488
RELX NV	1,586,619	34,594,691
RELX PLC	98,136	2,155,803
SGS SA (Reg.)	10,399	26,894,329
TechnoPro Holdings, Inc.	54,900	3,557,889
Wolters Kluwer NV	204,880	11,506,299
		145,766,220
Road & Rail - 0.7%
Canadian National Railway Co.	88,751	7,409,606
Canadian Pacific Railway Ltd.	117,368	22,630,860
Central Japan Railway Co.	30,600	6,312,205
DSV de Sammensluttede Vognmaend A/S	151,266	12,578,078
East Japan Railway Co.	495,800	48,937,977
Globaltrans Investment PLC GDR (Reg. S)	103,809	1,038,090
Hankyu Hanshin Holdings, Inc.	65,300	2,695,197
Keio Corp.	10,400	481,972
Keisei Electric Railway Co.	61,300	2,074,334
Nippon Express Co. Ltd.	41,300	3,095,320
Sankyu, Inc.	59,680	3,280,658
Seino Holdings Co. Ltd.	75,100	1,415,223
Tobu Railway Co. Ltd.	63,500	1,963,076
Tokyu Corp.	178,000	3,156,312
West Japan Railway Co.	45,900	3,292,361
		120,361,269
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	30,430	1,683,083
Ashtead Group PLC	358,654	11,113,665
Brenntag AG	206,725	11,924,090
Bunzl PLC	229,679	6,991,915
Finning International, Inc.	59,748	1,486,097
Marubeni Corp.	110,600	857,969
Mitsubishi Corp.	27,300	756,660
Mitsui & Co. Ltd.	238,400	4,183,596
Rexel SA	206,600	3,039,601
Sumitomo Corp.	272,500	4,554,824
Toyota Tsusho Corp.	49,800	1,711,092
		48,302,592
Transportation Infrastructure - 0.1%
Aena Sme SA (c)	32,478	6,238,209
Aeroports de Paris	8,091	1,690,285
China Merchants Holdings International Co. Ltd.	3,778,582	8,577,833
Kamigumi Co. Ltd.	77,200	1,690,402
Malaysia Airports Holdings Bhd	2,351,900	4,922,444
		23,119,173

TOTAL INDUSTRIALS		1,177,445,758

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.1%
Nokia Corp. (b)	1,635,682	9,446,239
Telefonaktiebolaget LM Ericsson (B Shares)	1,210,236	8,785,240
		18,231,479
Electronic Equipment & Components - 1.0%
Azbil Corp.	17,100	837,827
China High Precision Automation Group Ltd. (a)(d)	1,073,000	1
Flextronics International Ltd. (a)	339,000	4,708,710
Halma PLC	1,085,628	19,482,924
Hexagon AB (B Shares)	148,552	8,366,588
Hirose Electric Co. Ltd.	114,190	14,874,039
Hitachi High-Technologies Corp.	6,100	278,407
Hitachi Ltd.	3,704,900	26,974,512
Horiba Ltd.	7,100	591,313
Keyence Corp.	39,800	24,450,375
Kyocera Corp.	69,700	4,113,239
Lotes Co. Ltd.	118,000	747,545
OMRON Corp.	301,900	15,901,889
Renishaw PLC	54,870	3,916,955
Samsung SDI Co. Ltd.	19,474	3,614,643
Shimadzu Corp.	188,900	5,218,040
Spectris PLC	417,901	15,505,029
Topcon Corp.	101,400	1,766,356
Venture Corp. Ltd.	103,200	1,626,411
Yokogawa Electric Corp.	387,500	7,044,454
		160,019,257
Internet Software & Services - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	130,842	25,908,024
Baidu.com, Inc. sponsored ADR (a)	148,700	36,068,672
Baozun, Inc. sponsored ADR (a)(b)	37,100	2,274,601
Carsales.com Ltd.	43,424	480,440
Just Eat Holding Ltd. (a)	653,298	7,321,132
NAVER Corp.	12,581	7,791,788
realestate.com.au Ltd.	8,095	525,315
Rightmove PLC	26,772	1,748,149
Scout24 AG (c)	88,225	4,523,696
Shopify, Inc. Class A (a)	39,208	5,815,884
SINA Corp. (a)	23,051	2,093,492
Tencent Holdings Ltd.	377,200	19,256,863
United Internet AG	19,869	1,268,241
Weibo Corp. sponsored ADR (a)(b)	25,213	2,569,457
Wix.com Ltd. (a)	19,455	1,691,612
Yandex NV Series A (a)	63,595	2,131,704
		121,469,070
IT Services - 1.2%
Amadeus IT Holding SA Class A	932,845	74,047,832
Atos Origin SA (b)	20,493	2,783,843
Atos Origin SA rights (a)	20,493	40,727
Bechtle AG	7,258	639,342
Capgemini SA	63,078	8,306,961
Cognizant Technology Solutions Corp. Class A	213,660	16,099,281
Computershare Ltd.	28,676	376,039
EPAM Systems, Inc. (a)	85,894	10,580,423
Fujitsu Ltd.	340,000	2,073,170
IT Holdings Corp.	75,600	3,558,138
MasterCard, Inc. Class A	45,701	8,688,674
Nomura Research Institute Ltd.	674,000	33,952,475
NTT Data Corp.	174,200	1,945,362
OBIC Co. Ltd.	189,500	16,409,340
Otsuka Corp.	94,100	3,888,215
Wirecard AG	79,129	12,224,636
		195,614,458
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	224,734	21,839,650
ASML Holding NV (Netherlands)	36,139	7,094,145
Disco Corp.	5,200	982,305
Infineon Technologies AG	1,428,742	39,267,427
MediaTek, Inc.	546,000	5,670,907
Mellanox Technologies Ltd. (a)	85,213	7,277,190
NVIDIA Corp.	32,664	8,237,534
PixArt Imaging, Inc.	115,000	414,117
Screen Holdings Co. Ltd.	11,300	954,960
Silicon Motion Technology Corp. sponsored ADR (b)	78,800	3,832,044
Siltronic AG	12,585	2,125,955
STMicroelectronics NV (NY Shares) unit	188,100	4,489,947
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,700,588	65,812,756
Texas Instruments, Inc.	192,819	21,578,374
Tokyo Electron Ltd.	38,400	7,165,866
Ulvac, Inc.	58,300	2,596,530
		199,339,707
Software - 1.3%
Altium Ltd.	11,031	174,519
ANSYS, Inc. (a)	133,071	21,663,959
Aveva Group PLC	51,958	1,639,731
Cadence Design Systems, Inc. (a)	819,599	34,791,978
Check Point Software Technologies Ltd. (a)	177,694	17,300,288
Constellation Software, Inc.	6,859	5,402,243
Dassault Systemes SA	247,187	34,720,221
Dassault Systemes SA rights (a)	242,987	164,757
Konami Holdings Corp.	28,600	1,339,786
Micro Focus International PLC	899,789	15,941,117
Nexon Co. Ltd. (a)	26,400	437,068
NICE Systems Ltd. sponsored ADR (a)	16,994	1,797,116
Nintendo Co. Ltd.	39,700	16,250,640
Nintendo Co. Ltd. ADR	7,309	373,051
Sage Group PLC	126,839	1,116,895
SAP SE	517,002	58,238,817
Square Enix Holdings Co. Ltd.	158,300	7,872,436
Trend Micro, Inc.	28,800	1,628,233
Ubisoft Entertainment SA (a)	30,484	3,312,049
WiseTech Global Ltd.	24,193	268,951
		224,433,855
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	101,200	2,121,028
Canon, Inc.	40,200	1,370,799
Canon, Inc. sponsored ADR	67,453	2,296,100
Fujifilm Holdings Corp.	86,900	3,325,338
Logitech International SA (Reg.)	107,842	4,400,776
NEC Corp.	85,400	2,400,745
Ricoh Co. Ltd.	47,700	430,486
Samsung Electronics Co. Ltd.	1,397,841	65,608,719
Seiko Epson Corp.	12,600	220,118
		82,174,109

TOTAL INFORMATION TECHNOLOGY		1,001,281,935

MATERIALS - 3.5%
Chemicals - 2.5%
Air Liquide SA (b)	33,202	4,099,054
Akzo Nobel NV	608,912	53,459,828
Arkema SA	150,587	18,352,559
Asahi Kasei Corp.	469,500	6,418,944
BASF AG	406,641	40,149,735
Covestro AG (c)	113,241	10,318,039
Croda International PLC	403,069	24,979,918
Denki Kagaku Kogyo KK	182,760	6,671,928
Evonik Industries AG	39,288	1,376,970
Frutarom Industries Ltd.	23,123	2,263,813
Givaudan SA	26,701	59,464,991
Johnson Matthey PLC	53,082	2,478,933
Kaneka Corp.	35,000	360,344
Koninklijke DSM NV	28,615	2,849,473
Koninklijke DSM NV rights (a)(b)	28,615	42,485
Kuraray Co. Ltd.	447,400	6,829,087
Lanxess AG	85,400	6,756,959
Linde AG	345,937	79,265,859
Mitsubishi Chemical Holdings Corp.	124,800	1,149,318
Mitsubishi Gas Chemical Co., Inc.	12,000	306,770
Nissan Chemical Industries Co. Ltd.	24,800	1,161,159
Nitto Denko Corp.	136,000	10,634,775
Orica Ltd.	469,038	6,267,725
Pidilite Industries Ltd. (a)	103,831	1,782,512
PTT Global Chemical PCL (For. Reg.)	880,100	2,452,355
Sanyo Chemical Industries Ltd.	13,900	670,819
Shin-Etsu Chemical Co. Ltd.	57,200	5,687,933
Sika AG	2,403	19,187,916
Sumitomo Chemical Co. Ltd.	236,000	1,420,637
Symrise AG	407,006	33,049,788
Synthomer PLC	215,050	1,542,305
Taiyo Nippon Sanso Corp.	101,700	1,508,883
Toray Industries, Inc.	451,600	3,685,255
Victrex PLC	94,304	3,540,252
Wacker Chemie AG	21,176	3,441,057
		423,628,378
Construction Materials - 0.1%
Anhui Conch Cement Co. Ltd. (H Shares)	1,138,000	6,948,796
HeidelbergCement Finance AG	115,100	10,199,470
James Hardie Industries PLC CDI	49,647	832,385
Taiheiyo Cement Corp.	6,400	235,673
		18,216,324
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	443,630	18,359,348
Metals & Mining - 0.7%
Antofagasta PLC	6,993	98,028
ArcelorMittal SA (Netherlands)	381,400	12,350,756
BHP Billiton Ltd.	123,766	3,077,087
BHP Billiton Ltd. sponsored ADR (b)	88,699	4,415,436
BHP Billiton PLC	776,146	17,845,804
BHP Billiton PLC ADR	194,553	8,906,636
Boliden AB	186,623	6,577,968
Glencore Xstrata PLC	2,688,760	13,298,195
Hindustan Zinc Ltd. (a)	184,891	812,583
JFE Holdings, Inc.	29,800	613,171
Nippon Steel & Sumitomo Metal Corp.	200,900	4,193,737
Norsk Hydro ASA	718,912	4,524,240
Rio Tinto Ltd.	73,298	4,599,161
Rio Tinto PLC	389,697	21,979,410
Rio Tinto PLC sponsored ADR	76,785	4,353,710
South32 Ltd.	343,989	967,727
Vale SA	233,400	3,173,170
Vale SA sponsored ADR	410,148	5,578,013
		117,364,832
Paper & Forest Products - 0.1%
Oji Holdings Corp.	459,000	3,004,395
Portucel Industrial Empresa Produtora de Celulosa SA	168,877	1,054,253
Stora Enso Oyj (R Shares)	95,526	1,954,865
Suzano Papel e Celulose SA	141,500	1,637,639
Svenska Cellulosa AB (SCA) (B Shares)	157,076	1,739,768
UPM-Kymmene Corp.	43,478	1,596,506
		10,987,426

TOTAL MATERIALS		588,556,308

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	171,047	2,114,646
British Land Co. PLC	1,008,000	9,085,097
Link (REIT)	433,500	3,819,424
Segro PLC	622,133	5,413,755
		20,432,922
Real Estate Management & Development - 1.0%
Cheung Kong Property Holdings Ltd.	2,126,600	17,676,778
China Overseas Land and Investment Ltd.	1,806,000	6,000,942
Deutsche Wohnen AG (Bearer)	705,672	33,105,879
Fabege AB	147,270	1,737,028
Grand City Properties SA	609,153	14,954,737
Hongkong Land Holdings Ltd.	131,200	952,512
Hysan Development Co. Ltd.	56,000	323,071
Kerry Properties Ltd.	34,000	181,323
LEG Immobilien AG	259,421	28,435,169
Nexity	23,364	1,360,221
Savills PLC	185,454	2,377,813
Swire Properties Ltd.	93,800	367,290
TAG Immobilien AG	359,566	7,578,922
Vonovia SE	830,930	39,205,652
Vonovia SE rights (a)	914,849	1,411,746
		155,669,083

TOTAL REAL ESTATE		176,102,005

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom Sau (c)	362,574	9,202,155
Com Hem Holding AB	306,125	5,178,970
Inmarsat PLC	1,129,600	5,625,120
Nippon Telegraph & Telephone Corp.	178,000	8,315,609
Nippon Telegraph & Telephone Corp. sponsored ADR	32,884	1,530,421
Telenor ASA	72,668	1,496,840
		31,349,115
Wireless Telecommunication Services - 1.4%
Advanced Info Service PCL (For. Reg.)	1,201,700	7,147,170
China Mobile Ltd.	5,852,417	52,393,149
KDDI Corp.	3,120,100	84,159,939
SK Telecom Co. Ltd.	158,676	32,567,736
SoftBank Corp.	255,700	18,144,509
Vodafone Group PLC	13,619,118	34,802,895
Vodafone Group PLC sponsored ADR	47,391	1,228,849
		230,444,247

TOTAL TELECOMMUNICATION SERVICES		261,793,362

UTILITIES - 1.0%
Electric Utilities - 0.4%
Chubu Electric Power Co., Inc.	127,700	1,975,636
CLP Holdings Ltd.	742,000	7,790,715
DONG Energy A/S (c)	106,369	6,373,803
Enel SpA	1,511,936	8,309,344
Iberdrola SA	1,387,967	9,852,444
Kansai Electric Power Co., Inc.	104,500	1,501,622
Red Electrica Corporacion SA	192,663	3,761,621
Scottish & Southern Energy PLC	1,637,536	29,746,818
Shikoku Electric Power Co., Inc.	73,600	962,750
Tokyo Electric Power Co., Inc. (a)	414,800	1,965,457
		72,240,210
Gas Utilities - 0.1%
APA Group unit	1,082,327	7,112,850
China Resource Gas Group Ltd.	1,904,000	7,202,478
Gas Natural SDG SA	105,466	2,587,963
Infraestructura Energetica Nova S.A.B. de CV	115,300	481,788
Rubis	33,136	2,337,817
Tokyo Gas Co. Ltd.	112,800	3,067,335
		22,790,231
Multi-Utilities - 0.4%
E.ON AG	733,503	7,770,173
ENGIE (b)	1,873,985	29,652,236
National Grid PLC	900,500	9,975,265
Veolia Environnement SA (b)	551,600	12,522,948
		59,920,622
Water Utilities - 0.1%
Guangdong Investment Ltd.	5,274,400	8,853,514

TOTAL UTILITIES		163,804,577

TOTAL COMMON STOCKS
(Cost $5,480,472,243)		7,043,971,970

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)	27,267	2,010,769
Volkswagen AG	306,392	57,646,707
		59,657,476
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Ambev SA sponsored ADR	908,556	4,779,005
Household Products - 0.3%
Henkel AG & Co. KGaA	358,730	44,306,790

TOTAL CONSUMER STAPLES		49,085,795

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	34,515	352,053
sponsored ADR	334,366	3,965,581
		4,317,634
FINANCIALS - 0.0%
Banks - 0.0%
Banco Bradesco SA:
(PN)	122,320	958,117
(PN) sponsored ADR	217,921	1,710,680
Itau Unibanco Holding SA	107,670	1,242,641
		3,911,438
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR	436,500	10,502,190
Rolls-Royce Holdings PLC Series C (a)	116,286,924	154,586
		10,656,776
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	62,457	3,275,469
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $103,825,736)		130,904,588

Equity Funds - 53.0%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,065	589,301
Europe Stock Funds - 1.7%
iShares MSCI Europe Financials ETF (b)	3,762,010	80,770,355
iShares MSCI Spain Capped ETF (b)	2,248,887	68,613,542
WisdomTree Europe Hedged Equity ETF (b)	1,915,480	125,004,225
WisdomTree Europe SmallCap Dividend Fund ETF	73,276	5,062,639

TOTAL EUROPE STOCK FUNDS		279,450,761

Foreign Large Blend Funds - 22.1%
Artisan International Value Fund Investor Class	17,882,973	658,629,901
Dodge & Cox International Stock Fund	65	2,857
Fidelity SAI International Index Fund (e)	7,857,025	96,248,552
Harbor International Fund Institutional Class	6,062,110	407,737,515
Janus Henderson International Opportunities Fund	12,672,544	365,476,181
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	38,707,362	678,152,985
Oakmark International Fund Investor Class	25,524,844	692,999,514
T. Rowe Price Overseas Stock Fund I Class	68,527,324	770,247,118

TOTAL FOREIGN LARGE BLEND FUNDS		3,669,494,623

Foreign Large Growth Funds - 18.1%
American Funds EuroPacific Growth Fund Class F-1	883,237	49,620,238
Fidelity Diversified International Fund (e)	18,057,809	712,922,297
Fidelity International Discovery Fund (e)	26,437,740	1,193,135,167
Fidelity Overseas Fund (e)	9,859,999	495,957,957
JOHCM International Select Fund Class II Shares	14,219,349	339,558,059
Oppenheimer International Growth Fund Class I	5,002,572	218,712,443

TOTAL FOREIGN LARGE GROWTH FUNDS		3,009,906,161

Foreign Large Value Funds - 1.8%
Pear Tree Polaris Foreign Value Fund Institutional Shares	13,859,861	305,748,530
Foreign Small Mid Blend Funds - 1.4%
Franklin International Small Cap Growth Fund Class A	322,227	6,318,872
iShares MSCI EAFE Small-Cap ETF	3,098,335	201,329,808
Victory Trivalent International Small Cap Fund Class Y	1,444,782	21,281,634

TOTAL FOREIGN SMALL MID BLEND FUNDS		228,930,314

Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (e)	1,088,486	21,432,281
Oberweis International Opportunities Fund	377,125	9,718,501
T. Rowe Price International Discovery Fund	41	3,024
Wasatch International Growth Fund Investor Class	74	2,693

TOTAL FOREIGN SMALL MID GROWTH FUNDS		31,156,499

Foreign Small Mid Value Funds - 0.2%
Brandes International Small Cap Equity Fund Class A	493,852	6,336,127
Transamerica International Small Cap Value Fund	1,473,887	21,017,627

TOTAL FOREIGN SMALL MID VALUE FUNDS		27,353,754

Sector Funds - 0.2%
SPDR Dow Jones International Real Estate ETF (b)	814,655	32,569,907
Victory Global Natural Resources Fund Class A (a)	68	1,597
Voya International Real Estate Fund Class A	622,377	5,315,100

TOTAL SECTOR FUNDS		37,886,604

Other - 7.3%
Fidelity Advisor Japan Fund Class I (e)	3,365,731	52,640,034
Fidelity Japan Smaller Companies Fund (e)	6,077,313	115,955,141
iShares MSCI Australia ETF (b)	5,784,157	130,548,423
iShares MSCI Japan ETF	13,732,168	820,359,716
Matthews Japan Fund Investor Class	159	3,930
WisdomTree Japan Hedged Equity ETF (b)	1,571,820	87,267,446
WisdomTree Japan SmallCap Dividend ETF	62,820	5,032,510

TOTAL OTHER		1,211,807,200

TOTAL EQUITY FUNDS
(Cost $6,426,672,767)		8,802,323,747
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% to 1.9% 6/7/18 to 8/30/18 (f)
(Cost $19,370,797)	19,440,000	19,370,977
	Shares	Value

Money Market Funds - 4.8%
Fidelity Securities Lending Cash Central Fund 1.76% (g)(h)	249,125,594	249,150,507
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (i)	536,896,898	536,896,898
TOTAL MONEY MARKET FUNDS
(Cost $786,047,405)		786,047,405
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $12,816,388,948)		16,782,618,687
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(181,657,737)
NET ASSETS - 100%		$16,600,960,950

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	2,255	June 2018	$249,177,500	$8,841,720	$8,841,720
ICE E-mini MSCI EAFE Index Contracts (United States)	1,637	June 2018	162,635,950	(1,239,646)	(1,239,646)
TOTAL FUTURES CONTRACTS					$7,602,074

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,226,393 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,370,977.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$1,160,905
Total	$1,160,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$53,683,410	$--	$--	$--	$--	$(1,043,376)	$52,640,034
Fidelity Diversified International Fund	734,987,321	--	14,028,667	--	599,149	(8,635,506)	712,922,297
Fidelity International Discovery Fund	1,226,165,920	--	15,434,400	--	233,702	(17,830,055)	1,193,135,167
Fidelity International Small Cap Opportunities Fund	21,702,707	1,691	--	--	--	(272,117)	21,432,281
Fidelity Japan Smaller Companies Fund	117,656,789	--	--	--	--	(1,701,648)	115,955,141
Fidelity Overseas Fund	504,168,911	--	4,920,067	--	1,075,163	(4,366,050)	495,957,957
Fidelity SAI International Index Fund	100,977,995	97,432,619	100,000,000	--	1,524,880	(3,686,942)	96,248,552
Total	$2,759,343,053	$97,434,310	$134,383,134	$--	$3,432,894	$(37,535,694)	$2,688,291,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$641,504,985	$443,892,273	$197,612,712	$--
Consumer Staples	905,245,678	395,892,514	509,353,164	--
Energy	418,848,940	180,041,375	238,807,565	--
Financials	1,135,723,375	552,475,527	583,247,848	--
Health Care	690,637,390	204,627,288	486,010,102	--
Industrials	1,188,102,534	689,307,777	498,794,757	--
Information Technology	1,001,281,935	772,148,568	229,133,366	1
Materials	591,831,777	441,501,639	150,330,138	--
Real Estate	176,102,005	147,733,177	28,368,828	--
Telecommunication Services	261,793,362	31,409,525	230,383,837	--
Utilities	163,804,577	81,859,864	81,944,713	--
Equity Funds	8,802,323,747	8,802,323,747	--	--
Other Short-Term Investments and Net Other Assets	19,370,977	--	19,370,977	--
Money Market Funds	786,047,405	786,047,405	--	--
Total Investments in Securities:	$16,782,618,687	$13,529,260,679	$3,253,358,007	$1
Derivative Instruments:
Assets
Futures Contracts	$8,841,720	$8,841,720	$--	$--
Total Assets	$8,841,720	$8,841,720	$--	$--
Liabilities
Futures Contracts	$(1,239,646)	$(1,239,646)	$--	$--
Total Liabilities	$(1,239,646)	$(1,239,646)	$--	$--
Total Derivative Instruments:	$7,602,074	$7,602,074	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,015,182,439

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Fidelity® International Fund (formerly Strategic Advisers International II Fund)

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2018

SIL-QTLY-0718
1.912844.107

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 12.9%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Bridgestone Corp.	78,200	$3,129,661
Automobiles - 0.3%
Honda Motor Co. Ltd.	202,300	6,420,018
Isuzu Motors Ltd.	179,800	2,400,003
Subaru Corp.	76,500	2,332,941
Suzuki Motor Corp.	36,700	2,103,045
		13,256,007
Hotels, Restaurants & Leisure - 0.2%
Accor SA	56,585	3,096,514
Carnival PLC	35,512	2,275,498
Melco Crown Entertainment Ltd. sponsored ADR	126,300	4,124,958
Playtech Ltd.	113,475	1,179,330
		10,676,300
Household Durables - 0.2%
Iida Group Holdings Co. Ltd.	75,000	1,433,332
Panasonic Corp.	331,300	4,492,258
Sony Corp.	91,800	4,331,023
		10,256,613
Internet & Direct Marketing Retail - 0.0%
Start Today Co. Ltd.	36,800	1,280,397
Media - 0.2%
ProSiebenSat.1 Media AG	61,235	1,800,398
Telenet Group Holding NV (a)	35,039	1,772,031
Vivendi SA	226,876	5,707,736
WPP PLC	124,959	2,059,337
		11,339,502
Multiline Retail - 0.0%
B&M European Value Retail S.A.	101,564	544,107
Specialty Retail - 0.1%
Nitori Holdings Co. Ltd.	8,600	1,479,515
USS Co. Ltd.	48,400	916,968
		2,396,483
Textiles, Apparel & Luxury Goods - 0.2%
Kering SA	8,675	4,966,297
Puma AG	2,615	1,586,617
Swatch Group AG (Bearer)	4,670	2,265,822
		8,818,736

TOTAL CONSUMER DISCRETIONARY		61,697,806

CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	79,529	7,458,558
Asahi Group Holdings	54,500	2,842,002
Coca-Cola European Partners PLC	38,900	1,477,033
Coca-Cola West Co. Ltd.	26,600	1,121,120
Pernod Ricard SA	24,375	4,094,817
		16,993,530
Food & Staples Retailing - 0.1%
Tesco PLC	908,149	2,964,413
Food Products - 0.1%
Danone SA	38,911	2,979,681
WH Group Ltd. (b)	3,291,000	3,371,710
		6,351,391
Household Products - 0.1%
Essity AB Class B	103,536	2,629,754
Personal Products - 0.5%
Kao Corp.	60,300	4,657,558
Kose Corp.	5,000	1,087,926
Shiseido Co. Ltd.	33,400	2,638,417
Unilever NV (Certificaten Van Aandelen) (Bearer)	157,905	8,806,178
Unilever PLC	96,593	5,325,558
		22,515,637
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	178,524	9,163,737
Imperial Tobacco Group PLC	54,799	1,974,155
		11,137,892

TOTAL CONSUMER STAPLES		62,592,617

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
John Wood Group PLC	98,785	880,631
Tenaris SA	83,867	1,507,198
		2,387,829
Oil, Gas & Consumable Fuels - 0.8%
BP PLC	1,727,484	13,212,150
Lundin Petroleum AB	184,836	5,860,025
Royal Dutch Shell PLC:
Class A (United Kingdom)	229,618	7,961,341
Class B (United Kingdom)	14,045	501,636
Statoil ASA (a)	268,476	7,064,035
Total SA	61,271	3,724,901
		38,324,088

TOTAL ENERGY		40,711,917

FINANCIALS - 2.9%
Banks - 1.5%
Banco Santander SA (Spain)	421,067	2,289,934
Bankinter SA	307,345	2,962,083
BNP Paribas SA	50,120	3,108,933
BOC Hong Kong (Holdings) Ltd.	855,500	4,282,345
CaixaBank SA	373,821	1,608,537
Commerzbank AG (a)	144,744	1,479,429
Danske Bank A/S	115,360	3,830,445
DBS Group Holdings Ltd.	206,900	4,384,175
Erste Group Bank AG	78,794	3,286,632
Hang Seng Bank Ltd.	67,700	1,687,902
Intesa Sanpaolo SpA	913,603	2,696,170
KBC Groep NV	61,107	4,729,139
Lloyds Banking Group PLC	3,842,668	3,223,121
Mitsubishi UFJ Financial Group, Inc.	1,195,100	7,204,329
Nordea Bank AB	396,118	3,808,870
Societe Generale Series A (c)	126,027	5,429,916
Standard Chartered PLC (United Kingdom)	830,294	8,328,908
Swedbank AB (A Shares)	122,351	2,542,996
Unicaja Banco SA	910,000	1,572,349
United Overseas Bank Ltd.	231,803	4,872,044
		73,328,257
Capital Markets - 0.3%
Amundi SA (b)	12,464	911,273
Credit Suisse Group AG	313,243	4,802,797
Macquarie Group Ltd.	79,436	6,868,200
St. James's Place Capital PLC	110,702	1,754,168
		14,336,438
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	53,900	1,258,501
Diversified Financial Services - 0.3%
Challenger Ltd.	295,452	2,880,085
ORIX Corp.	354,400	5,950,376
Standard Life PLC	818,620	3,814,255
Wendel SA	11,482	1,516,803
		14,161,519
Insurance - 0.8%
AIA Group Ltd.	490,400	4,476,127
Allianz SE	27,128	5,589,243
Aviva PLC	109,794	743,928
Dai-ichi Mutual Life Insurance Co.	36,700	681,829
Direct Line Insurance Group PLC	232,187	1,103,452
Insurance Australia Group Ltd.	644,597	3,963,184
Muenchener Rueckversicherungs AG	17,936	3,686,934
Prudential PLC	214,278	5,147,039
QBE Insurance Group Ltd.	404,451	2,899,610
Sony Financial Holdings, Inc.	93,500	1,711,839
Swiss Re Ltd.	30,498	2,622,548
Tokio Marine Holdings, Inc.	66,500	3,189,609
Zurich Insurance Group AG	16,608	4,921,993
		40,737,335

TOTAL FINANCIALS		143,822,050

HEALTH CARE - 1.4%
Biotechnology - 0.2%
CSL Ltd.	38,468	5,406,641
Shire PLC	74,432	4,063,852
		9,470,493
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	48,400	2,879,930
Koninklijke Philips Electronics NV	100,700	4,147,000
Koninklijke Philips Electronics NV rights (a)	111,949	104,699
		7,131,629
Health Care Providers & Services - 0.0%
Fresenius Medical Care AG & Co. KGaA	16,229	1,620,456
Life Sciences Tools & Services - 0.1%
Lonza Group AG	11,882	3,181,484
Morphosys AG (a)	10,776	1,121,824
Morphosys AG sponsored ADR	61,700	1,634,433
		5,937,741
Pharmaceuticals - 0.9%
AstraZeneca PLC (United Kingdom)	136,456	9,955,275
Chugai Pharmaceutical Co. Ltd.	28,600	1,608,839
Ipsen SA	19,144	3,038,125
Novartis AG	128,803	9,575,573
Roche Holding AG (participation certificate)	45,413	9,737,085
Sanofi SA	71,499	5,480,675
Santen Pharmaceutical Co. Ltd.	67,400	1,175,326
Shionogi & Co. Ltd.	27,400	1,432,792
Takeda Pharmaceutical Co. Ltd.	70,100	2,849,706
		44,853,396

TOTAL HEALTH CARE		69,013,715

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
BAE Systems PLC	334,544	2,839,897
MTU Aero Engines Holdings AG	8,594	1,624,570
Rolls-Royce Holdings PLC	239,183	2,617,706
		7,082,173
Air Freight & Logistics - 0.1%
Deutsche Post AG	74,875	2,839,776
Building Products - 0.2%
Asahi Glass Co. Ltd.	71,300	2,908,853
Compagnie de St. Gobain	73,045	3,661,236
Daikin Industries Ltd.	22,500	2,589,182
		9,159,271
Construction & Engineering - 0.3%
Bouygues SA	74,486	3,443,059
Eiffage SA	25,427	2,865,532
Taisei Corp.	36,600	2,005,284
VINCI SA	74,788	7,355,619
		15,669,494
Electrical Equipment - 0.2%
Nidec Corp.	22,100	3,430,239
Schneider Electric SA	44,560	3,851,986
		7,282,225
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	352,448	3,968,649
Toshiba Corp. (a)	1,056,000	2,970,410
		6,939,059
Machinery - 0.5%
Alfa Laval AB	145,388	3,630,125
CNH Industrial NV	236,590	2,771,387
Fanuc Corp.	7,200	1,523,163
Makita Corp.	26,400	1,179,427
Minebea Mitsumi, Inc.	133,300	2,515,583
Mitsubishi Heavy Industries Ltd.	44,600	1,682,430
SMC Corp.	6,400	2,437,395
Sumitomo Heavy Industries Ltd.	48,900	1,719,614
The Weir Group PLC	51,034	1,486,419
Volvo AB (B Shares)	153,487	2,641,046
Wartsila Corp.	59,136	1,250,269
		22,836,858
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,506	2,245,470
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	87,200	2,416,462
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	52,015	1,611,797
Bunzl PLC	55,604	1,692,703
Itochu Corp.	322,000	6,025,194
Rexel SA	94,391	1,388,727
Wolseley PLC	36,856	2,862,260
		13,580,681
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	69,400	1,519,610

TOTAL INDUSTRIALS		91,571,079

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.2%
Hitachi High-Technologies Corp.	13,900	634,403
Hitachi Ltd.	489,000	3,560,295
Keyence Corp.	7,100	4,361,750
TDK Corp.	30,800	2,752,230
		11,308,678
Internet Software & Services - 0.0%
DeNA Co. Ltd.	82,500	1,582,598
IT Services - 0.3%
Amadeus IT Holding SA Class A	65,591	5,206,515
Atos Origin SA	10,842	1,472,816
Atos Origin SA rights (a)	10,842	21,547
Capgemini SA	30,971	4,078,679
Wirecard AG	15,127	2,336,970
		13,116,527
Semiconductors & Semiconductor Equipment - 0.2%
ASM Pacific Technology Ltd.	143,000	1,865,482
ASML Holding NV (Netherlands)	17,328	3,401,515
Renesas Electronics Corp. (a)	163,100	1,622,229
Tokyo Electron Ltd.	14,500	2,705,861
		9,595,087
Software - 0.3%
Micro Focus International PLC	107,141	1,898,164
Nintendo Co. Ltd.	7,200	2,947,219
SAP SE	73,034	8,227,074
Trend Micro, Inc.	29,100	1,645,194
		14,717,651

TOTAL INFORMATION TECHNOLOGY		50,320,541

MATERIALS - 1.2%
Chemicals - 0.6%
Air Liquide SA (c)	21,565	2,662,373
BASF AG	70,919	7,002,194
JSR Corp.	150,100	2,930,665
K&S AG	106,312	2,846,105
Linde AG	15,993	3,664,537
Mitsui Chemicals, Inc.	100,300	2,889,464
Shin-Etsu Chemical Co. Ltd.	19,700	1,958,956
Umicore SA	62,890	3,558,443
Yara International ASA	52,207	2,151,393
		29,664,130
Construction Materials - 0.1%
CRH PLC	101,411	3,741,848
James Hardie Industries PLC CDI	71,759	1,203,116
		4,944,964
Metals & Mining - 0.5%
BHP Billiton Ltd.	245,830	6,111,860
BHP Billiton PLC	277,768	6,386,676
Glencore Xstrata PLC	972,897	4,811,799
Randgold Resources Ltd.	12,363	982,851
Rio Tinto PLC	68,276	3,850,854
South32 Ltd.	431,296	1,213,343
		23,357,383

TOTAL MATERIALS		57,966,477

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Aedas Homes SAU (b)	33,682	1,248,217
Mirvac Group unit	1,680,040	2,922,220
		4,170,437
Real Estate Management & Development - 0.3%
Henderson Land Development Co. Ltd.	458,600	3,006,026
Lendlease Group unit	279,176	3,964,962
Mitsui Fudosan Co. Ltd.	165,500	4,138,275
Sino Land Ltd.	1,340,718	2,310,396
Vonovia SE	64,596	3,047,824
Vonovia SE rights (a)	64,596	99,681
		16,567,164

TOTAL REAL ESTATE		20,737,601

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	380,681	5,897,217
HKT Trust/HKT Ltd. unit	1,576,000	1,976,573
Iliad SA	12,079	2,046,832
Nippon Telegraph & Telephone Corp.	162,100	7,572,810
Spark New Zealand Ltd.	512,926	1,313,741
Telefonica Deutschland Holding AG	352,863	1,491,652
		20,298,825
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	81,900	5,811,636

TOTAL TELECOMMUNICATION SERVICES		26,110,461

UTILITIES - 0.2%
Electric Utilities - 0.1%
Fortum Corp.	250,769	5,895,478
Multi-Utilities - 0.1%
E.ON AG	486,318	5,151,683

TOTAL UTILITIES		11,047,161

TOTAL COMMON STOCKS
(Cost $570,000,234)		635,591,425

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	41,107	3,031,381
Volkswagen AG	23,701	4,459,270
		7,490,651
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC Series C (a)	16,981,993	22,575
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,502,383)		7,513,226

Equity Funds - 77.3%
Foreign Large Blend Funds - 9.5%
Fidelity Pacific Basin Fund (d)	4,465,330	158,251,294
Fidelity SAI International Minimum Volatility Index Fund (d)	28,304,869	311,636,606

TOTAL FOREIGN LARGE BLEND FUNDS		469,887,900

Foreign Large Growth Funds - 52.7%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	77,284,361
Fidelity Diversified International Fund (d)	17,156,471	677,337,472
Fidelity International Capital Appreciation Fund (d)	22,961,894	486,103,286
Fidelity International Discovery Fund (d)	15,797,387	712,936,063
Fidelity Overseas Fund (d)	12,966,604	652,220,190

TOTAL FOREIGN LARGE GROWTH FUNDS		2,605,881,372

Foreign Large Value Funds - 4.5%
Fidelity International Value Fund (d)	25,377,058	222,049,257
Foreign Small Mid Growth Funds - 1.3%
Fidelity International Small Cap Opportunities Fund (d)	3,308,085	65,136,202
Sector Funds - 1.3%
Fidelity Advisor International Real Estate Fund Class I (d)	5,330,490	62,420,035
Other - 8.0%
Fidelity Advisor Japan Fund Class I (d)	7,778,372	121,653,732
Fidelity Japan Smaller Companies Fund (d)	2,311,829	44,109,702
Fidelity SAI International Value Index Fund (d)	23,127,184	228,265,306

TOTAL OTHER		394,028,740

TOTAL EQUITY FUNDS
(Cost $3,233,333,146)		3,819,403,506

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.64% to 1.9% 6/7/18 to 8/30/18 (e)
(Cost $20,447,038)	20,500,000	20,447,206

Money Market Funds - 9.3%
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	2,448,715	2,448,960
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (h)	455,671,736	455,671,736
TOTAL MONEY MARKET FUNDS
(Cost $458,120,696)		458,120,696
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,288,403,497)		4,941,076,059
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,022,678
NET ASSETS - 100%		$4,943,098,737

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,026	June 2018	$113,373,000	$4,022,884	$4,022,884
ICE E-mini MSCI EAFE Index Contracts (United States)	3,283	June 2018	326,166,050	(6,048,567)	(6,048,567)
TOTAL FUTURES CONTRACTS					$(2,025,683)

The notional amount of futures purchased as a percentage of Net Assets is 8.9%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,531,200 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,357,629.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$38,581
Total	$38,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$60,820,888	$--	$--	$--	$--	$1,599,147	$62,420,035
Fidelity Advisor Japan Fund Class I	124,065,027	--	--	--	--	(2,411,295)	121,653,732
Fidelity Advisor Overseas Fund Class I	77,776,422	--	--	--	--	(492,061)	77,284,361
Fidelity Diversified International Fund	652,480,434	32,000,000	--	--	--	(7,142,962)	677,337,472
Fidelity International Capital Appreciation Fund	461,020,348	25,000,000	--	--	--	82,938	486,103,286
Fidelity International Discovery Fund	673,601,639	49,000,000	--	--	--	(9,665,576)	712,936,063
Fidelity International Small Cap Opportunities Fund	65,963,223	--	--	--	--	(827,021)	65,136,202
Fidelity International Value Fund	259,342,379	--	30,000,000	--	(7,999,216)	706,094	222,049,257
Fidelity Japan Smaller Companies Fund	44,757,015	--	--	--	--	(647,313)	44,109,702
Fidelity Overseas Fund	656,499,169	--	--	--	--	(4,278,979)	652,220,190
Fidelity Pacific Basin Fund	159,456,934	--	--	--	--	(1,205,640)	158,251,294
Fidelity SAI International Minimum Volatility Index Fund	301,326,863	9,000,000	--	--	--	1,309,743	311,636,606
Fidelity SAI International Value Index Fund	163,947,749	70,000,000	--	--	--	(5,682,443)	228,265,306
Total	$3,701,058,090	$185,000,000	$30,000,000	$--	$(7,999,216)	$(28,655,368)	$3,819,403,506

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$69,188,457	$37,844,275	$31,344,182	$--
Consumer Staples	62,592,617	12,384,805	50,207,812	--
Energy	40,711,917	13,804,691	26,907,226	--
Financials	143,822,050	83,255,826	60,566,224	--
Health Care	69,013,715	15,360,978	53,652,737	--
Industrials	91,593,654	42,488,786	49,104,868	--
Information Technology	50,320,541	19,734,909	30,585,632	--
Materials	57,966,477	22,379,401	35,587,076	--
Real Estate	20,737,601	11,282,904	9,454,697	--
Telecommunication Services	26,110,461	4,852,225	21,258,236	--
Utilities	11,047,161	5,895,478	5,151,683	--
Equity Funds	3,819,403,506	3,819,403,506	--	--
Other Short-Term Investments and Net Other Assets	20,447,206	--	20,447,206	--
Money Market Funds	458,120,696	458,120,696	--	--
Total Investments in Securities:	$4,941,076,059	$4,546,808,480	$394,267,579	$--
Derivative Instruments:
Assets
Futures Contracts	$4,022,884	$4,022,884	$--	$--
Total Assets	$4,022,884	$4,022,884	$--	$--
Liabilities
Futures Contracts	$(6,048,567)	$(6,048,567)	$--	$--
Total Liabilities	$(6,048,567)	$(6,048,567)	$--	$--
Total Derivative Instruments:	$(2,025,683)	$(2,025,683)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$240,658,817

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Multi-Manager Fund

May 31, 2018

STG-QTLY-0718
1.938047.106

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.6%
Brembo SpA	1,088	$15,568
Bridgestone Corp.	1,900	76,040
Compagnie Plastic Omnium	360	16,632
Koito Manufacturing Co. Ltd.	3,300	242,984
Valeo SA	1,308	83,062
		434,286
Automobiles - 0.6%
Ferrari NV	477	62,177
Honda Motor Co. Ltd.	4,300	136,461
Isuzu Motors Ltd.	3,900	52,058
Subaru Corp.	1,600	48,794
Suzuki Motor Corp.	1,800	103,147
		402,637
Hotels, Restaurants & Leisure - 2.0%
Accor SA	1,023	55,982
Aristocrat Leisure Ltd.	3,280	74,514
Carnival PLC	5,513	353,256
China Lodging Group Ltd. ADR	836	36,792
Compass Group PLC	16,703	359,152
Galaxy Entertainment Group Ltd.	16,000	140,222
Greggs PLC	1,024	14,375
Kindred Group PLC (depositary receipt)	2,093	26,533
Melco Crown Entertainment Ltd. sponsored ADR	2,500	81,650
Paddy Power Betfair PLC	594	71,936
Playtech Ltd.	2,745	28,528
Yum China Holdings, Inc.	2,316	91,019
		1,333,959
Household Durables - 0.5%
Husqvarna AB (B Shares)	1,576	15,490
Iida Group Holdings Co. Ltd.	1,600	30,578
Panasonic Corp.	6,000	81,357
Sony Corp.	1,900	89,640
Techtronic Industries Co. Ltd.	19,500	116,004
		333,069
Internet & Direct Marketing Retail - 0.2%
Ctrip.com International Ltd. ADR (a)	931	41,979
MakeMyTrip Ltd. (a)	784	27,440
Start Today Co. Ltd.	1,500	52,190
		121,609
Leisure Products - 0.0%
Technogym SpA (b)	1,409	16,505
Media - 0.5%
ProSiebenSat.1 Media AG	1,480	43,514
Publicis Groupe SA	1	70
Telenet Group Holding NV (a)	693	35,047
Vivendi SA	4,814	121,110
WPP PLC	9,064	149,376
		349,117
Multiline Retail - 0.1%
B&M European Value Retail S.A.	3,143	16,838
Dollarama, Inc.	407	46,975
		63,813
Specialty Retail - 0.8%
Chow Tai Fook Jewellery Group Ltd.	17,400	23,751
Dufry AG	424	57,840
Esprit Holdings Ltd. (a)	44,250	14,236
Hotel Shilla Co.	210	24,107
Mr Price Group Ltd.	1,719	33,894
Nitori Holdings Co. Ltd.	600	103,222
USS Co. Ltd.	10,300	195,140
Via Varejo SA unit	2,400	15,048
WH Smith PLC	1,588	40,911
		508,149
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	498	112,711
Compagnie Financiere Richemont SA Series A	2,676	245,063
ECLAT Textile Co. Ltd.	1,000	12,203
Gildan Activewear, Inc.	3,690	106,864
Hermes International SCA	109	77,577
Kering SA	511	292,539
lululemon athletica, Inc. (a)	217	22,796
LVMH Moet Hennessy - Louis Vuitton SA	644	224,240
Moncler SpA	661	30,346
Puma AG	79	47,932
Shenzhou International Group Holdings Ltd.	3,000	34,915
Swatch Group AG (Bearer)	89	43,182
		1,250,368

TOTAL CONSUMER DISCRETIONARY		4,813,512

CONSUMER STAPLES - 10.7%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	1,622	152,118
Asahi Group Holdings	3,600	187,729
Coca-Cola European Partners PLC	600	22,782
Coca-Cola West Co. Ltd.	700	29,503
Diageo PLC	11,885	436,694
Embotelladoras Arca S.A.B. de CV	4,310	25,863
Fever-Tree Drinks PLC	701	27,994
Heineken NV (Bearer)	2,001	200,335
ITO EN Ltd.	2,900	119,295
Pernod Ricard SA	2,404	403,854
		1,606,167
Food & Staples Retailing - 0.4%
Bidcorp Ltd.	826	16,476
Sundrug Co. Ltd.	2,800	127,407
Tesco PLC	42,249	137,911
Tsuruha Holdings, Inc.	100	14,883
		296,677
Food Products - 2.7%
Aryzta AG	4,296	64,030
China Mengniu Dairy Co. Ltd.	19,000	68,635
Danone SA	6,137	469,952
Kerry Group PLC Class A	1,472	155,134
M. Dias Branco SA	1,300	14,661
Nestle SA (Reg. S)	10,538	796,488
Nissin Food Holdings Co. Ltd.	600	44,675
Tingyi (Cayman Islands) Holding Corp.	16,000	35,643
Toyo Suisan Kaisha Ltd.	3,200	114,280
WH Group Ltd. (b)	70,000	71,717
		1,835,215
Household Products - 1.1%
Colgate-Palmolive Co.	3,844	242,518
Essity AB Class B	2,194	55,726
Reckitt Benckiser Group PLC	6,003	459,489
		757,733
Personal Products - 2.4%
Kao Corp.	5,100	393,923
Kobayashi Pharmaceutical Co. Ltd.	2,000	176,679
Kose Corp.	500	108,793
L'Oreal SA	1,421	341,547
Pola Orbis Holdings, Inc.	1,100	54,502
Shiseido Co. Ltd.	2,800	221,185
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,386	188,833
Unilever PLC	2,003	110,433
		1,595,895
Tobacco - 1.7%
British American Tobacco PLC (United Kingdom)	16,947	869,899
Imperial Tobacco Group PLC	1,633	58,829
Japan Tobacco, Inc.	8,800	237,094
		1,165,822

TOTAL CONSUMER STAPLES		7,257,509

ENERGY - 5.1%
Energy Equipment & Services - 0.4%
Core Laboratories NV	657	81,586
John Wood Group PLC	3,567	31,798
Tenaris SA	5,751	103,353
TGS Nopec Geophysical Co. ASA	529	17,785
		234,522
Oil, Gas & Consumable Fuels - 4.7%
BP PLC	117,828	901,173
Cairn Energy PLC (a)	22,794	69,935
Caltex Australia Ltd.	3,471	77,226
Enbridge, Inc.	2,476	76,938
Encana Corp.	18,970	241,404
Eni SpA	6,332	114,908
Galp Energia SGPS SA Class B	4,786	88,934
INPEX Corp.	1,200	13,297
Lundin Petroleum AB	3,922	124,343
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,617	15,237
Neste Oyj (a)	509	41,427
Oil Search Ltd. ADR	13,463	84,200
Royal Dutch Shell PLC:
Class A	4,102	142,658
Class A (United Kingdom)	5,798	201,029
Class B (United Kingdom)	10,234	365,521
Statoil ASA (a)	5,344	140,609
Suncor Energy, Inc.	4,228	168,390
Total SA	5,181	314,973
		3,182,202

TOTAL ENERGY		3,416,724

FINANCIALS - 15.7%
Banks - 8.2%
AIB Group PLC	17,169	93,814
Banco Santander SA (Spain)	8,930	48,565
Bank of Georgia Group PLC	114	2,838
Bankinter SA	14,382	138,609
Barclays PLC	184,393	482,969
BNP Paribas SA	7,162	444,257
BOC Hong Kong (Holdings) Ltd.	17,000	85,096
CaixaBank SA	26,402	113,607
Canadian Imperial Bank of Commerce	454	39,637
Chiba Bank Ltd.	5,000	38,419
Commerzbank AG (a)	3,071	31,389
Credicorp Ltd. (United States)	261	57,791
Danske Bank A/S	2,322	77,100
DBS Group Holdings Ltd.	4,500	95,354
DNB ASA	5,876	105,316
Erste Group Bank AG	4,588	191,373
FinecoBank SpA	3,243	32,430
Grupo Financiero Galicia SA sponsored ADR	297	12,560
Hang Seng Bank Ltd.	2,100	52,357
HDFC Bank Ltd. sponsored ADR	2,684	285,631
Industrial & Commercial Bank of China Ltd. (H Shares)	179,000	147,850
ING Groep NV (Certificaten Van Aandelen)	8,320	121,178
Intesa Sanpaolo SpA	65,394	192,987
Jyske Bank A/S (Reg.)	1,781	97,069
KBC Groep NV	4,611	356,850
Lloyds Banking Group PLC	292,735	245,538
Mebuki Financial Group, Inc.	7,800	28,394
Metro Bank PLC (a)	339	14,980
Mitsubishi UFJ Financial Group, Inc.	68,100	410,522
Nordea Bank AB	7,831	75,299
North Pacific Bank Ltd.	7,500	24,889
PT Bank Central Asia Tbk	59,700	97,531
Societe Generale Series A	2,573	110,859
Standard Chartered PLC (United Kingdom)	17,295	173,491
Sumitomo Mitsui Financial Group, Inc.	5,400	222,628
Svenska Handelsbanken AB (A Shares)	9,886	108,304
Swedbank AB (A Shares)	2,471	51,358
Sydbank A/S	821	27,854
The Hachijuni Bank Ltd.	4,900	21,756
The Toronto-Dominion Bank	2,550	148,878
Unicaja Banco SA	22,000	38,013
UniCredit SpA	18,995	313,861
United Overseas Bank Ltd.	4,903	103,051
		5,562,252
Capital Markets - 2.1%
3i Group PLC	5,403	68,449
Amundi SA (b)	264	19,302
Anima Holding SpA (b)	2,664	15,161
Banca Generali SpA	1,356	32,973
Close Brothers Group PLC	717	13,916
Credit Suisse Group AG	6,483	99,401
Daiwa Securities Group, Inc.	5,000	28,909
Euronext NV (b)	231	14,691
IG Group Holdings PLC	3,522	40,476
Intermediate Capital Group PLC	2,056	31,322
Julius Baer Group Ltd.	3,413	199,560
London Stock Exchange Group PLC	1,504	89,405
Macquarie Group Ltd.	1,575	136,178
Partners Group Holding AG	151	109,083
St. James's Place Capital PLC	2,349	37,222
Thomson Reuters Corp.	1,657	64,422
TMX Group Ltd.	1,580	99,082
UBS Group AG	22,170	334,035
		1,433,587
Consumer Finance - 0.3%
AEON Financial Service Co. Ltd.	6,800	158,772
Cembra Money Bank AG	180	14,519
		173,291
Diversified Financial Services - 0.6%
Cerved Information Solutions SpA	2,925	30,621
Challenger Ltd.	5,924	57,748
Georgia Capital PLC (a)	306	4,089
ORIX Corp.	7,500	125,925
RMB Holdings Ltd.	5,200	29,668
Standard Life PLC	17,367	80,919
Wendel SA	217	28,666
Zenkoku Hosho Co. Ltd.	300	14,451
		372,087
Insurance - 4.5%
AIA Group Ltd.	54,800	500,187
Allianz SE	533	109,815
Aon PLC	785	109,798
Aviva PLC	44,742	303,157
Beazley PLC	2,359	18,753
Dai-ichi Mutual Life Insurance Co.	700	13,005
Direct Line Insurance Group PLC	4,258	20,236
Fairfax Financial Holdings Ltd. (sub. vtg.)	211	118,473
Hiscox Ltd.	12,904	257,652
Insurance Australia Group Ltd.	14,596	89,741
Jardine Lloyd Thompson Group PLC	2,743	44,632
Manulife Financial Corp.	6,600	124,507
Muenchener Rueckversicherungs AG	380	78,113
NKSJ Holdings, Inc.	5,200	225,198
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	10,500	102,289
Prudential PLC	15,672	376,447
QBE Insurance Group Ltd.	9,278	66,516
Sony Financial Holdings, Inc.	1,800	32,955
Swiss Re Ltd.	1,453	124,945
Tokio Marine Holdings, Inc.	1,200	57,557
Zurich Insurance Group AG	940	278,581
		3,052,557

TOTAL FINANCIALS		10,593,774

HEALTH CARE - 8.7%
Biotechnology - 0.6%
3SBio, Inc. (b)	9,000	25,649
Abcam PLC	1,041	16,814
CSL Ltd.	1,519	213,494
Genmab A/S (a)	83	12,489
HUGEL, Inc. (a)	28	12,507
Shire PLC	1,551	84,682
Wuxi Biologics (Cayman), Inc.	3,000	33,378
		399,013
Health Care Equipment & Supplies - 1.4%
Ambu A/S Series B	348	10,462
ASAHI INTECC Co. Ltd.	736	26,454
Carl Zeiss Meditec AG	431	29,803
Dentsply Sirona, Inc.	1,707	74,784
Essilor International SA	818	111,789
Hoya Corp.	1,200	71,403
Koninklijke Philips Electronics NV	2,136	87,964
Koninklijke Philips Electronics NV rights (a)	2,375	2,221
Nihon Kohden Corp.	3,300	91,612
Straumann Holding AG	48	31,631
Terumo Corp.	6,600	390,551
		928,674
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	478	47,728
Japan Lifeline Co. Ltd.	500	12,787
Orpea	265	34,790
Sonic Healthcare Ltd.	2,988	53,238
		148,543
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SA	86	44,177
ICON PLC (a)	308	39,726
Lonza Group AG	739	197,872
Morphosys AG (a)	556	57,882
QIAGEN NV (a)	472	17,138
		356,795
Pharmaceuticals - 6.0%
AstraZeneca PLC (United Kingdom)	7,436	542,500
Bayer AG	3,016	359,971
Chugai Pharmaceutical Co. Ltd.	600	33,752
CSPC Pharmaceutical Group Ltd.	18,000	55,950
Dechra Pharmaceuticals PLC	647	24,014
GlaxoSmithKline PLC	15,836	320,835
Ipsen SA	723	114,739
Novartis AG	7,175	533,409
Novo Nordisk A/S Series B	6,861	326,093
Recordati SpA	971	35,984
Roche Holding AG (participation certificate)	3,760	806,188
Rohto Pharmaceutical Co. Ltd.	1,000	32,311
Sanofi SA	1,515	116,131
Santen Pharmaceutical Co. Ltd.	20,000	348,761
Shionogi & Co. Ltd.	700	36,604
Takeda Pharmaceutical Co. Ltd.	9,400	382,129
		4,069,371

TOTAL HEALTH CARE		5,902,396

INDUSTRIALS - 15.1%
Aerospace & Defense - 1.1%
Airbus Group NV	769	87,730
BAE Systems PLC	6,953	59,023
Cobham PLC (a)	105,685	174,913
MTU Aero Engines Holdings AG	717	135,538
Rolls-Royce Holdings PLC	19,432	212,671
Thales SA	819	104,267
		774,142
Air Freight & Logistics - 0.3%
Deutsche Post AG	1,589	60,266
Yamato Holdings Co. Ltd.	5,100	146,032
		206,298
Airlines - 0.6%
easyJet PLC	836	18,993
Japan Airlines Co. Ltd.	8,400	325,699
Ryanair Holdings PLC sponsored ADR (a)	671	77,776
		422,468
Building Products - 1.2%
Asahi Glass Co. Ltd.	1,300	53,037
Belimo Holding AG (Reg.)	4	16,802
Compagnie de St. Gobain	1,494	74,884
Daikin Industries Ltd.	3,500	402,762
Geberit AG (Reg.)	88	38,018
Kaba Holding AG (B Shares) (Reg.)	18	14,063
Kingspan Group PLC (Ireland)	445	20,601
Nichias Corp.	1,000	12,575
Toto Ltd.	3,300	172,052
		804,794
Commercial Services & Supplies - 0.8%
Brambles Ltd.	30,912	211,096
Prosegur Compania de Seguridad SA (Reg.)	660	4,537
Rentokil Initial PLC	20,378	92,809
Ritchie Brothers Auctioneers, Inc.	1,865	63,562
Secom Co. Ltd.	1,500	111,533
Sohgo Security Services Co., Ltd.	1,100	50,407
		533,944
Construction & Engineering - 1.0%
Balfour Beatty PLC	39,817	161,756
Bouygues SA	1,446	66,840
Eiffage SA	578	65,139
Taisei Corp.	1,400	76,705
VINCI SA	2,878	283,060
		653,500
Electrical Equipment - 2.6%
ABB Ltd. (Reg.)	15,420	348,847
Legrand SA	4,111	310,177
Melrose Industries PLC	51,591	161,855
Nidec Corp.	500	77,607
Schneider Electric SA	9,631	832,551
		1,731,037
Industrial Conglomerates - 0.2%
Bidvest Group Ltd.	826	13,107
CK Hutchison Holdings Ltd.	6,920	77,921
Nolato AB Series B	210	18,240
Toshiba Corp. (a)	22,000	61,884
		171,152
Machinery - 3.4%
Airtac International Group	1,000	17,172
Alfa Laval AB	8,511	212,507
Atlas Copco AB (A Shares)	2,555	101,399
CNH Industrial NV	5,020	58,804
Fanuc Corp.	200	42,310
GEA Group AG	5,697	209,792
HIWIN Technologies Corp.	2,000	28,341
Hoshizaki Corp.	800	80,379
IMI PLC	11,111	171,337
Interpump Group SpA	617	19,345
KION Group AG	306	24,877
Komatsu Ltd.	3,700	120,722
Kone Oyj (B Shares)	77	3,812
Kubota Corp.	10,300	172,933
Makita Corp.	600	26,805
Minebea Mitsumi, Inc.	3,800	71,712
Misumi Group, Inc.	4,100	118,720
Mitsubishi Heavy Industries Ltd.	1,100	41,495
Nabtesco Corp.	500	16,363
Nordson Corp.	848	106,534
NORMA Group AG	218	16,680
Rotork PLC	3,691	16,373
Schindler Holding AG (participation certificate)	791	167,092
SMC Corp.	100	38,084
Spirax-Sarco Engineering PLC	2,773	227,813
Sumitomo Heavy Industries Ltd.	1,200	42,199
The Weir Group PLC	800	23,301
Volvo AB (B Shares)	2,816	48,455
Wartsila Corp.	3,360	71,038
WashTec AG	92	8,421
		2,304,815
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	36	53,677
Professional Services - 1.7%
51job, Inc. sponsored ADR (a)	234	24,898
Experian PLC	8,480	207,590
Intertek Group PLC	2,456	178,459
Nihon M&A Center, Inc.	1,200	39,491
Recruit Holdings Co. Ltd.	3,400	94,220
RELX NV	12,113	264,112
SGS SA (Reg.)	67	173,278
TechnoPro Holdings, Inc.	600	38,884
Wolters Kluwer NV	1,799	101,034
		1,121,966
Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	999	192,627
DSV de Sammensluttede Vognmaend A/S	1,600	133,043
East Japan Railway Co.	3,300	325,727
Globaltrans Investment PLC GDR (Reg. S)	1,081	10,810
Sankyu, Inc.	400	21,988
		684,195
Trading Companies & Distributors - 0.8%
Ashtead Group PLC	3,487	108,052
Brenntag AG	1,463	84,387
Bunzl PLC	2,941	89,530
Finning International, Inc.	622	15,471
Itochu Corp.	6,800	127,240
Rexel SA	2,003	29,469
Wolseley PLC	735	57,081
		511,230
Transportation Infrastructure - 0.3%
Aena Sme SA (b)	335	64,345
Airports of Thailand PCL (For. Reg.)	7,600	16,254
China Merchants Holdings International Co. Ltd.	32,346	73,429
Kamigumi Co. Ltd.	1,500	32,845
Malaysia Airports Holdings Bhd	24,300	50,859
		237,732

TOTAL INDUSTRIALS		10,210,950

INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	9,809	71,205
Electronic Equipment & Components - 1.8%
China High Precision Automation Group Ltd. (a)(c)	15,000	0
Halma PLC	7,949	142,655
Hexagon AB (B Shares)	1,557	87,692
Hirose Electric Co. Ltd.	792	103,163
Hitachi High-Technologies Corp.	500	22,820
Hitachi Ltd.	19,000	138,335
Keyence Corp.	400	245,732
OMRON Corp.	2,000	105,345
Renishaw PLC	311	22,201
Samsung SDI Co. Ltd.	203	37,680
Shimadzu Corp.	1,500	41,435
Spectris PLC	3,314	122,957
TDK Corp.	700	62,551
Topcon Corp.	1,100	19,162
Venture Corp. Ltd.	1,100	17,336
Yokogawa Electric Corp.	2,500	45,448
		1,214,512
Internet Software & Services - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,373	271,868
Baidu.com, Inc. sponsored ADR (a)	1,200	291,072
Baozun, Inc. sponsored ADR (a)	390	23,911
DeNA Co. Ltd.	1,300	24,938
Just Eat Holding Ltd. (a)	6,737	75,498
NAVER Corp.	130	80,513
Scout24 AG (b)	910	46,660
Shopify, Inc. Class A (a)	411	60,965
SINA Corp. (a)	240	21,797
Tencent Holdings Ltd.	4,000	204,209
Weibo Corp. sponsored ADR (a)	264	26,904
Wix.com Ltd. (a)	203	17,651
Yandex NV Series A (a)	662	22,190
		1,168,176
IT Services - 2.8%
Amadeus IT Holding SA Class A	8,427	668,923
Atos Origin SA	230	31,244
Atos Origin SA rights (a)	230	457
Capgemini SA	1,318	173,572
Cognizant Technology Solutions Corp. Class A	2,203	165,996
EPAM Systems, Inc. (a)	886	109,137
IT Holdings Corp.	800	37,652
MasterCard, Inc. Class A	473	89,927
Nomura Research Institute Ltd.	6,100	307,285
OBIC Co. Ltd.	1,300	112,571
Otsuka Corp.	1,000	41,320
Wirecard AG	936	144,603
		1,882,687
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	1,185	115,158
ASM Pacific Technology Ltd.	2,900	37,831
ASML Holding NV (Netherlands)	747	146,637
Infineon Technologies AG	6,650	182,768
MediaTek, Inc.	5,000	51,931
Mellanox Technologies Ltd. (a)	891	76,091
NVIDIA Corp.	350	88,267
Renesas Electronics Corp. (a)	2,800	27,849
Silicon Motion Technology Corp. sponsored ADR	800	38,904
Siltronic AG	131	22,130
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,903	576,746
Texas Instruments, Inc.	1,485	166,186
Tokyo Electron Ltd.	300	55,983
Ulvac, Inc.	600	26,722
		1,613,203
Software - 2.6%
ANSYS, Inc. (a)	1,221	198,779
Aveva Group PLC	539	17,010
Cadence Design Systems, Inc. (a)	5,522	234,409
Check Point Software Technologies Ltd. (a)	1,457	141,854
Constellation Software, Inc.	71	55,921
Dassault Systemes SA	2,151	302,132
Dassault Systemes SA rights (a)	2,120	1,437
Micro Focus International PLC	10,081	178,600
Nintendo Co. Ltd.	500	204,668
SAP SE	3,792	427,158
Trend Micro, Inc.	700	39,575
		1,801,543
Technology Hardware, Storage & Peripherals - 0.7%
Logitech International SA (Reg.)	830	33,870
Samsung Electronics Co. Ltd.	8,976	421,295
		455,165

TOTAL INFORMATION TECHNOLOGY		8,206,491

MATERIALS - 7.7%
Chemicals - 5.8%
Air Liquide SA	457	56,420
Akzo Nobel NV	5,766	506,230
Arkema SA	892	108,711
Asahi Kasei Corp.	2,800	38,281
BASF AG	5,043	497,921
Covestro AG (b)	667	60,774
Croda International PLC	4,084	253,103
Elementis PLC	5,380	21,112
Frutarom Industries Ltd.	194	18,993
Givaudan SA	209	465,458
Johnson Matthey PLC	489	22,836
JSR Corp.	3,200	62,479
K&S AG	2,277	60,958
Linde AG	3,467	794,407
Mitsui Chemicals, Inc.	2,100	60,497
Nitto Denko Corp.	1,100	86,017
Orica Ltd.	3,772	50,405
PTT Global Chemical PCL (For. Reg.)	9,200	25,635
Shin-Etsu Chemical Co. Ltd.	400	39,776
Sika AG	21	167,685
Symrise AG	3,471	281,853
Synthomer PLC	2,240	16,065
Toray Industries, Inc.	4,700	38,354
Umicore SA	1,330	75,254
Victrex PLC	1,437	53,946
Yara International ASA	1,187	48,915
		3,912,085
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (H Shares)	12,000	73,274
CRH PLC	2,150	79,330
James Hardie Industries PLC CDI	1,343	22,517
		175,121
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	1,636	67,705
Metals & Mining - 1.5%
BHP Billiton Ltd.	4,979	123,789
BHP Billiton PLC	12,458	286,445
Boliden AB	1,753	61,789
Glencore Xstrata PLC	39,781	196,751
Norsk Hydro ASA	7,519	47,318
Randgold Resources Ltd.	206	16,377
Rio Tinto PLC	4,517	254,765
South32 Ltd.	9,145	25,727
		1,012,961

TOTAL MATERIALS		5,167,872

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Aedas Homes SAU (b)	587	21,754
Big Yellow Group PLC	1,793	22,167
Mirvac Group unit	33,262	57,855
Segro PLC	6,520	56,737
		158,513
Real Estate Management & Development - 2.2%
China Overseas Land and Investment Ltd.	18,000	59,810
Deutsche Wohnen AG (Bearer)	5,248	246,205
Fabege AB	1,534	18,093
Grand City Properties SA	6,316	155,058
Henderson Land Development Co. Ltd.	9,400	61,615
LEG Immobilien AG	2,416	264,818
Lendlease Group unit	5,626	79,903
Mitsui Fudosan Co. Ltd.	3,300	82,515
Nexity	243	14,147
Sino Land Ltd.	30,888	53,228
TAG Immobilien AG	2,719	57,311
Vonovia SE	8,325	392,797
Vonovia SE rights (a)	8,999	13,887
		1,499,387

TOTAL REAL ESTATE		1,657,900

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom Sau (b)	3,739	94,896
Com Hem Holding AB	3,157	53,410
Deutsche Telekom AG	8,075	125,092
HKT Trust/HKT Ltd. unit	26,000	32,608
Iliad SA	256	43,380
Nippon Telegraph & Telephone Corp.	3,400	158,837
Spark New Zealand Ltd.	14,298	36,621
Telefonica Deutschland Holding AG	7,487	31,650
		576,494
Wireless Telecommunication Services - 2.9%
Advanced Info Service PCL (For. Reg.)	12,400	73,750
China Mobile Ltd.	41,268	369,447
KDDI Corp.	27,200	733,679
SK Telecom Co. Ltd.	1,378	282,830
SoftBank Corp.	3,700	262,553
Vodafone Group PLC	80,730	206,301
		1,928,560

TOTAL TELECOMMUNICATION SERVICES		2,505,054

UTILITIES - 1.7%
Electric Utilities - 1.0%
CLP Holdings Ltd.	7,500	78,747
DONG Energy A/S (b)	1,108	66,393
Fortum Corp.	5,314	124,930
Iberdrola SA	14,313	101,600
Red Electrica Corporacion SA	1,711	33,406
Scottish & Southern Energy PLC	14,022	254,718
		659,794
Gas Utilities - 0.3%
APA Group unit	11,161	73,348
China Resource Gas Group Ltd.	20,000	75,656
Infraestructura Energetica Nova S.A.B. de CV	1,200	5,014
Rubis	345	24,341
		178,359
Multi-Utilities - 0.4%
E.ON AG	17,884	189,450
ENGIE	6,776	107,217
		296,667

TOTAL UTILITIES		1,134,820

TOTAL COMMON STOCKS
(Cost $46,637,588)		60,867,002

Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	871	64,231
Volkswagen AG	3,121	587,206
		651,437
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	9,369	49,281
Household Products - 0.5%
Henkel AG & Co. KGaA	2,715	335,330

TOTAL CONSUMER STAPLES		384,611

FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	1,150	13,272
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC Series C (a)	1,244,346	1,654
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	649	34,036
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $826,719)		1,085,010

Equity Funds - 2.3%
Other - 2.3%
iShares MSCI Japan ETF
(Cost $1,383,668)	26,030	1,555,021
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.88% 6/21/18 to 8/30/18 (d)
(Cost $99,614)	$100,000	99,614
	Shares

Money Market Funds - 5.4%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (e)
(Cost $3,637,408)	3,637,408	3,637,408
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $52,584,997)		67,244,055
NET OTHER ASSETS (LIABILITIES) - 0.4%		286,502
NET ASSETS - 100%		$67,530,557

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	16	June 2018	$1,768,000	$62,735	$62,735
ICE E-mini MSCI EAFE Index Contracts (United States)	1	June 2018	99,350	(1,497)	(1,497)
TOTAL FUTURES CONTRACTS					$61,238

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $517,847 or 0.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,614.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,464,949	$3,532,875	$1,932,074	$--
Consumer Staples	7,642,120	2,804,377	4,837,743	--
Energy	3,416,724	1,259,812	2,156,912	--
Financials	10,607,046	5,612,186	4,994,860	--
Health Care	5,902,396	1,521,010	4,381,386	--
Industrials	10,212,604	5,858,638	4,353,966	--
Information Technology	8,206,491	6,386,585	1,819,906	--
Materials	5,201,908	3,503,344	1,698,564	--
Real Estate	1,657,900	1,400,732	257,168	--
Telecommunication Services	2,505,054	333,707	2,171,347	--
Utilities	1,134,820	502,843	631,977	--
Equity Funds	1,555,021	1,555,021	--	--
Other Short-Term Investments	99,614	--	99,614	--
Money Market Funds	3,637,408	3,637,408	--	--
Total Investments in Securities:	$67,244,055	$37,908,538	$29,335,517	$--
Derivative Instruments:
Assets
Futures Contracts	$62,735	$62,735	$--	$--
Total Assets	$62,735	$62,735	$--	$--
Liabilities
Futures Contracts	$(1,497)	$(1,497)	$--	$--
Total Liabilities	$(1,497)	$(1,497)	$--	$--
Total Derivative Instruments:	$61,238	$61,238	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$25,214,060

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2018

SMC-QTLY-0718
1.912862.107

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	191,679	$3,032,362
BorgWarner, Inc.	133,700	6,521,886
Cooper Tire & Rubber Co.	279,991	7,195,769
Cooper-Standard Holding, Inc. (a)	57,614	7,155,659
Dana Holding Corp.	363,564	8,107,477
Delphi Technologies PLC	287,563	14,406,906
LCI Industries	96,991	8,506,111
Lear Corp.	41,700	8,256,600
Standard Motor Products, Inc.	43,195	1,954,574
The Goodyear Tire & Rubber Co.	366,208	8,946,461
Tower International, Inc.	91,500	2,690,100
Visteon Corp. (a)	51,185	6,396,078
		83,169,983
Automobiles - 0.1%
Harley-Davidson, Inc.	115,400	4,740,632
Thor Industries, Inc.	65,400	6,056,040
		10,796,672
Distributors - 0.5%
LKQ Corp. (a)	342,915	10,894,410
Pool Corp.	222,995	31,870,445
		42,764,855
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	207,783	21,027,640
Chegg, Inc. (a)	170,269	4,762,424
Grand Canyon Education, Inc. (a)	241,838	26,868,202
ServiceMaster Global Holdings, Inc. (a)	589,206	33,667,231
Strayer Education, Inc.	23,019	2,515,977
		88,841,474
Hotels, Restaurants & Leisure - 2.0%
Bloomin' Brands, Inc.	137,900	2,926,238
Boyd Gaming Corp.	114,193	4,310,786
Carrols Restaurant Group, Inc. (a)	393,245	5,033,536
Cedar Fair LP (depositary unit)	127,382	8,468,355
Chipotle Mexican Grill, Inc. (a)	2,530	1,088,355
Dave & Buster's Entertainment, Inc. (a)	197,089	8,206,786
Dunkin' Brands Group, Inc. (b)	192,025	12,295,361
Extended Stay America, Inc. unit	244,857	5,154,240
Fiesta Restaurant Group, Inc. (a)	92,910	2,308,814
Hilton Grand Vacations, Inc. (a)	401,957	15,981,810
International Game Technology PLC	208,560	5,243,198
Jack in the Box, Inc.	45,456	3,666,936
Marriott International, Inc. Class A	39,429	5,337,109
Norwegian Cruise Line Holdings Ltd. (a)	66,057	3,457,423
Papa John's International, Inc. (b)	157,758	8,100,873
Penn National Gaming, Inc. (a)	191,170	6,515,074
Planet Fitness, Inc. (a)	239,886	9,506,682
Red Lion Hotels Corp. (a)	371,996	4,054,756
Six Flags Entertainment Corp. (b)	135,282	8,728,395
The Cheesecake Factory, Inc. (b)	146,345	7,582,134
U.S. Foods Holding Corp. (a)	128,289	4,577,352
Vail Resorts, Inc.	103,588	24,942,955
Wendy's Co.	397,970	6,411,297
Wingstop, Inc.	55,300	2,798,733
Wyndham Worldwide Corp.	42,300	4,587,012
		171,284,210
Household Durables - 0.8%
Beazer Homes U.S.A., Inc. (a)	201,100	3,036,610
D.R. Horton, Inc.	210,312	8,877,270
Helen of Troy Ltd. (a)	60,319	5,416,646
iRobot Corp. (a)(b)	54,362	3,392,732
La-Z-Boy, Inc.	125,604	3,918,845
Leggett & Platt, Inc.	107,951	4,458,376
LGI Homes, Inc. (a)(b)	71,700	4,367,247
M.D.C. Holdings, Inc.	197,580	6,239,576
Newell Brands, Inc.	483,975	11,412,131
PulteGroup, Inc.	117,900	3,566,475
Toll Brothers, Inc.	158,280	6,250,477
TopBuild Corp. (a)	17,330	1,454,854
William Lyon Homes, Inc. (a)	100,530	2,397,641
		64,788,880
Internet & Direct Marketing Retail - 0.2%
Expedia, Inc.	6,055	732,837
Liberty Interactive Corp. QVC Group Series A (a)	57,218	1,163,242
Shutterfly, Inc. (a)	43,417	4,087,276
U.S. Auto Parts Network, Inc. (a)	1,426,416	2,439,171
Wayfair LLC Class A (a)(b)	47,430	4,380,161
		12,802,687
Leisure Products - 0.6%
American Outdoor Brands Corp. (a)	1,600	20,144
Brunswick Corp.	428,614	27,259,850
Polaris Industries, Inc.	229,390	25,668,741
		52,948,735
Media - 1.0%
AMC Networks, Inc. Class A (a)	159,326	9,108,667
Cinemark Holdings, Inc.	565,593	19,100,076
Criteo SA sponsored ADR (a)(b)	184,953	4,466,615
Discovery Communications, Inc.:
Class A (a)(b)	221,100	4,662,999
Class C (non-vtg.) (a)	42,018	830,696
E.W. Scripps Co. Class A	365,377	4,563,559
Entercom Communications Corp. Class A (b)	318,130	2,179,191
Lions Gate Entertainment Corp.:
Class A (b)	71,546	1,657,721
Class B	53,630	1,170,743
Live Nation Entertainment, Inc. (a)	243,600	10,384,668
National CineMedia, Inc.	934,687	6,926,031
Nexstar Broadcasting Group, Inc. Class A	62,044	4,113,517
Omnicom Group, Inc.	26,800	1,931,744
Scholastic Corp.	26,446	1,189,806
Sinclair Broadcast Group, Inc. Class A (b)	452,961	12,411,131
Tegna, Inc.	85,808	889,829
		85,586,993
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	46,400	3,778,352
Kohl's Corp.	96,200	6,421,350
Ollie's Bargain Outlet Holdings, Inc. (a)	65,705	4,645,344
Tuesday Morning Corp. (a)(b)	584,566	1,549,100
		16,394,146
Specialty Retail - 1.8%
Aaron's, Inc. Class A	402,876	16,026,407
Advance Auto Parts, Inc.	31,367	4,034,424
American Eagle Outfitters, Inc.	171,000	3,796,200
Burlington Stores, Inc. (a)	58,957	8,622,461
Camping World Holdings, Inc. (b)	78,887	1,498,853
Conn's, Inc. (a)(b)	237,404	5,495,903
Dick's Sporting Goods, Inc.	114,565	4,193,079
Five Below, Inc. (a)	110,299	7,799,242
Floor & Decor Holdings, Inc. Class A (a)	104,622	4,917,234
Foot Locker, Inc.	197,135	10,639,376
Group 1 Automotive, Inc.	81,147	5,701,388
Haverty Furniture Companies, Inc.	104,300	2,086,000
Lithia Motors, Inc. Class A (sub. vtg.)	123,663	12,088,058
Monro, Inc.	151,509	8,499,655
Murphy U.S.A., Inc. (a)	55,900	3,731,884
Office Depot, Inc.	814,600	1,922,456
Penske Automotive Group, Inc.	90,200	4,343,130
Ross Stores, Inc.	34,641	2,732,482
Sally Beauty Holdings, Inc. (a)	1,282,806	19,421,683
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	2,381,340
The Children's Place Retail Stores, Inc.	92,455	11,903,581
Tractor Supply Co.	60,843	4,521,243
		146,356,079
Textiles, Apparel & Luxury Goods - 1.6%
Cadence Bancorp (b)	336,366	9,825,251
Carter's, Inc.	216,967	23,651,573
GreenSky, Inc. Class A	56,244	1,505,652
Hanesbrands, Inc.	998,143	18,196,147
lululemon athletica, Inc. (a)	50,548	5,310,067
Michael Kors Holdings Ltd. (a)	97,800	5,612,742
Oxford Industries, Inc.	29,421	2,427,821
PetIQ, Inc. Class A (b)	117,204	2,244,457
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,000,240	29,066,974
Steven Madden Ltd.	150,962	7,978,342
Switch, Inc. Class A (b)	866,931	10,819,299
Under Armour, Inc. Class C (non-vtg.) (a)(b)	482,445	9,127,859
Wolverine World Wide, Inc.	270,305	9,063,327
		134,829,511

TOTAL CONSUMER DISCRETIONARY		910,564,225

CONSUMER STAPLES - 1.9%
Beverages - 0.1%
Primo Water Corp. (a)	557,266	9,462,377
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	59,942	5,802,386
Performance Food Group Co. (a)	539,781	19,297,171
SpartanNash Co.	46,700	1,156,292
SUPERVALU, Inc. (a)	79,800	1,475,502
Weis Markets, Inc.	59,580	3,248,897
		30,980,248
Food Products - 1.0%
Calavo Growers, Inc. (b)	15,758	1,386,704
Farmer Brothers Co. (a)	142,579	4,163,307
Fresh Del Monte Produce, Inc.	182,236	8,184,219
Ingredion, Inc.	92,286	10,279,738
Lamb Weston Holdings, Inc.	261,626	16,678,658
Nomad Foods Ltd. (a)	245,681	4,274,849
Pilgrim's Pride Corp. (a)	199,300	3,884,357
Pinnacle Foods, Inc.	284,620	18,198,603
Post Holdings, Inc. (a)	84,900	6,526,263
Sanderson Farms, Inc.	35,100	3,435,588
The Hain Celestial Group, Inc. (a)	130,575	3,332,274
		80,344,560
Household Products - 0.4%
Central Garden & Pet Co. (a)	85,007	3,470,836
Church & Dwight Co., Inc.	146,000	6,854,700
Energizer Holdings, Inc.	245,126	14,888,953
Spectrum Brands Holdings, Inc. (b)	117,908	9,396,089
		34,610,578
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	46,719	2,042,555
Tobacco - 0.0%
Universal Corp.	63,171	4,178,762

TOTAL CONSUMER STAPLES		161,619,080

ENERGY - 4.2%
Energy Equipment & Services - 1.0%
Core Laboratories NV (b)	115,752	14,374,083
Dril-Quip, Inc. (a)	138,822	6,670,397
Forum Energy Technologies, Inc. (a)	256,649	3,631,583
Helmerich & Payne, Inc.	27,408	1,819,343
Matrix Service Co. (a)	98,200	1,905,080
McDermott International, Inc. (a)	424,665	9,227,970
Oceaneering International, Inc.	193,867	4,619,851
Patterson-UTI Energy, Inc.	836,697	17,302,894
Precision Drilling Corp. (a)	1,712,991	5,918,710
RigNet, Inc. (a)	292,697	3,468,459
RPC, Inc. (b)	152,023	2,496,218
Superior Energy Services, Inc. (a)	312,748	3,418,336
TechnipFMC PLC	93,781	2,921,278
U.S. Silica Holdings, Inc.	241,563	7,471,544
		85,245,746
Oil, Gas & Consumable Fuels - 3.2%
Abraxas Petroleum Corp. (a)	2,199,091	5,937,546
Andeavor	41,300	5,964,959
Arch Coal, Inc.	39,257	3,225,355
Cabot Oil & Gas Corp.	490,635	11,211,010
Canacol Energy Ltd. (a)	915,387	3,014,579
Carrizo Oil & Gas, Inc. (a)	239,500	6,049,770
Cimarex Energy Co.	172,565	16,034,740
Delek U.S. Holdings, Inc.	217,670	12,141,633
Diamondback Energy, Inc.	151,419	18,285,358
Earthstone Energy, Inc. (a)	97,125	858,585
Enerplus Corp.	555,154	6,786,357
EQT Corp.	77,880	4,013,935
Extraction Oil & Gas, Inc. (a)(b)	997,407	16,916,023
Gulfport Energy Corp. (a)	183,509	2,038,785
Highpoint Resources, Inc. (a)	374,433	2,673,452
Jagged Peak Energy, Inc. (a)(b)	291,082	3,507,538
Kosmos Energy Ltd. (a)	296,892	2,306,851
Laredo Petroleum, Inc. (a)	135,500	1,257,440
Leucrotta Exploration, Inc. (a)	1,227,743	1,874,850
Newfield Exploration Co. (a)	241,633	7,065,349
Oasis Petroleum, Inc. (a)	403,202	5,253,722
Paramount Resources Ltd. Class A (a)	380,625	4,652,866
Parsley Energy, Inc. Class A (a)	871,156	25,681,679
PBF Energy, Inc. Class A	383,559	18,096,314
PDC Energy, Inc. (a)	93,689	5,667,248
QEP Resources, Inc. (a)	494,441	5,977,792
RSP Permian, Inc. (a)	389,546	17,038,742
Scorpio Tankers, Inc. (b)	1,963,694	5,694,713
Southwestern Energy Co. (a)	226,850	1,073,001
Src Energy, Inc. (a)	524,500	6,787,030
Sundance Energy Australia Ltd. (a)	29,354,452	1,531,752
Valero Energy Corp.	40,800	4,944,960
W&T Offshore, Inc. (a)	660,000	4,521,000
Whiting Petroleum Corp. (a)	221,407	11,606,155
WildHorse Resource Development Corp. (a)(b)	207,060	5,561,632
World Fuel Services Corp.	449,756	9,390,905
		264,643,626

TOTAL ENERGY		349,889,372

FINANCIALS - 13.2%
Banks - 4.6%
Associated Banc-Corp.	299,266	8,259,742
Bank of the Ozarks, Inc.	290,717	13,820,686
BankUnited, Inc.	556,369	23,462,081
Berkshire Hills Bancorp, Inc.	84,000	3,301,200
Cathay General Bancorp	76,700	3,235,973
Central Pacific Financial Corp.	52,586	1,548,132
CIT Group, Inc.	151,207	7,549,766
Citizens Financial Group, Inc.	523,455	21,383,137
Columbia Banking Systems, Inc.	38,823	1,650,754
Commerce Bancshares, Inc.	128,987	8,329,980
Cullen/Frost Bankers, Inc.	52,545	6,002,215
East West Bancorp, Inc.	509,969	35,432,646
FCB Financial Holdings, Inc. Class A (a)	55,729	3,396,683
Fifth Third Bancorp	48,809	1,492,579
First Citizen Bancshares, Inc.	7,928	3,482,691
First Hawaiian, Inc.	315,631	9,241,676
First Horizon National Corp.	530,129	9,828,592
First Interstate Bancsystem, Inc.	215,503	9,406,706
First Merchants Corp.	92,998	4,230,479
First Midwest Bancorp, Inc., Delaware	115,053	3,022,442
First Republic Bank	89,585	8,922,666
Fulton Financial Corp.	239,600	4,181,020
Great Western Bancorp, Inc.	284,237	12,389,891
Hancock Whitney Corp.	112,397	5,647,949
Hanmi Financial Corp.	220,374	6,600,201
Home Bancshares, Inc.	144,654	3,329,935
Hope Bancorp, Inc.	395,500	7,115,045
IBERIABANK Corp.	159,578	12,750,282
KeyCorp	543,307	10,561,888
Old National Bancorp, Indiana	185,600	3,331,520
PacWest Bancorp	89,800	4,764,788
Peapack-Gladstone Financial Corp.	20,053	691,829
Peoples Bancorp, Inc.	40,051	1,503,114
Preferred Bank, Los Angeles	74,737	4,760,747
Regions Financial Corp.	365,500	6,666,720
Signature Bank (a)	78,663	10,028,746
SVB Financial Group (a)	154,818	48,323,342
TCF Financial Corp.	398,100	10,474,011
United Community Bank, Inc.	130,200	4,226,292
Western Alliance Bancorp. (a)	286,891	17,288,052
Wintrust Financial Corp.	146,226	13,468,877
Zions Bancorporation	208,700	11,438,847
		386,543,922
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	45,386	7,228,174
Ares Capital Corp.	258,087	4,356,509
Cboe Global Markets, Inc.	26,398	2,575,389
E*TRADE Financial Corp. (a)	560,674	35,518,698
Eaton Vance Corp. (non-vtg.)	326,538	17,567,744
FactSet Research Systems, Inc.	43,629	8,769,865
Financial Engines, Inc.	327,618	14,628,144
Lazard Ltd. Class A	623,290	32,062,038
Legg Mason, Inc.	297,201	11,076,681
LPL Financial	217,576	14,962,702
MarketAxess Holdings, Inc.	16,816	3,592,738
Moelis & Co. Class A	133,317	7,899,032
Morningstar, Inc.	68,671	8,241,207
Newtek Business Services Corp.	142,900	2,882,293
Oaktree Specialty Lending Corp.	547,600	2,694,192
OM Asset Management Ltd.	210,734	3,268,484
Prospect Capital Corp. (b)	208,400	1,408,784
Raymond James Financial, Inc.	156,985	15,158,472
Stifel Financial Corp.	301,227	17,712,148
T. Rowe Price Group, Inc.	80,157	9,732,663
Waddell & Reed Financial, Inc. Class A	60,178	1,167,453
WisdomTree Investments, Inc.	832,683	9,126,206
		231,629,616
Consumer Finance - 1.3%
Ally Financial, Inc.	792,450	20,326,343
First Cash Financial Services, Inc.	87,285	7,921,114
Green Dot Corp. Class A (a)	59,407	4,233,937
Navient Corp.	1,023,536	14,135,032
Nelnet, Inc. Class A	114,295	7,022,285
OneMain Holdings, Inc. (a)	520,466	16,930,759
PRA Group, Inc. (a)	98,769	3,812,483
Regional Management Corp. (a)	68,700	2,451,903
SLM Corp. (a)	2,996,467	34,249,618
		111,083,474
Diversified Financial Services - 0.7%
At Home Group, Inc. (a)	80,140	2,773,645
Banco Latinoamericano de Comercio Exterior SA Series E	106,500	2,836,095
Cannae Holdings, Inc. (a)	242,041	4,838,400
Jefferies Financial Group, Inc.	1,127,465	24,668,934
On Deck Capital, Inc. (a)	1,742,109	11,567,604
Voya Financial, Inc.	288,900	15,005,466
		61,690,144
Insurance - 2.4%
Alleghany Corp.	5,188	2,960,065
AmTrust Financial Services, Inc.	67,000	895,120
Arthur J. Gallagher & Co.	55,665	3,689,476
Aspen Insurance Holdings Ltd.	70,361	3,053,667
Assurant, Inc.	17,974	1,677,873
Assured Guaranty Ltd.	312,455	11,089,028
Athene Holding Ltd. (a)	34,548	1,543,259
Axis Capital Holdings Ltd.	151,296	8,601,178
Cincinnati Financial Corp.	97,325	6,751,435
CNA Financial Corp.	293,792	13,802,348
CNO Financial Group, Inc.	339,200	6,790,784
Crawford & Co. Class B	166,972	1,329,097
Everest Re Group Ltd.	70,146	15,803,192
First American Financial Corp.	115,200	5,999,616
FNF Group	46,907	1,733,683
Genworth Financial, Inc. Class A (a)	149,800	515,312
Hanover Insurance Group, Inc.	31,750	3,849,370
HCI Group, Inc.	62,822	2,604,600
Heritage Insurance Holdings, Inc. (b)	151,238	2,552,897
Infinity Property & Casualty Corp.	17,585	2,544,550
Kinsale Capital Group, Inc.	84,644	4,482,746
Lincoln National Corp.	157,900	10,467,191
Maiden Holdings Ltd.	1,152,065	10,080,569
National General Holdings Corp.	254,784	6,975,986
Old Republic International Corp.	338,900	7,110,122
Primerica, Inc.	33,391	3,284,005
ProAssurance Corp.	169,776	6,519,398
Reinsurance Group of America, Inc.	90,894	13,583,199
RLI Corp.	73,234	4,810,009
Torchmark Corp.	95,882	8,133,670
Universal Insurance Holdings, Inc.	87,800	3,130,070
Unum Group	321,007	12,458,282
Validus Holdings Ltd.	69,092	4,681,674
White Mountains Insurance Group Ltd.	5,149	4,644,810
		198,148,281
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	178,671	3,362,588
American Capital Mortgage Investment Corp.	265,667	5,300,057
Ares Commercial Real Estate Corp.	282,163	3,899,493
Blackstone Mortgage Trust, Inc.	107,844	3,406,792
Chimera Investment Corp.	176,100	3,242,001
CYS Investments, Inc.	661,463	4,841,909
MFA Financial, Inc.	1,021,825	7,949,799
New York Mortgage Trust, Inc. (b)	403,200	2,483,712
Redwood Trust, Inc.	212,295	3,473,146
Starwood Property Trust, Inc.	457,182	9,925,421
Two Harbors Investment Corp.	612,519	9,524,670
		57,409,588
Thrifts & Mortgage Finance - 0.7%
BofI Holding, Inc. (a)	127,145	5,239,645
Essent Group Ltd. (a)	217,096	7,446,393
Farmer Mac Class C (non-vtg.)	25,700	2,403,207
Flagstar Bancorp, Inc. (a)	81,600	2,838,864
Lendingtree, Inc. (a)(b)	29,158	7,549,006
MGIC Investment Corp. (a)	1,370,086	14,235,194
Radian Group, Inc.	415,510	6,606,609
Walker & Dunlop, Inc.	206,166	11,570,036
		57,888,954

TOTAL FINANCIALS		1,104,393,979

HEALTH CARE - 9.9%
Biotechnology - 2.1%
Agios Pharmaceuticals, Inc. (a)	56,537	5,286,210
Aimmune Therapeutics, Inc. (a)	51,900	1,717,371
Alkermes PLC (a)	36,934	1,743,285
Alnylam Pharmaceuticals, Inc. (a)	25,840	2,570,305
Amicus Therapeutics, Inc. (a)	40,010	676,169
Ascendis Pharma A/S sponsored ADR (a)	26,462	1,905,793
Atara Biotherapeutics, Inc. (a)	119,859	5,968,978
BeiGene Ltd. ADR (a)	8,860	1,773,063
Biohaven Pharmaceutical Holding Co. Ltd.	64,848	2,269,680
BioMarin Pharmaceutical, Inc. (a)	37,417	3,380,252
bluebird bio, Inc. (a)	20,400	3,652,620
Blueprint Medicines Corp. (a)	31,215	2,624,557
Clovis Oncology, Inc. (a)	60,461	2,839,249
DBV Technologies SA sponsored ADR (a)	202,755	4,561,988
Dyax Corp. rights 12/31/19 (a)(c)	105,841	373,619
Eagle Pharmaceuticals, Inc. (a)(b)	150,540	10,147,901
Emergent BioSolutions, Inc. (a)	119,016	6,136,465
Exact Sciences Corp. (a)	283,864	16,901,263
Exelixis, Inc. (a)	84,728	1,756,411
FibroGen, Inc. (a)	21,751	1,172,379
Heron Therapeutics, Inc. (a)	181,173	5,906,240
Immune Design Corp. (a)	88,406	397,827
Immunomedics, Inc. (a)(b)	303,931	6,704,718
Incyte Corp. (a)	27,620	1,885,617
Insmed, Inc. (a)	48,585	1,353,578
Ionis Pharmaceuticals, Inc. (a)	14,320	668,028
Keryx Biopharmaceuticals, Inc. (a)(b)	381,879	2,012,502
Ligand Pharmaceuticals, Inc. Class B (a)	120,263	23,118,156
Loxo Oncology, Inc. (a)	23,982	4,252,728
Madrigal Pharmaceuticals, Inc. (a)	10,440	2,772,968
Neurocrine Biosciences, Inc. (a)	146,639	14,115,470
Portola Pharmaceuticals, Inc. (a)	12,165	488,425
Progenics Pharmaceuticals, Inc. (a)	113,867	865,389
Puma Biotechnology, Inc. (a)	40,259	2,131,714
Radius Health, Inc. (a)(b)	42,772	1,219,002
Sage Therapeutics, Inc. (a)	105,369	16,088,793
Sarepta Therapeutics, Inc. (a)	13,108	1,230,186
Seattle Genetics, Inc. (a)	27,205	1,645,630
Ultragenyx Pharmaceutical, Inc. (a)	29,918	2,189,998
United Therapeutics Corp. (a)	40,600	4,327,148
		170,831,675
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc. (a)	6,080	2,317,331
Anika Therapeutics, Inc. (a)	55,726	2,265,819
AxoGen, Inc. (a)	165,392	8,120,747
CONMED Corp.	39,400	2,704,810
Dentsply Sirona, Inc.	130,136	5,701,258
DexCom, Inc. (a)	111,451	9,806,573
Endologix, Inc. (a)	877,717	4,923,992
Globus Medical, Inc. (a)	101,510	5,638,881
Hill-Rom Holdings, Inc.	49,588	4,562,096
IDEXX Laboratories, Inc. (a)	89,147	18,561,297
Insulet Corp. (a)	50,080	4,697,003
Integer Holdings Corp. (a)	113,500	7,491,000
Integra LifeSciences Holdings Corp. (a)	26,135	1,686,753
Masimo Corp. (a)	51,430	5,094,142
Merit Medical Systems, Inc. (a)	88,821	4,556,517
Nevro Corp. (a)	151,210	11,898,715
Penumbra, Inc. (a)	32,065	5,159,259
ResMed, Inc.	26,003	2,673,368
Steris PLC	210,383	21,846,171
Teleflex, Inc.	77,331	20,659,750
The Cooper Companies, Inc.	88,086	19,934,743
West Pharmaceutical Services, Inc.	274,966	25,571,838
Zimmer Biomet Holdings, Inc.	59,376	6,621,018
		202,493,081
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	125,500	5,043,845
Capital Senior Living Corp. (a)	319,308	3,483,650
Centene Corp. (a)	162,615	19,051,973
Chemed Corp.	33,678	10,979,028
Envision Healthcare Corp. (a)	117,948	5,057,610
G1 Therapeutics, Inc.	153,381	6,642,931
HealthEquity, Inc. (a)	178,516	13,265,524
HealthSouth Corp.	320,775	20,770,181
Henry Schein, Inc. (a)	204,589	14,157,559
Laboratory Corp. of America Holdings (a)	37,400	6,754,066
LifePoint Hospitals, Inc. (a)	163,571	8,644,727
Magellan Health Services, Inc. (a)	38,300	3,502,535
MEDNAX, Inc. (a)	215,576	9,884,160
Molina Healthcare, Inc. (a)	67,850	5,762,501
Owens & Minor, Inc.	163,100	2,658,530
Premier, Inc. (a)	382,508	12,477,411
Quest Diagnostics, Inc.	75,100	8,000,403
Select Medical Holdings Corp. (a)	93,814	1,698,033
Wellcare Health Plans, Inc. (a)	74,092	16,423,974
		174,258,641
Health Care Technology - 0.7%
athenahealth, Inc. (a)	90,541	13,623,704
Evolent Health, Inc. (a)(b)	633,935	12,963,971
Medidata Solutions, Inc. (a)	285,964	22,064,982
Omnicell, Inc. (a)	2,441	113,629
Teladoc, Inc. (a)(b)	130,980	6,666,882
Veeva Systems, Inc. Class A (a)	63,990	4,950,266
		60,383,434
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	27,781	7,976,759
Cambrex Corp. (a)	199,923	9,056,512
Charles River Laboratories International, Inc. (a)	130,281	14,007,813
ICON PLC (a)	83,247	10,737,198
PerkinElmer, Inc.	157,806	11,729,720
PRA Health Sciences, Inc. (a)	130,782	11,103,392
Quintiles Transnational Holdings, Inc. (a)	52,600	5,203,718
Syneos Health, Inc. (a)	358,662	15,422,466
		85,237,578
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)(b)	36,369	657,188
Aerie Pharmaceuticals, Inc. (a)	80,337	4,121,288
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	116,054	810,057
Catalent, Inc. (a)	546,447	21,453,509
Collegium Pharmaceutical, Inc. (a)(b)	48,844	1,104,851
GW Pharmaceuticals PLC ADR (a)	10,838	1,744,810
Jazz Pharmaceuticals PLC (a)	177,468	29,992,092
Lannett Co., Inc. (a)(b)	177,600	2,939,280
Mallinckrodt PLC (a)	117,100	1,973,135
Nektar Therapeutics (a)	113,504	9,110,966
Pacira Pharmaceuticals, Inc. (a)	63,861	2,187,239
Perrigo Co. PLC	56,454	4,130,175
Prestige Brands Holdings, Inc. (a)	451,633	15,098,091
Revance Therapeutics, Inc. (a)	204,354	5,701,477
Supernus Pharmaceuticals, Inc. (a)	138,132	7,783,738
TherapeuticsMD, Inc. (a)(b)	3,810,909	22,522,472
Zogenix, Inc. (a)	48,016	2,043,081
		133,373,449

TOTAL HEALTH CARE		826,577,858

INDUSTRIALS - 14.5%
Aerospace & Defense - 0.8%
Arconic, Inc.	131,783	2,325,970
Axon Enterprise, Inc. (a)	11,477	730,855
Engility Holdings, Inc. (a)	77,822	2,446,724
Esterline Technologies Corp. (a)	16,695	1,217,900
HEICO Corp. Class A	176,245	13,403,432
Hexcel Corp.	160,200	11,346,966
Huntington Ingalls Industries, Inc.	37,139	8,210,319
Moog, Inc. Class A	18,700	1,524,611
Spirit AeroSystems Holdings, Inc. Class A	195,700	16,577,747
Teledyne Technologies, Inc. (a)	27,100	5,459,566
Textron, Inc.	43,300	2,882,914
TransDigm Group, Inc.	12,107	4,045,070
Wesco Aircraft Holdings, Inc. (a)	60,626	697,199
		70,869,273
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	75,884	5,171,495
Echo Global Logistics, Inc. (a)	70,165	1,950,587
Expeditors International of Washington, Inc.	47,877	3,565,879
Forward Air Corp.	192,957	11,446,209
XPO Logistics, Inc. (a)	217,017	22,841,039
		44,975,209
Airlines - 0.7%
Air Canada (a)	646,535	11,453,732
Alaska Air Group, Inc.	149,351	9,082,034
Azul SA sponsored ADR (a)	212,880	4,551,374
JetBlue Airways Corp. (a)	520,555	9,833,284
SkyWest, Inc.	373,584	21,294,288
		56,214,712
Building Products - 1.1%
A.O. Smith Corp.	83,934	5,293,717
Allegion PLC	124,168	9,490,160
Fortune Brands Home & Security, Inc.	241,386	13,558,652
Jeld-Wen Holding, Inc. (a)	77,989	2,134,559
Lennox International, Inc.	26,310	5,349,086
Masonite International Corp. (a)	72,982	4,824,110
Owens Corning	223,142	14,107,037
Patrick Industries, Inc. (a)	152,937	9,267,982
Simpson Manufacturing Co. Ltd.	67,699	4,286,024
Trex Co., Inc. (a)	42,280	4,981,852
Universal Forest Products, Inc.	161,594	5,943,427
USG Corp. (a)	233,807	9,698,314
		88,934,920
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.	425,237	12,102,245
ACCO Brands Corp.	532,148	6,864,709
ADS Waste Holdings, Inc. (a)	131,230	3,068,157
Brady Corp. Class A	362,771	14,148,069
Casella Waste Systems, Inc. Class A (a)	246,586	5,814,498
Cimpress NV (a)	93,721	13,048,775
Clean Harbors, Inc. (a)	352,866	18,701,898
Copart, Inc. (a)	165,456	9,071,952
Deluxe Corp.	192,168	12,786,859
Evoqua Water Technologies Corp. (a)	357,827	6,902,483
Herman Miller, Inc.	369,494	12,100,929
Hudson Technologies, Inc. (a)(b)	169,259	372,370
KAR Auction Services, Inc.	467,381	24,663,695
Multi-Color Corp.	262,106	18,190,156
Pitney Bowes, Inc.	575,212	5,119,387
Republic Services, Inc.	36,500	2,461,195
Ritchie Brothers Auctioneers, Inc. (b)	209,589	7,142,793
Steelcase, Inc. Class A	279,500	4,024,800
Tetra Tech, Inc.	219,094	12,039,215
The Brink's Co.	66,134	5,241,120
Waste Connection, Inc. (United States)	369,054	28,372,872
		222,238,177
Construction & Engineering - 0.4%
AECOM (a)	137,554	4,539,282
Aegion Corp. (a)	73,644	1,892,651
Dycom Industries, Inc. (a)	46,060	4,290,950
Fluor Corp.	278,548	13,576,430
Granite Construction, Inc.	31,478	1,790,154
KBR, Inc.	347,315	6,397,542
Tutor Perini Corp. (a)	179,662	3,557,308
		36,044,317
Electrical Equipment - 0.8%
AMETEK, Inc.	59,742	4,362,958
EnerSys	108,252	8,650,417
Generac Holdings, Inc. (a)	156,368	7,832,473
Hubbell, Inc. Class B	36,824	3,965,577
Regal Beloit Corp.	128,565	10,214,489
Rockwell Automation, Inc.	47,613	8,351,796
Sensata Technologies, Inc. PLC (a)	478,025	24,422,297
		67,800,007
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	47,438	5,094,367
ITT, Inc.	141,000	7,278,420
		12,372,787
Machinery - 3.3%
Actuant Corp. Class A	146,021	3,409,590
Allison Transmission Holdings, Inc.	338,843	13,997,604
Altra Industrial Motion Corp.	63,353	2,619,647
Cactus, Inc. (a)	84,028	2,833,424
CIRCOR International, Inc.	62,146	2,991,087
Crane Co.	31,100	2,584,721
Douglas Dynamics, Inc.	192,107	8,846,527
EnPro Industries, Inc.	39,752	2,928,132
Gardner Denver Holdings, Inc.	304,172	9,998,134
Gates Industrial Corp. PLC (a)	476,832	7,085,724
Global Brass & Copper Holdings, Inc.	81,000	2,543,400
Greenbrier Companies, Inc.	129,900	6,456,030
Hillenbrand, Inc.	47,101	2,197,262
Hyster-Yale Materials Handling Class A	27,100	1,807,570
IDEX Corp.	68,380	9,482,938
John Bean Technologies Corp.	126,628	11,181,252
Kennametal, Inc.	590,952	22,001,143
Lincoln Electric Holdings, Inc.	275,449	24,680,230
Meritor, Inc. (a)	219,680	4,558,360
Middleby Corp. (a)(b)	103,636	10,324,218
Nordson Corp.	76,797	9,648,007
Oshkosh Corp.	57,100	4,154,025
Park-Ohio Holdings Corp.	26,500	1,045,425
Proto Labs, Inc. (a)	52,317	6,309,430
RBC Bearings, Inc. (a)	97,478	12,253,959
Snap-On, Inc.	117,790	17,411,718
SPX Flow, Inc. (a)	64,329	2,802,815
Tennant Co.	222,206	17,509,833
Terex Corp.	106,402	4,211,391
Timken Co.	98,800	4,673,240
Toro Co.	412,017	23,896,986
Wabtec Corp.	138,700	13,524,637
Woodward, Inc.	74,966	5,680,174
Xylem, Inc.	44,387	3,124,845
		278,773,478
Marine - 0.2%
Kirby Corp. (a)	194,507	17,641,785
Professional Services - 1.1%
Asgn, Inc. (a)	107,766	8,297,982
CoStar Group, Inc. (a)	37,695	14,370,088
FTI Consulting, Inc. (a)	78,969	4,895,288
Huron Consulting Group, Inc. (a)	99,410	4,026,105
Manpower, Inc.	98,006	8,820,540
Navigant Consulting, Inc. (a)	148,824	3,625,353
Nielsen Holdings PLC	306,123	9,235,731
TransUnion Holding Co., Inc.	115,687	7,936,128
TriNet Group, Inc. (a)	493,988	26,497,516
		87,704,731
Road & Rail - 1.4%
Avis Budget Group, Inc. (a)	361,530	14,096,055
Covenant Transport Group, Inc. Class A (a)	198,136	5,959,931
Daseke, Inc. (a)	843,998	8,034,861
Genesee & Wyoming, Inc. Class A (a)	19,118	1,493,307
Heartland Express, Inc.	726,483	13,570,702
J.B. Hunt Transport Services, Inc.	52,857	6,770,982
Kansas City Southern	51,292	5,495,938
Knight-Swift Transportation Holdings, Inc. Class A	888,934	36,161,835
Landstar System, Inc.	79,899	9,060,547
Marten Transport Ltd.	98,647	2,249,152
Ryder System, Inc.	66,500	4,460,820
Saia, Inc. (a)	25,284	2,083,402
U.S.A. Truck, Inc. (a)	128,595	2,984,690
Werner Enterprises, Inc.	148,586	5,824,571
		118,246,793
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	217,475	9,658,065
Applied Industrial Technologies, Inc.	122,108	8,517,033
Beacon Roofing Supply, Inc. (a)	56,938	2,385,702
BMC Stock Holdings, Inc. (a)	232,399	4,729,320
GATX Corp. (b)	72,407	5,206,063
Herc Holdings, Inc. (a)	95,210	5,203,227
MSC Industrial Direct Co., Inc. Class A	229,881	21,109,972
SiteOne Landscape Supply, Inc. (a)	125,624	9,503,456
Triton International Ltd.	186,565	6,494,328
United Rentals, Inc. (a)	117,360	18,727,135
Univar, Inc. (a)	167,185	4,559,135
Watsco, Inc.	29,301	5,391,970
WESCO International, Inc. (a)	129,374	7,678,347
		109,163,753

TOTAL INDUSTRIALS		1,210,979,942

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	12,560	3,159,594
Arris International PLC (a)	116,062	2,934,047
CalAmp Corp. (a)	73,328	1,556,020
Ciena Corp. (a)	1,384,000	31,901,200
CommScope Holding Co., Inc. (a)	85,090	2,494,839
EMCORE Corp. (a)	217,776	1,110,658
F5 Networks, Inc. (a)	39,800	6,889,778
Finisar Corp. (a)(b)	621,919	10,081,307
Infinera Corp. (a)	1,320,601	11,621,289
Juniper Networks, Inc.	248,400	6,617,376
KVH Industries, Inc. (a)	37,794	417,624
Lumentum Holdings, Inc. (a)(b)	179,170	10,526,238
NetScout Systems, Inc. (a)	152,000	4,104,000
ViaSat, Inc. (a)(b)	9,121	571,066
Viavi Solutions, Inc. (a)	2,000,193	19,021,835
		113,006,871
Electronic Equipment & Components - 2.1%
Arrow Electronics, Inc. (a)	190,057	14,087,025
Avnet, Inc.	215,805	8,226,487
Belden, Inc.	164,204	9,073,913
CDW Corp.	264,208	21,149,850
Cognex Corp.	179,620	8,210,430
Coherent, Inc. (a)	57,233	9,560,773
Flextronics International Ltd. (a)	528,747	7,344,296
FLIR Systems, Inc.	86,861	4,681,808
II-VI, Inc. (a)	98,330	4,321,604
Insight Enterprises, Inc. (a)	108,446	5,086,117
Jabil, Inc.	250,281	7,077,947
KEMET Corp. (a)	132,431	2,645,971
Keysight Technologies, Inc. (a)	117,235	6,886,384
Littelfuse, Inc.	31,970	6,939,089
National Instruments Corp.	103,740	4,317,659
Sanmina Corp. (a)	129,900	3,741,120
ScanSource, Inc. (a)	71,700	2,807,055
SYNNEX Corp.	52,561	5,614,566
Systemax, Inc.	104,089	3,437,019
Trimble, Inc. (a)	733,481	24,248,882
TTM Technologies, Inc. (a)	174,000	3,137,220
Vishay Intertechnology, Inc.	146,100	3,097,320
Zebra Technologies Corp. Class A (a)	57,012	8,751,912
		174,444,447
Internet Software & Services - 3.5%
2U, Inc. (a)	131,326	12,449,705
Alphabet, Inc. Class C (a)	6,616	7,178,294
Apptio, Inc. Class A (a)	278,234	9,190,069
Box, Inc. Class A (a)	305,358	7,841,593
Carbonite, Inc. (a)	650,429	25,236,645
Care.com, Inc. (a)	843,521	17,494,626
ChannelAdvisor Corp. (a)	346,749	5,131,885
Cornerstone OnDemand, Inc. (a)	124,588	6,164,614
DocuSign, Inc.	19,000	946,390
Dropbox, Inc. Class A (a)	60,055	1,801,049
Facebook, Inc. Class A (a)	18,213	3,492,889
GoDaddy, Inc. (a)	252,570	18,081,486
GrubHub, Inc. (a)(b)	250,281	26,832,626
Hortonworks, Inc. (a)	612,054	10,882,320
IAC/InterActiveCorp (a)	36,560	5,671,918
Instructure, Inc. (a)	32,350	1,391,050
Internap Network Services Corp. (a)	520,011	5,636,919
j2 Global, Inc.	191,956	16,208,765
LogMeIn, Inc.	189,973	20,498,087
Match Group, Inc. (a)(b)	116,870	4,809,201
New Relic, Inc. (a)	46,943	4,768,939
Nutanix, Inc. Class A (a)	205,535	10,985,846
Q2 Holdings, Inc. (a)	306,716	17,528,819
Shutterstock, Inc. (a)	310,204	14,700,568
Stamps.com, Inc. (a)	70,688	17,728,550
The Trade Desk, Inc. (a)	107,045	9,155,559
Twilio, Inc. Class A (a)	16,951	914,845
Wix.com Ltd. (a)	61,243	5,325,079
Yelp, Inc. (a)	97,390	4,173,162
		292,221,498
IT Services - 2.5%
Acxiom Corp. (a)	647,864	18,975,937
Amdocs Ltd.	298,074	20,108,072
Booz Allen Hamilton Holding Corp. Class A	51,318	2,313,929
Broadridge Financial Solutions, Inc.	27,317	3,153,748
Convergys Corp.	198,086	4,682,753
CoreLogic, Inc. (a)	279,450	14,651,564
EPAM Systems, Inc. (a)	40,085	4,937,670
Euronet Worldwide, Inc. (a)	354,322	29,695,727
Fidelity National Information Services, Inc.	91,542	9,357,423
First Data Corp. Class A (a)	518,346	9,848,574
Gartner, Inc. (a)	68,206	9,053,664
Genpact Ltd.	265,365	7,968,911
Interxion Holding N.V. (a)	112,790	7,202,769
Maximus, Inc.	91,409	5,566,808
Presidio, Inc. (a)	501,215	6,706,257
Sykes Enterprises, Inc. (a)	75,879	2,135,994
Total System Services, Inc.	210,267	17,912,646
Ttec Holdings, Inc.	181,158	6,394,877
Unisys Corp. (a)(b)	275,200	3,316,160
Virtusa Corp. (a)	40,223	1,952,827
WEX, Inc. (a)	66,191	11,637,040
WNS Holdings Ltd. sponsored ADR (a)	81,073	4,146,073
Worldpay, Inc. (a)	56,000	4,450,320
		206,169,743
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)	31,400	2,057,642
Advanced Micro Devices, Inc. (a)(b)	1,064,483	14,615,352
AXT, Inc. (a)	302,585	2,193,741
Brooks Automation, Inc.	180,090	5,885,341
Cabot Microelectronics Corp.	147,949	16,743,388
Cirrus Logic, Inc. (a)	97,800	3,665,544
Cypress Semiconductor Corp.	515,528	8,485,591
Entegris, Inc.	126,376	4,435,798
Integrated Device Technology, Inc. (a)	269,624	8,962,302
Kulicke & Soffa Industries, Inc. (a)	119,900	2,887,192
Lam Research Corp.	55,800	11,058,444
Marvell Technology Group Ltd.	438,704	9,449,684
Maxim Integrated Products, Inc.	138,641	8,131,295
MKS Instruments, Inc.	39,006	4,376,473
Monolithic Power Systems, Inc.	57,378	7,562,994
ON Semiconductor Corp. (a)	1,140,478	28,660,212
Qorvo, Inc. (a)	104,630	8,396,558
Semtech Corp. (a)	264,276	12,790,958
Teradyne, Inc.	231,959	8,793,566
Versum Materials, Inc.	74,189	2,965,334
		172,117,409
Software - 4.4%
ACI Worldwide, Inc. (a)	133,707	3,229,024
ANSYS, Inc. (a)	54,470	8,867,716
Aspen Technology, Inc. (a)	299,488	27,930,251
Attunity Ltd. (a)	386,879	4,511,009
Autodesk, Inc. (a)	109,461	14,131,415
Black Knight, Inc. (a)	303,889	15,376,783
CA Technologies, Inc.	80,734	2,885,433
CommVault Systems, Inc. (a)	79,940	5,463,899
CyberArk Software Ltd. (a)	178,519	10,862,881
Descartes Systems Group, Inc. (a)	144,257	4,298,859
Descartes Systems Group, Inc. (Canada) (a)	162,609	4,852,184
Ebix, Inc. (b)	123,800	9,235,480
Everbridge, Inc. (a)	56,787	2,616,177
Fair Isaac Corp. (a)	29,144	5,363,370
FireEye, Inc. (a)	381,500	6,367,235
Guidewire Software, Inc. (a)	179,334	16,649,369
HubSpot, Inc. (a)	34,340	4,162,008
Manhattan Associates, Inc. (a)	169,091	7,358,840
Nuance Communications, Inc. (a)	1,340,427	18,109,169
Parametric Technology Corp. (a)	38,376	3,309,546
Paycom Software, Inc. (a)	39,157	4,129,889
Pivotal Software, Inc.	76,183	1,370,532
Progress Software Corp.	64,500	2,443,260
Proofpoint, Inc. (a)	34,548	4,038,316
QAD, Inc. Class A	159,441	8,267,016
Qualys, Inc. (a)	11,487	883,925
Rapid7, Inc. (a)	196,361	6,218,753
RealPage, Inc. (a)	151,225	8,884,469
SailPoint Technologies Holding, Inc. (a)	116,776	3,046,686
Splunk, Inc. (a)	161,878	17,937,701
SS&C Technologies Holdings, Inc.	766,510	39,023,024
Synopsys, Inc. (a)	122,289	10,769,992
Tableau Software, Inc. (a)	108,665	10,743,709
Take-Two Interactive Software, Inc. (a)	94,492	10,590,663
Talend SA ADR (a)	272,832	15,491,401
Tyler Technologies, Inc. (a)	75,237	17,426,394
Ultimate Software Group, Inc. (a)	79,282	20,783,776
Upland Software, Inc. (a)	100,325	3,589,629
Verint Systems, Inc. (a)	106,200	4,481,640
		365,701,423
Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (a)(b)	388,231	4,798,535
NCR Corp. (a)	225,937	6,800,704
NetApp, Inc.	68,262	4,663,660
Pure Storage, Inc. Class A (a)	259,200	5,562,432
Quantum Corp. (a)(b)	1,287,863	3,889,346
Seagate Technology LLC	74,000	4,169,900
Stratasys Ltd. (a)(b)	273,217	5,081,836
Western Digital Corp.	19,712	1,646,149
Xerox Corp.	724,113	19,681,391
		56,293,953

TOTAL INFORMATION TECHNOLOGY		1,379,955,344

MATERIALS - 4.6%
Chemicals - 2.3%
A. Schulman, Inc.	3,186	139,388
Ashland Global Holdings, Inc.	88,550	6,882,106
Axalta Coating Systems Ltd. (a)	317,516	9,877,923
Cabot Corp.	183,046	11,028,522
Eastman Chemical Co.	114,700	11,964,357
Ferro Corp. (a)	112,041	2,292,359
Huntsman Corp.	956,476	30,578,538
Ingevity Corp. (a)	19,159	1,458,766
International Flavors & Fragrances, Inc.	22,522	2,750,612
KMG Chemicals, Inc.	121,050	8,092,193
Minerals Technologies, Inc.	146,785	10,715,305
Olin Corp.	58,138	1,879,602
Orion Engineered Carbons SA	178,348	5,118,588
PolyOne Corp.	234,403	9,826,174
PQ Group Holdings, Inc.	284,436	4,670,439
Quaker Chemical Corp.	54,301	8,299,908
Rayonier Advanced Materials, Inc.	140,715	2,520,206
The Chemours Co. LLC	102,580	5,025,394
The Scotts Miracle-Gro Co. Class A	97,879	8,332,439
Trinseo SA	184,909	13,368,921
Valvoline, Inc.	719,014	14,696,646
Venator Materials PLC	242,645	4,275,405
Westlake Chemical Corp.	134,039	15,512,333
		189,306,124
Construction Materials - 0.3%
Eagle Materials, Inc.	110,105	11,933,180
Martin Marietta Materials, Inc.	17,218	3,837,376
U.S. Concrete, Inc. (a)(b)	176,567	10,761,759
		26,532,315
Containers & Packaging - 1.0%
Aptargroup, Inc.	235,962	21,784,012
Avery Dennison Corp.	45,119	4,738,849
Berry Global Group, Inc. (a)	70,050	3,382,715
Crown Holdings, Inc. (a)	292,277	12,667,285
Graphic Packaging Holding Co.	1,173,890	16,997,927
Greif, Inc. Class A	59,486	3,468,629
Owens-Illinois, Inc. (a)	405,031	7,533,577
Packaging Corp. of America	71,997	8,459,648
Smurfit Kappa Group PLC	35,907	1,472,085
WestRock Co.	104,860	6,174,157
		86,678,884
Metals & Mining - 0.8%
Alcoa Corp. (a)	39,623	1,904,678
Carpenter Technology Corp.	58,013	3,477,299
Cliffs Natural Resources, Inc. (a)	449,941	3,806,501
Compass Minerals International, Inc. (b)	46,533	3,043,258
Ferroglobe PLC	222,392	2,275,070
Ferroglobe Representation & Warranty Insurance (a)(c)	495,885	5
Goldcorp, Inc.	639,152	9,134,264
Kinross Gold Corp. (a)	1,885,922	6,807,122
Nucor Corp.	36,500	2,342,935
Reliance Steel & Aluminum Co.	45,700	4,276,149
Steel Dynamics, Inc.	189,895	9,386,510
SunCoke Energy, Inc. (a)	654,254	8,858,599
Tahoe Resources, Inc.	1,205,538	6,313,129
United States Steel Corp.	172,500	6,360,075
		67,985,594
Paper & Forest Products - 0.2%
Boise Cascade Co.	76,347	3,641,752
Clearwater Paper Corp. (a)	30,900	743,145
Domtar Corp.	79,600	3,826,372
Mercer International, Inc. (SBI)	87,272	1,400,716
P.H. Glatfelter Co.	125,100	2,187,999
Schweitzer-Mauduit International, Inc.	148,086	6,487,648
		18,287,632

TOTAL MATERIALS		388,790,549

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
CBL & Associates Properties, Inc.	226,300	1,145,078
Chatham Lodging Trust	88,024	1,830,019
Colony NorthStar, Inc.	566,612	3,337,345
CorEnergy Infrastructure Trust, Inc.	84,100	3,043,579
Corrections Corp. of America	129,700	2,791,144
CubeSmart	120,624	3,679,032
DDR Corp.	357,750	5,434,223
DiamondRock Hospitality Co.	461,700	5,877,441
EastGroup Properties, Inc.	162,501	15,149,968
Essex Property Trust, Inc.	13,545	3,237,661
Extra Space Storage, Inc.	64,620	6,219,675
Franklin Street Properties Corp.	275,093	2,129,220
Getty Realty Corp.	98,500	2,571,835
Government Properties Income Trust	247,300	3,593,269
Hospitality Properties Trust (SBI)	209,500	6,065,025
InfraReit, Inc.	94,200	2,012,112
LaSalle Hotel Properties (SBI)	104,200	3,574,060
Liberty Property Trust (SBI)	36,900	1,631,349
Mack-Cali Realty Corp.	131,300	2,595,801
Medical Properties Trust, Inc.	998,000	13,542,860
Mid-America Apartment Communities, Inc.	96,927	9,068,490
National Retail Properties, Inc.	339,819	14,078,701
National Storage Affiliates Trust	332,473	9,349,141
Omega Healthcare Investors, Inc.	208,228	6,382,188
One Liberty Properties, Inc.	76,400	1,949,728
Outfront Media, Inc.	432,051	8,571,892
Piedmont Office Realty Trust, Inc. Class A	504,344	9,693,492
Preferred Apartment Communities, Inc. Class A	220,500	3,234,735
Prologis, Inc.	54,939	3,535,325
RLJ Lodging Trust	435,079	10,180,849
Sabra Health Care REIT, Inc.	207,182	4,294,883
Select Income REIT	237,100	5,121,360
Senior Housing Properties Trust (SBI)	399,400	7,053,404
Spirit Realty Capital, Inc.	664,350	5,819,706
Summit Hotel Properties, Inc.	198,800	3,039,652
Urban Edge Properties	136,325	2,981,428
VEREIT, Inc.	1,265,900	9,063,844
Washington Prime Group, Inc.	365,000	2,653,550
Weyerhaeuser Co.	155,342	5,798,917
Xenia Hotels & Resorts, Inc.	227,621	5,729,221
		217,061,202
Real Estate Management & Development - 0.2%
HFF, Inc.	198,549	6,695,072
Jones Lang LaSalle, Inc.	27,942	4,575,782
Realogy Holdings Corp. (b)	399,982	9,515,572
		20,786,426

TOTAL REAL ESTATE		237,847,628

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. (a)	38,200	1,425,242
Vonage Holdings Corp. (a)	304,089	3,481,819
Zayo Group Holdings, Inc. (a)	102,953	3,582,764
		8,489,825
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	958,702	20,621,680

TOTAL TELECOMMUNICATION SERVICES		29,111,505

UTILITIES - 0.8%
Electric Utilities - 0.6%
Entergy Corp.	275,865	22,320,237
FirstEnergy Corp.	323,100	11,121,102
Portland General Electric Co.	310,773	13,257,576
		46,698,915
Gas Utilities - 0.0%
National Fuel Gas Co.	47,690	2,510,402
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	495,458	6,317,090
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	168,047	9,155,201
SCANA Corp.	60,100	2,181,630
		11,336,831

TOTAL UTILITIES		66,863,238

TOTAL COMMON STOCKS
(Cost $5,329,009,711)		6,666,592,720

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)
(Cost $257,662)	6,381	215,252

Equity Funds - 17.4%
Mid-Cap Blend Funds - 7.8%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	21,070,175	265,484,201
iShares S&P MidCap 400 Index ETF	1,985,310	386,678,805

TOTAL MID-CAP BLEND FUNDS		652,163,006

Mid-Cap Growth Funds - 0.0%
iShares Russell Midcap Growth Index ETF	11,745	1,483,628
Sector Funds - 1.1%
Fidelity SAI Real Estate Index Fund (e)	8,580,017	91,548,782
Small Blend Funds - 2.1%
Fidelity Small Cap Index Fund Institutional Premium Class (e)	8,016,627	174,281,478
Small Growth Funds - 0.0%
iShares Russell 2000 Growth Index ETF (b)	21,475	4,356,848
Small Value Funds - 6.4%
AB Discovery Value Fund Advisor Class	10,376,619	248,208,720
Fidelity Small Cap Value Fund (e)	13,954,778	285,514,766

TOTAL SMALL VALUE FUNDS		533,723,486

TOTAL EQUITY FUNDS
(Cost $1,336,133,374)		1,457,557,228
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.88% 6/14/18 to 8/23/18 (f)
(Cost $9,788,954)	$9,810,000	9,788,998
	Shares

Money Market Funds - 7.2%
Fidelity Securities Lending Cash Central Fund 1.76% (g)(h)	272,135,003	272,162,217
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (i)	328,744,917	328,744,917
TOTAL MONEY MARKET FUNDS
(Cost $600,907,134)		600,907,134
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $7,276,096,835)		8,735,061,332
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(369,435,353)
NET ASSETS - 100%		$8,365,625,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,104	June 2018	$90,207,840	$4,962,041	$4,962,041

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,252 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,873,652.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$712,504
Total	$712,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$83,998,367	$--	$--	$454,741	$--	$7,550,415	$91,548,782
Fidelity SAI Small-Mid Cap 500 Index Fund	275,953,755	80,989,693	102,422,329	--	3,063,650	7,899,432	265,484,201
Fidelity Small Cap Index Fund Institutional Premium Class	--	175,000,000	--	--	--	(718,522)	174,281,478
Fidelity Small Cap Value Fund	351,418,023	--	77,585,541	--	8,872,616	2,809,668	285,514,766
Total	$711,370,145	$255,989,693	$180,007,870	$454,741	$11,936,266	$17,540,993	$816,829,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$910,779,477	$910,564,225	$--	$215,252
Consumer Staples	161,619,080	161,619,080	--	--
Energy	349,889,372	349,889,372	--	--
Financials	1,104,393,979	1,104,393,979	--	--
Health Care	826,577,858	826,204,239	--	373,619
Industrials	1,210,979,942	1,210,979,942	--	--
Information Technology	1,379,955,344	1,379,955,344	--	--
Materials	388,790,549	388,790,544	--	5
Real Estate	237,847,628	237,847,628	--	--
Telecommunication Services	29,111,505	29,111,505	--	--
Utilities	66,863,238	66,863,238	--	--
Equity Funds	1,457,557,228	1,457,557,228	--	--
Other Short-Term Investments	9,788,998	--	9,788,998	--
Money Market Funds	600,907,134	600,907,134	--	--
Total Investments in Securities:	$8,735,061,332	$8,724,683,458	$9,788,998	$588,876
Derivative Instruments:
Assets
Futures Contracts	$4,962,041	$4,962,041	$--	$--
Total Assets	$4,962,041	$4,962,041	$--	$--
Total Derivative Instruments:	$4,962,041	$4,962,041	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

May 31, 2018

AMM-QTLY-0718
1.933026.106

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	702	$11,106
BorgWarner, Inc.	700	34,146
Cooper Tire & Rubber Co.	408	10,486
Cooper-Standard Holding, Inc. (a)	290	36,018
Dana Holding Corp.	800	17,840
Delphi Technologies PLC	653	32,715
Lear Corp.	200	39,600
The Goodyear Tire & Rubber Co.	1,574	38,453
Tower International, Inc.	600	17,640
Visteon Corp. (a)	119	14,870
		252,874
Distributors - 0.7%
LKQ Corp. (a)	554	17,601
Pool Corp.	715	102,188
		119,789
Diversified Consumer Services - 1.6%
Bright Horizons Family Solutions, Inc. (a)	320	32,384
Carriage Services, Inc.	400	10,060
Grand Canyon Education, Inc. (a)	744	82,658
ServiceMaster Global Holdings, Inc. (a)	2,227	127,251
		252,353
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc.	900	19,098
Carrols Restaurant Group, Inc. (a)	1,438	18,406
Cedar Fair LP (depositary unit)	506	33,639
Dave & Buster's Entertainment, Inc. (a)	175	7,287
Dunkin' Brands Group, Inc.	895	57,307
Fiesta Restaurant Group, Inc. (a)	340	8,449
Hilton Grand Vacations, Inc. (a)	360	14,314
Norwegian Cruise Line Holdings Ltd. (a)	150	7,851
Papa John's International, Inc.	614	31,529
Penn National Gaming, Inc. (a)	434	14,791
Red Lion Hotels Corp. (a)	1,361	14,835
U.S. Foods Holding Corp. (a)	291	10,383
Wyndham Worldwide Corp.	200	21,688
		259,577
Household Durables - 0.5%
Helen of Troy Ltd. (a)	258	23,168
M.D.C. Holdings, Inc.	1,000	31,580
Newell Brands, Inc.	1,099	25,914
		80,662
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	209	4,249
U.S. Auto Parts Network, Inc. (a)	5,214	8,916
		13,165
Leisure Products - 1.1%
Brunswick Corp.	1,428	90,821
Polaris Industries, Inc.	835	93,437
		184,258
Media - 1.2%
AMC Networks, Inc. Class A (a)	400	22,868
Cinemark Holdings, Inc.	2,280	76,996
Discovery Communications, Inc. Class C (non-vtg.) (a)	317	6,267
E.W. Scripps Co. Class A	1,436	17,936
National CineMedia, Inc.	4,108	30,440
Nexstar Broadcasting Group, Inc. Class A	141	9,348
Sinclair Broadcast Group, Inc. Class A	1,029	28,195
		192,050
Multiline Retail - 0.5%
Dillard's, Inc. Class A	200	16,286
Kohl's Corp.	800	53,400
Tuesday Morning Corp. (a)	2,138	5,666
		75,352
Specialty Retail - 2.1%
Aaron's, Inc. Class A	1,659	65,995
American Eagle Outfitters, Inc.	800	17,760
Conn's, Inc. (a)	872	20,187
Dick's Sporting Goods, Inc.	503	18,410
Foot Locker, Inc.	400	21,588
Monro, Inc.	665	37,307
Murphy U.S.A., Inc. (a)	400	26,704
Office Depot, Inc.	4,100	9,676
Penske Automotive Group, Inc.	400	19,260
Sally Beauty Holdings, Inc. (a)	4,650	70,401
Sonic Automotive, Inc. Class A (sub. vtg.)	800	17,040
The Children's Place Retail Stores, Inc.	160	20,600
		344,928
Textiles, Apparel & Luxury Goods - 2.6%
Carter's, Inc.	877	95,602
Hanesbrands, Inc.	4,385	79,939
Michael Kors Holdings Ltd. (a)	300	17,217
PetIQ, Inc. Class A	429	8,215
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,381	98,252
Switch, Inc. Class A	3,022	37,715
Under Armour, Inc. Class C (non-vtg.) (a)	2,119	40,091
Wolverine World Wide, Inc.	1,187	39,800
		416,831

TOTAL CONSUMER DISCRETIONARY		2,191,839

CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Primo Water Corp. (a)	2,038	34,605
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	257	24,878
Performance Food Group Co. (a)	2,110	75,433
SpartanNash Co.	700	17,332
SUPERVALU, Inc. (a)	1,000	18,490
Weis Markets, Inc.	400	21,812
		157,945
Food Products - 0.9%
Calavo Growers, Inc.	58	5,104
Farmer Brothers Co. (a)	523	15,272
Lamb Weston Holdings, Inc.	978	62,348
Nomad Foods Ltd. (a)	897	15,608
Pilgrim's Pride Corp. (a)	1,200	23,388
Sanderson Farms, Inc.	200	19,576
		141,296
Household Products - 0.3%
Central Garden & Pet Co. (a)	313	12,780
Spectrum Brands Holdings, Inc.	419	33,390
		46,170

TOTAL CONSUMER STAPLES		380,016

ENERGY - 4.4%
Energy Equipment & Services - 1.3%
Core Laboratories NV	430	53,397
Matrix Service Co. (a)	1,000	19,400
McDermott International, Inc. (a)	1,441	31,313
Patterson-UTI Energy, Inc.	2,666	55,133
RigNet, Inc. (a)	1,386	16,424
U.S. Silica Holdings, Inc.	1,000	30,930
		206,597
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corp. (a)	8,039	21,705
Arch Coal, Inc.	89	7,312
Cabot Oil & Gas Corp.	1,114	25,455
Canacol Energy Ltd. (a)	3,350	11,032
Cimarex Energy Co.	589	54,730
Delek U.S. Holdings, Inc.	413	23,037
Earthstone Energy, Inc. (a)	355	3,138
Evolution Petroleum Corp.	2,400	22,800
Extraction Oil & Gas, Inc. (a)	2,754	46,708
Highpoint Resources, Inc. (a)	1,368	9,768
Laredo Petroleum, Inc. (a)	800	7,424
Leucrotta Exploration, Inc. (a)	4,493	6,861
Newfield Exploration Co. (a)	900	26,316
Oasis Petroleum, Inc. (a)	1,475	19,219
Paramount Resources Ltd. Class A (a)	1,392	17,016
Parsley Energy, Inc. Class A (a)	1,090	32,133
PBF Energy, Inc. Class A	945	44,585
PDC Energy, Inc. (a)	206	12,461
RSP Permian, Inc. (a)	381	16,665
Scorpio Tankers, Inc.	4,433	12,856
Sundance Energy Australia Ltd. (a)	129,792	6,773
W&T Offshore, Inc. (a)	4,800	32,880
Whiting Petroleum Corp. (a)	809	42,408
World Fuel Services Corp.	300	6,264
		509,546

TOTAL ENERGY		716,143

FINANCIALS - 14.0%
Banks - 5.4%
Associated Banc-Corp.	1,163	32,099
Bank of the Ozarks, Inc.	576	27,383
BankUnited, Inc.	1,710	72,111
Cathay General Bancorp	600	25,314
Central Pacific Financial Corp.	400	11,776
CIT Group, Inc.	700	34,951
Commerce Bancshares, Inc.	510	32,936
Cullen/Frost Bankers, Inc.	205	23,417
East West Bancorp, Inc.	399	27,723
Fifth Third Bancorp	178	5,443
First Hawaiian, Inc.	1,237	36,219
First Horizon National Corp.	2,073	38,433
First Interstate Bancsystem, Inc.	762	33,261
Fulton Financial Corp.	1,000	17,450
Great Western Bancorp, Inc.	643	28,028
Hancock Whitney Corp.	300	15,075
Hanmi Financial Corp.	500	14,975
IBERIABANK Corp.	637	50,896
KeyCorp	2,500	48,600
Old National Bancorp, Indiana	1,400	25,130
Preferred Bank, Los Angeles	154	9,810
Regions Financial Corp.	2,600	47,424
Signature Bank (a)	203	25,880
SVB Financial Group (a)	89	27,780
TCF Financial Corp.	1,500	39,465
Western Alliance Bancorp. (a)	661	39,832
Wintrust Financial Corp.	413	38,041
Zions Bancorporation	900	49,329
		878,781
Capital Markets - 2.9%
E*TRADE Financial Corp. (a)	438	27,747
Eaton Vance Corp. (non-vtg.)	977	52,563
FactSet Research Systems, Inc.	172	34,574
Financial Engines, Inc.	1,515	67,645
Lazard Ltd. Class A	1,268	65,226
Legg Mason, Inc.	700	26,089
LPL Financial	956	65,744
Moelis & Co. Class A	265	15,701
Morningstar, Inc.	262	31,443
PennantPark Investment Corp.	2,600	18,902
Prospect Capital Corp.	2,900	19,604
WisdomTree Investments, Inc.	3,670	40,223
		465,461
Consumer Finance - 1.2%
Ally Financial, Inc.	2,293	58,815
Green Dot Corp. Class A (a)	135	9,621
Navient Corp.	900	12,429
OneMain Holdings, Inc. (a)	1,182	38,450
SLM Corp. (a)	6,050	69,152
		188,467
Diversified Financial Services - 1.0%
Banco Latinoamericano de Comercio Exterior SA Series E	700	18,641
Cannae Holdings, Inc. (a)	548	10,955
Donnelley Financial Solutions, Inc. (a)	137	2,104
Granite Point Mortgage Trust, Inc.	142	2,597
Jefferies Financial Group, Inc.	1,814	39,690
On Deck Capital, Inc. (a)	6,366	42,270
Voya Financial, Inc.	737	38,280
		154,537
Insurance - 2.4%
AmTrust Financial Services, Inc.	900	12,024
Assured Guaranty Ltd.	700	24,843
CNA Financial Corp.	700	32,886
CNO Financial Group, Inc.	1,900	38,038
Everest Re Group Ltd.	120	27,035
First American Financial Corp.	700	36,456
Genworth Financial, Inc. Class A (a)	2,800	9,632
Heritage Insurance Holdings, Inc.	800	13,504
Kinsale Capital Group, Inc.	335	17,742
Lincoln National Corp.	600	39,774
ProAssurance Corp.	690	26,496
Reinsurance Group of America, Inc.	230	34,371
RLI Corp.	278	18,259
Universal Insurance Holdings, Inc.	600	21,390
Unum Group	900	34,929
		387,379
Mortgage Real Estate Investment Trusts - 0.5%
MFA Financial, Inc.	2,300	17,894
New York Mortgage Trust, Inc.	2,300	14,168
Redwood Trust, Inc.	1,100	17,996
Starwood Property Trust, Inc.	1,100	23,881
Two Harbors Investment Corp.	750	11,663
		85,602
Thrifts & Mortgage Finance - 0.6%
Flagstar Bancorp, Inc. (a)	500	17,395
Lendingtree, Inc. (a)	49	12,686
MGIC Investment Corp. (a)	5,335	55,431
Radian Group, Inc.	800	12,720
		98,232

TOTAL FINANCIALS		2,258,459

HEALTH CARE - 10.2%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)	244	22,814
Atara Biotherapeutics, Inc. (a)	560	27,888
DBV Technologies SA sponsored ADR (a)	869	19,553
Dyax Corp. rights 12/31/19 (a)(b)	741	2,616
Exact Sciences Corp. (a)	632	37,629
Heron Therapeutics, Inc. (a)	845	27,547
Immune Design Corp. (a)	330	1,485
Immunomedics, Inc. (a)	1,335	29,450
Neurocrine Biosciences, Inc. (a)	331	31,862
Sage Therapeutics, Inc. (a)	175	26,721
United Therapeutics Corp. (a)	100	10,658
		238,223
Health Care Equipment & Supplies - 2.7%
Anika Therapeutics, Inc. (a)	204	8,295
AxoGen, Inc. (a)	556	27,300
Dentsply Sirona, Inc.	296	12,968
DexCom, Inc. (a)	325	28,597
Endologix, Inc. (a)	4,076	22,866
IDEXX Laboratories, Inc. (a)	348	72,457
Insulet Corp. (a)	217	20,352
Integer Holdings Corp. (a)	600	39,600
Masimo Corp. (a)	222	21,989
Nevro Corp. (a)	446	35,096
Steris PLC	598	62,096
The Cooper Companies, Inc.	136	30,778
West Pharmaceutical Services, Inc.	657	61,101
		443,495
Health Care Providers & Services - 2.8%
Capital Senior Living Corp. (a)	1,169	12,754
Centene Corp. (a)	638	74,748
G1 Therapeutics, Inc.	348	15,072
HealthEquity, Inc. (a)	384	28,535
HealthSouth Corp.	1,078	69,801
Henry Schein, Inc. (a)	512	35,430
LifePoint Hospitals, Inc. (a)	500	26,425
Magellan Health Services, Inc. (a)	200	18,290
MEDNAX, Inc. (a)	938	43,007
Molina Healthcare, Inc. (a)	270	22,931
Owens & Minor, Inc.	1,100	17,930
Premier, Inc. (a)	780	25,444
Quest Diagnostics, Inc.	100	10,653
Wellcare Health Plans, Inc. (a)	214	47,437
		448,457
Health Care Technology - 0.9%
athenahealth, Inc. (a)	296	44,539
Evolent Health, Inc. (a)	1,443	29,509
Medidata Solutions, Inc. (a)	849	65,509
Omnicell, Inc. (a)	11	512
		140,069
Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc. Class A (a)	102	29,287
Cambrex Corp. (a)	387	17,531
PRA Health Sciences, Inc. (a)	176	14,942
Syneos Health, Inc. (a)	1,066	45,838
		107,598
Pharmaceuticals - 1.7%
Avadel Pharmaceuticals PLC sponsored ADR (a)	424	2,960
Catalent, Inc. (a)	1,877	73,691
Jazz Pharmaceuticals PLC (a)	225	38,025
Lannett Co., Inc. (a)	900	14,895
Mallinckrodt PLC (a)	500	8,425
Prestige Brands Holdings, Inc. (a)	1,888	63,116
Revance Therapeutics, Inc. (a)	715	19,949
TherapeuticsMD, Inc. (a)	8,655	51,151
Zogenix, Inc. (a)	109	4,638
		276,850

TOTAL HEALTH CARE		1,654,692

INDUSTRIALS - 18.0%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	43	2,738
HEICO Corp. Class A	528	40,154
Huntington Ingalls Industries, Inc.	60	13,264
Moog, Inc. Class A	200	16,306
Spirit AeroSystems Holdings, Inc. Class A	700	59,297
Wesco Aircraft Holdings, Inc. (a)	136	1,564
		133,323
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	400	27,260
Forward Air Corp.	893	52,973
		80,233
Airlines - 1.0%
Air Canada (a)	2,366	41,915
Alaska Air Group, Inc.	300	18,243
JetBlue Airways Corp. (a)	1,600	30,224
SkyWest, Inc.	1,341	76,437
		166,819
Building Products - 1.2%
Allegion PLC	533	40,737
Fortune Brands Home & Security, Inc.	695	39,038
Jeld-Wen Holding, Inc. (a)	295	8,074
Owens Corning	400	25,288
Patrick Industries, Inc. (a)	598	36,239
Simpson Manufacturing Co. Ltd.	154	9,750
USG Corp. (a)	984	40,816
		199,942
Commercial Services & Supplies - 4.0%
ABM Industries, Inc.	1,619	46,077
ADS Waste Holdings, Inc. (a)	479	11,199
Brady Corp. Class A	1,414	55,146
Casella Waste Systems, Inc. Class A (a)	902	21,269
Cimpress NV (a)	229	31,884
Clean Harbors, Inc. (a)	1,512	80,136
Deluxe Corp.	669	44,515
Evoqua Water Technologies Corp. (a)	1,555	29,996
Herman Miller, Inc.	1,424	46,636
Hudson Technologies, Inc. (a)	622	1,368
KAR Auction Services, Inc.	590	31,134
LSC Communications, Inc.	137	1,734
Multi-Color Corp.	1,121	77,797
Pitney Bowes, Inc.	2,061	18,343
R.R. Donnelley & Sons Co.	366	2,284
Ritchie Brothers Auctioneers, Inc.	898	30,604
Waste Connection, Inc. (United States)	1,441	110,784
		640,906
Construction & Engineering - 0.2%
Fluor Corp.	633	30,852
Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	613	30,705
Regal Beloit Corp.	400	31,780
Sensata Technologies, Inc. PLC (a)	2,089	106,727
		169,212
Industrial Conglomerates - 0.1%
ITT, Inc.	400	20,648
Machinery - 4.2%
Allison Transmission Holdings, Inc.	1,173	48,457
Crane Co.	100	8,311
Douglas Dynamics, Inc.	758	34,906
Gates Industrial Corp. PLC (a)	1,332	19,794
Global Brass & Copper Holdings, Inc.	600	18,840
John Bean Technologies Corp.	556	49,095
Kennametal, Inc.	1,319	49,106
Lincoln Electric Holdings, Inc.	372	33,331
Middleby Corp. (a)	451	44,929
Park-Ohio Holdings Corp.	300	11,835
Proto Labs, Inc. (a)	230	27,738
RBC Bearings, Inc. (a)	380	47,770
Snap-On, Inc.	347	51,294
Tennant Co.	949	74,781
Timken Co.	300	14,190
Toro Co.	1,474	85,492
Wabtec Corp.	395	38,516
Woodward, Inc.	319	24,171
		682,556
Marine - 0.5%
Kirby Corp. (a)	854	77,458
Professional Services - 1.2%
CoStar Group, Inc. (a)	62	23,636
Manpower, Inc.	300	27,000
Nielsen Holdings PLC	695	20,968
TriNet Group, Inc. (a)	2,163	116,023
		187,627
Road & Rail - 2.0%
Avis Budget Group, Inc. (a)	821	32,011
Covenant Transport Group, Inc. Class A (a)	725	21,808
Daseke, Inc. (a)	3,088	29,398
Heartland Express, Inc.	3,117	58,226
J.B. Hunt Transport Services, Inc.	120	15,372
Knight-Swift Transportation Holdings, Inc. Class A	1,698	69,075
Landstar System, Inc.	320	36,288
Marten Transport Ltd.	361	8,231
Ryder System, Inc.	300	20,124
U.S.A. Truck, Inc. (a)	479	11,118
Werner Enterprises, Inc.	337	13,210
		314,861
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	479	33,410
GATX Corp.	400	28,760
MSC Industrial Direct Co., Inc. Class A	877	80,535
United Rentals, Inc. (a)	240	38,297
Univar, Inc. (a)	611	16,662
		197,664

TOTAL INDUSTRIALS		2,902,101

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.4%
Ciena Corp. (a)	3,115	71,801
EMCORE Corp. (a)	796	4,060
F5 Networks, Inc. (a)	200	34,622
Finisar Corp. (a)	1,028	16,664
Infinera Corp. (a)	2,999	26,391
Juniper Networks, Inc.	1,200	31,968
KVH Industries, Inc. (a)	139	1,536
Lumentum Holdings, Inc. (a)	216	12,690
ViaSat, Inc. (a)	33	2,066
Viavi Solutions, Inc. (a)	3,325	31,621
		233,419
Electronic Equipment & Components - 2.4%
Arrow Electronics, Inc. (a)	300	22,236
Avnet, Inc.	600	22,872
Belden, Inc.	356	19,673
CDW Corp.	727	58,196
Cognex Corp.	700	31,997
Flextronics International Ltd. (a)	1,400	19,446
Jabil, Inc.	1,200	33,936
KEMET Corp. (a)	484	9,670
Keysight Technologies, Inc. (a)	266	15,625
Sanmina Corp. (a)	700	20,160
Systemax, Inc.	381	12,581
Trimble, Inc. (a)	2,064	68,236
TTM Technologies, Inc. (a)	1,200	21,636
Vishay Intertechnology, Inc.	900	19,080
Zebra Technologies Corp. Class A (a)	130	19,956
		395,300
Internet Software & Services - 4.7%
2U, Inc. (a)	310	29,388
Alphabet, Inc. Class C (a)	24	26,040
Apptio, Inc. Class A (a)	1,017	33,592
Box, Inc. Class A (a)	1,120	28,762
Carbonite, Inc. (a)	2,380	92,344
Care.com, Inc. (a)	3,086	64,004
ChannelAdvisor Corp. (a)	1,699	25,145
Cornerstone OnDemand, Inc. (a)	525	25,977
DocuSign, Inc.	100	4,981
Facebook, Inc. Class A (a)	66	12,657
GoDaddy, Inc. (a)	397	28,421
GrubHub, Inc. (a)	632	67,757
Hortonworks, Inc. (a)	2,240	39,827
Instructure, Inc. (a)	119	5,117
Internap Network Services Corp. (a)	1,905	20,650
j2 Global, Inc.	469	39,602
LogMeIn, Inc.	220	23,738
Match Group, Inc. (a)	427	17,571
Nutanix, Inc. Class A (a)	437	23,358
Q2 Holdings, Inc. (a)	999	57,093
Shutterstock, Inc. (a)	1,111	52,650
Stamps.com, Inc. (a)	118	29,594
Twilio, Inc. Class A (a)	62	3,346
Wix.com Ltd. (a)	56	4,869
		756,483
IT Services - 1.8%
Acxiom Corp. (a)	1,471	43,086
Amdocs Ltd.	500	33,730
Convergys Corp.	700	16,548
CoreLogic, Inc. (a)	603	31,615
Euronet Worldwide, Inc. (a)	819	68,640
First Data Corp. Class A (a)	1,177	22,363
Gartner, Inc. (a)	212	28,141
Presidio, Inc. (a)	2,177	29,128
Unisys Corp. (a)	1,006	12,122
Virtusa Corp. (a)	147	7,137
		292,510
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	2,418	33,199
AXT, Inc. (a)	1,107	8,026
Cabot Microelectronics Corp.	590	66,770
Cirrus Logic, Inc. (a)	500	18,740
Maxim Integrated Products, Inc.	315	18,475
ON Semiconductor Corp. (a)	1,800	45,234
Teradyne, Inc.	346	13,117
		203,561
Software - 4.7%
Aspen Technology, Inc. (a)	368	34,320
Attunity Ltd. (a)	1,415	16,499
CommVault Systems, Inc. (a)	183	12,508
CyberArk Software Ltd. (a)	771	46,915
Descartes Systems Group, Inc. (a)	936	27,893
Descartes Systems Group, Inc. (Canada) (a)	385	11,488
Ebix, Inc.	452	33,719
Everbridge, Inc. (a)	208	9,583
Guidewire Software, Inc. (a)	494	45,863
Manhattan Associates, Inc. (a)	649	28,244
Nuance Communications, Inc. (a)	2,104	28,425
QAD, Inc. Class A	582	30,177
Qualys, Inc. (a)	42	3,232
Rapid7, Inc. (a)	718	22,739
RealPage, Inc. (a)	636	37,365
Splunk, Inc. (a)	411	45,543
SS&C Technologies Holdings, Inc.	2,799	142,497
Tableau Software, Inc. (a)	424	41,921
Talend SA ADR (a)	618	35,090
Tyler Technologies, Inc. (a)	214	49,567
Ultimate Software Group, Inc. (a)	133	34,866
Upland Software, Inc. (a)	366	13,095
		751,549
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (a)	1,659	20,505
NCR Corp. (a)	600	18,060
Quantum Corp. (a)	4,708	14,218
Seagate Technology LLC	600	33,810
Stratasys Ltd. (a)	1,274	23,696
Western Digital Corp.	72	6,013
Xerox Corp.	1,823	49,549
		165,851

TOTAL INFORMATION TECHNOLOGY		2,798,673

MATERIALS - 4.5%
Chemicals - 2.1%
A. Schulman, Inc.	200	8,750
Axalta Coating Systems Ltd. (a)	1,236	38,452
Cabot Corp.	511	30,788
Eastman Chemical Co.	500	52,155
Huntsman Corp.	2,048	65,475
Orion Engineered Carbons SA	653	18,741
Quaker Chemical Corp.	212	32,404
Rayonier Advanced Materials, Inc.	514	9,206
Trinseo SA	500	36,150
Valvoline, Inc.	1,810	36,996
Westlake Chemical Corp.	141	16,318
		345,435
Construction Materials - 0.3%
Eagle Materials, Inc.	250	27,095
U.S. Concrete, Inc. (a)	401	24,441
		51,536
Containers & Packaging - 1.3%
Aptargroup, Inc.	919	84,842
Crown Holdings, Inc. (a)	700	30,338
Graphic Packaging Holding Co.	2,729	39,516
Owens-Illinois, Inc. (a)	1,200	22,320
Packaging Corp. of America	81	9,518
Smurfit Kappa Group PLC	132	5,412
WestRock Co.	384	22,610
		214,556
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc. (a)	1,646	13,925
Ferroglobe Representation & Warranty Insurance (a)(b)	2,166	0
Goldcorp, Inc.	1,452	20,751
Kinross Gold Corp. (a)	4,283	15,459
Reliance Steel & Aluminum Co.	300	28,071
Tahoe Resources, Inc.	2,738	14,338
		92,544
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	300	7,215
Mercer International, Inc. (SBI)	320	5,136
P.H. Glatfelter Co.	1,000	17,490
		29,841

TOTAL MATERIALS		733,912

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.0%
CBL & Associates Properties, Inc.	1,100	5,566
CorEnergy Infrastructure Trust, Inc.	600	21,714
DDR Corp.	950	14,431
EastGroup Properties, Inc.	481	44,844
Government Properties Income Trust	1,200	17,436
Hospitality Properties Trust (SBI)	1,200	34,740
InfraReit, Inc.	700	14,952
LaSalle Hotel Properties (SBI)	500	17,150
Medical Properties Trust, Inc.	1,900	25,783
Mid-America Apartment Communities, Inc.	382	35,740
National Retail Properties, Inc.	1,333	55,226
National Storage Affiliates Trust	1,475	41,477
Omega Healthcare Investors, Inc.	1,100	33,715
Outfront Media, Inc.	1,673	33,192
Piedmont Office Realty Trust, Inc. Class A	1,700	32,674
Preferred Apartment Communities, Inc. Class A	800	11,736
RLJ Lodging Trust	1,649	38,587
Sabra Health Care REIT, Inc.	1,200	24,876
Select Income REIT	900	19,440
Senior Housing Properties Trust (SBI)	1,900	33,554
Spirit Realty Capital, Inc.	3,800	33,288
Summit Hotel Properties, Inc.	1,100	16,819
VEREIT, Inc.	3,600	25,776
Washington Prime Group, Inc.	2,200	15,994
		648,710
Real Estate Management & Development - 0.3%
HFF, Inc.	771	25,998
Realogy Holdings Corp.	1,066	25,360
		51,358

TOTAL REAL ESTATE		700,068

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. (a)	135	5,037
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	2,364	50,850

TOTAL TELECOMMUNICATION SERVICES		55,887

UTILITIES - 1.2%
Electric Utilities - 0.8%
Entergy Corp.	600	48,546
FirstEnergy Corp.	1,100	37,862
Portland General Electric Co.	1,071	45,689
		132,097
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,700	21,675
Multi-Utilities - 0.2%
NorthWestern Energy Corp.	664	36,175

TOTAL UTILITIES		189,947

TOTAL COMMON STOCKS
(Cost $11,798,288)		14,581,737

Equity Funds - 4.2%
Mid-Cap Blend Funds - 3.6%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	46,626	587,477
Sector Funds - 0.6%
Fidelity SAI Real Estate Index Fund (c)	9,532	101,708
TOTAL EQUITY FUNDS
(Cost $613,089)		689,185
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.88% 8/30/18 (d)
(Cost $29,859)	30,000	29,859
	Shares

Money Market Funds - 5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.67% (e)
(Cost $888,047)	888,047	888,047
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $13,329,283)		16,188,828
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(37,279)
NET ASSETS - 100%		$16,151,549

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	June 2018	$490,260	$16,935	$16,935

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,859.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$93,320	$--	$--	$505	$--	$8,388	$101,708
Fidelity SAI Small-Mid Cap 500 Index Fund	569,466	184,786	189,800	--	9,643	13,382	587,477
Total	$662,786	$184,786	$189,800	$505	$9,643	$21,770	$689,185

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,191,839	$2,191,839	$--	$--
Consumer Staples	380,016	380,016	--	--
Energy	716,143	716,143	--	--
Financials	2,258,459	2,258,459	--	--
Health Care	1,654,692	1,652,076	--	2,616
Industrials	2,902,101	2,902,101	--	--
Information Technology	2,798,673	2,798,673	--	--
Materials	733,912	733,912	--	--
Real Estate	700,068	700,068	--	--
Telecommunication Services	55,887	55,887	--	--
Utilities	189,947	189,947	--	--
Equity Funds	689,185	689,185	--	--
Other Short-Term Investments	29,859	--	29,859	--
Money Market Funds	888,047	888,047	--	--
Total Investments in Securities:	$16,188,828	$16,156,353	$29,859	$2,616
Derivative Instruments:
Assets
Futures Contracts	$16,935	$16,935	$--	$--
Total Assets	$16,935	$16,935	$--	$--
Total Derivative Instruments:	$16,935	$16,935	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018